     As filed with Securities and Exchange Commission on April 30, 1997
                                                       Registration No. 33-65263
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM S-6

                       POST-EFFECTIVE AMENDMENT NO. 2
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                                -----------------

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)

                       NEW ENGLAND LIFE INSURANCE COMPANY

                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
              (Address of depositor's principal executive offices)

                              MARIE C. SWIFT, ESQ.
                                    Counsel
                       New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                   Copies to:
                             STEPHEN E. ROTH, ESQ.
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                -----------------

  It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)

    [X] on May 1, 1997 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  Pursuant to Rule 24f-2, an indefinite amount of securities has been registered under the Securities Act of 1933. A Rule 24f-2 Notice was filed on February 25, 1997.

                                NEW ENGLAND LIFE
                               INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
                                   Issued by
                       New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                 (617) 578-2000

  This prospectus describes individual modified single premium variable life insurance policies (the "Policies") offered by New England Life Insurance Company ("NELICO"), a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

  The Policies are issued in two forms: Single Insured and Last Survivor. A Single Insured Policy pays a death benefit on the death of a single named insured; a Last Survivor Policy pays a death benefit on the last of two named insureds to die. The death benefit provided by a Policy is the greater of the variable death benefit and the minimum guaranteed death benefit. The variable death benefit on any day is the amount determined by dividing the Policy's cash value by the applicable net single premium. The initial minimum guaranteed death benefit is based on premium payments made.

  You purchase the Policy with an initial premium. The minimum premium to purchase the Policy is $10,000. Additional payments may be made after the first Policy Year, subject to certain restrictions. You may, within limits, allocate premiums (net of any charges) to one or more of the 13 investment Sub-Accounts of NELICO's Variable Life Separate Account (the "Variable Account"). Each Sub-Account of the Variable Account invests in shares of one of the following series of the New England Zenith Fund (the "Zenith Fund"):



Loomis Sayles Small Cap Series        Loomis Sayles Balanced Series
Morgan Stanley International Magnum   Back Bay Advisors Managed Series
Equity Series                         Salomon Brothers Strategic Bond
Alger Equity Growth Series            Opportunities Series
Loomis Sayles Avanti Growth Series    Back Bay Advisors Bond Income Series
Davis Venture Value Series            Salomon Brothers U.S. Government Series
Westpeak Growth and Income Series     Back Bay Advisors Money Market Series
Westpeak Stock Index Series


  Partial surrenders and Policy loans may be taken from time to time, subject to certain restrictions. In almost all cases, the Policies will be modified endowment contracts for federal income tax purposes. (See "Tax Treatment of Loans and Other Distributions.")

  A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF AN INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS, INCLUDING AN EXCEPTION FOR DISTRIBUTIONS MADE ON OR AFTER THE DATE WHEN THE POLICY OWNER ATTAINS AGE 59 1/2.

  The cash value of a Policy will vary daily with the investment experience of the mutual fund portfolios in which cash value in the Sub-Accounts is invested. There is no guaranteed minimum for cash value in the Sub-Accounts.

  You may cancel the Policy during the "right to return the Policy" period, which in most states is the 10-day period after you receive your Policy. The initial premium for the Policy will be invested in the Money Market Sub-Account until 15 days after NELICO mails the confirmation for the initial premium. Thereafter, the Policy's cash value will be invested in the Sub-Accounts according to your instructions.

  It may not be advantageous to replace existing insurance with the Policy described in this prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE NEW ENGLAND ZENITH FUND. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  SHARES OF THE ZENITH FUND AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                  MAY 1, 1997

                               TABLE OF CONTENTS




GLOSSARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     A-4
INTRODUCTION TO THE POLICIES . . . . . . . . . . . . . . . . . . . .     A-6
 The Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . .     A-6
 Comparison to Other Policies and Other Investments  . . . . . . . .     A-6
 Diagram of Policy . . . . . . . . . . . . . . . . . . . . . . . . .     A-8
 Availability of the Policy  . . . . . . . . . . . . . . . . . . . .    A-10
 Policy Charges  . . . . . . . . . . . . . . . . . . . . . . . . . .    A-10
 Right to Return the Policy  . . . . . . . . . . . . . . . . . . . .    A-12
 Receipt of Communications and Payments at NELICO's Home Office  . .    A-12
NELICO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-12
PREMIUMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-13
 Applying for a Policy . . . . . . . . . . . . . . . . . . . . . . .    A-13
 Premium Payments  . . . . . . . . . . . . . . . . . . . . . . . . .    A-13
 Right to Return the Policy  . . . . . . . . . . . . . . . . . . . .    A-14
 Lapse and Reinstatement . . . . . . . . . . . . . . . . . . . . . .    A-14
ALLOCATION OF PREMIUM PAYMENTS AND TRANSFER OF CASH VALUE  . . . . .    A-14
 Allocation of Premium Payments  . . . . . . . . . . . . . . . . . .    A-14
 Amount Provided for Investment under the Policy . . . . . . . . . .    A-15
 Transfer Option . . . . . . . . . . . . . . . . . . . . . . . . . .    A-15
 Dollar Cost Averaging . . . . . . . . . . . . . . . . . . . . . . .    A-16
 Asset Rebalancing . . . . . . . . . . . . . . . . . . . . . . . . .    A-17
 Transfer and Reallocation Requests  . . . . . . . . . . . . . . . .    A-17
DEATH BENEFIT  . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-17
 How the Death Benefit is Determined . . . . . . . . . . . . . . . .    A-18
 Minimum Guaranteed Death Benefit  . . . . . . . . . . . . . . . . .    A-18
 Adjustments to the Death Proceeds Payable . . . . . . . . . . . . .    A-18
 Payment of Death Benefit Proceeds . . . . . . . . . . . . . . . . .    A-18
CASH VALUE AND CASH VALUE BENEFITS . . . . . . . . . . . . . . . . .    A-19
 Cash Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-19
 Net Investment Experience . . . . . . . . . . . . . . . . . . . . .    A-19
 Loan Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . .    A-19
 Effect of Policy Loan . . . . . . . . . . . . . . . . . . . . . . .    A-20
 Surrender . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-21
 Partial Surrenders  . . . . . . . . . . . . . . . . . . . . . . . .    A-21
 Effect of Partial Surrender on Cash Value and Death Benefit . . . .    A-21
 Acceleration of Death Benefit Rider . . . . . . . . . . . . . . . .    A-22
 Payment of Proceeds . . . . . . . . . . . . . . . . . . . . . . . .    A-22
 Payment Options . . . . . . . . . . . . . . . . . . . . . . . . . .    A-22
CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . .    A-23
 Deductions from Initial Premium . . . . . . . . . . . . . . . . . .    A-23
 Deductions from Additional Payments . . . . . . . . . . . . . . . .    A-23
 Monthly Deduction Deducted from Cash Value  . . . . . . . . . . . .    A-23
 Daily Charges Deducted from the Variable Account Assets . . . . . .    A-24
 Charges Deducted from Eligible Fund Assets  . . . . . . . . . . . .    A-24
 Charges Deducted on Surrender or Partial Surrender  . . . . . . . .    A-24
 Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-24
 Surrender Charge  . . . . . . . . . . . . . . . . . . . . . . . . .    A-25
 State Premium Tax Charge  . . . . . . . . . . . . . . . . . . . . .    A-25
 Charges under Policies Issued to New York Residents . . . . . . . .    A-26
 Cost of Insurance Charge  . . . . . . . . . . . . . . . . . . . . .    A-26
 Administrative Charge . . . . . . . . . . . . . . . . . . . . . . .    A-27

 Monthly Maintenance Charge  . . . . . . . . . . . . . . . . . . . . .    A-28
 Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    A-28
 Eligible Fund Expenses  . . . . . . . . . . . . . . . . . . . . . . .    A-28
 Charges for Additional Services . . . . . . . . . . . . . . . . . . .    A-28
 Charges for Income Taxes  . . . . . . . . . . . . . . . . . . . . . .    A-28
 Group or Sponsored Arrangements . . . . . . . . . . . . . . . . . . .    A-28
THE VARIABLE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . .    A-29
 Investments of the Variable Account . . . . . . . . . . . . . . . . .    A-29
 Investment Management . . . . . . . . . . . . . . . . . . . . . . . .    A-32
OTHER POLICY FEATURES  . . . . . . . . . . . . . . . . . . . . . . . .    A-33
 Policy Owner and Beneficiary  . . . . . . . . . . . . . . . . . . . .    A-33
 Exchange of Policy  . . . . . . . . . . . . . . . . . . . . . . . . .    A-33
NELICO'S DISTRIBUTION AGREEMENT  . . . . . . . . . . . . . . . . . . .    A-34
LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY . . . . . . . . . . .    A-34
 Misstatement of Age or Sex  . . . . . . . . . . . . . . . . . . . . .    A-35
 Suicide . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-35
TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .    A-35
 Policy Proceeds . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-35
 Definition of Life Insurance  . . . . . . . . . . . . . . . . . . . .    A-35
 Tax Treatment of Loans and Other Distributions  . . . . . . . . . . .    A-36
 Taxation of Accelerated Benefits Rider  . . . . . . . . . . . . . . .    A-37
 Special Treatment of Loans on the Policy  . . . . . . . . . . . . . .    A-37
 Aggregation of Modified Endowment Contracts . . . . . . . . . . . . .    A-37
 Other Policy Owner Tax Matters  . . . . . . . . . . . . . . . . . . .    A-37
 Charge for NELICO's Income Taxes  . . . . . . . . . . . . . . . . . .    A-38
MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-39
VOTING RIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-42
RIGHTS RESERVED BY NELICO  . . . . . . . . . . . . . . . . . . . . . .    A-42
TOLL-FREE NUMBERS  . . . . . . . . . . . . . . . . . . . . . . . . . .    A-43
REPORTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-43
ADVERTISING PRACTICES  . . . . . . . . . . . . . . . . . . . . . . . .    A-43
LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-44
REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . .    A-44
EXPERTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-44
APPENDIX A: ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES, NET CASH
 VALUES AND ACCUMULATED PREMIUMS . . . . . . . . . . . . . . . . . . .    A-45
APPENDIX B: INVESTMENT EXPERIENCE INFORMATION  . . . . . . . . . . . .    A-57
APPENDIX C: EXAMPLE OF EFFECT OF NEGATIVE INVESTMENT PERFORMANCE ON
 CALCULATION OF SURRENDER CHARGES; EXAMPLE OF ADJUSTMENT TO PREMIUM TAX
 CHARGE RESULTING FROM ADDITIONAL PAYMENTS . . . . . . . . . . . . . .    A-79
APPENDIX D: EXAMPLES OF EFFECT OF SURRENDERS AND PARTIAL SURRENDERS ON
 OPERATION OF POLICY . . . . . . . . . . . . . . . . . . . . . . . . .    A-80
APPENDIX E: LONG-TERM MARKET TRENDS  . . . . . . . . . . . . . . . . .    A-82
APPENDIX F: DOLLAR COST AVERAGING  . . . . . . . . . . . . . . . . . .    A-84
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .     F-1

                                    GLOSSARY

  ADMINISTRATIVE CHARGE. This charge for administering the Policy is deducted from your cash value on each Monthly Deduction Date after the Policy Date, as part of the Monthly Deduction. (See "Charges and Expenses.")

  AGE. For purposes of this prospectus, the age of an insured refers to the insured's age at his or her last birthday. Joint insureds are assigned the same "joint equal age," which reflects the anticipated mortality of both insureds.

  CASH VALUE. A Policy's cash value is the sum of the amount of its cash value held in the Variable Account and, if there is an outstanding policy loan, the amount of its cash value held in NELICO's general account as a result of the loan. (See "Cash Value.")

  COST OF INSURANCE CHARGE. This charge for providing insurance protection is deducted from cash value on each Monthly Deduction Date after the Policy Date, as part of the Monthly Deduction. No cost of insurance charge is deducted on or after the Policy Anniversary when the age of the insured(s) is equal to 100. (See "Charges and Expenses.")

  ELIGIBLE FUNDS. Each Sub-Account of the Variable Account invests in the shares of one of the Eligible Funds. The Eligible Funds are: Loomis Sayles Small Cap Series, Morgan Stanley International Magnum Equity Series, Alger Equity Growth Series, Loomis Sayles Avanti Growth Series, Davis Venture Value Series, Westpeak Growth and Income Series, Westpeak Stock Index Series, Loomis Sayles Balanced Series, Back Bay Advisors Managed Series, Salomon Brothers Strategic Bond Opportunities Series, Back Bay Advisors Bond Income Series, Salomon Brothers U.S. Government Series, and Back Bay Advisors Money Market Series, all of which are series of the Zenith Fund. (See "The Variable Account.")

  FACE AMOUNT. The amount of the initial premium.

  HOME OFFICE. NELICO's office at 501 Boylston Street, Boston, Massachusetts 02116, (617) 578-2000.

  INVESTMENT START DATE. This is the latest of the date NELICO receives the initial premium for the Policy, the date when the last Part II of the Policy application or the Supplement to the Part I Application is signed, if any is required, and the Policy Date. It is the date when an amount is first provided for investment under the Policy. (See "Amount Provided for Investment Under the Policy.")

  ISSUE AGE. The age of an insured as of the last birthday on or before the Policy Date. In the case of a Last Survivor Policy, "issue age" refers to the joint equal age assigned to both insureds.

  LAST SURVIVOR POLICY. A Policy providing for the payment of a death benefit on the last of two named insureds to die.

  MINIMUM GUARANTEED DEATH BENEFIT. The minimum guaranteed death benefit on any day is the greater of total premiums paid or the cash value as of the most recent five-year anniversary of the Policy Date, as adjusted for any interim premium payments or withdrawals. See "Death Benefit."

  MONTHLY DEDUCTION. The Monthly Deduction is the aggregate amount of charges deducted from the Policy's cash value on each Monthly Deduction Date and includes the monthly cost of insurance charge, the monthly administrative charge, the monthly maintenance charge for certain Policies, the mortality and expense risk charge, and during the first ten Policy Years, the monthly sales charge and monthly state premium tax charge. Upon surrender, lapse or partial surrender, the applicable portion of the Monthly Deduction will also be deducted from the cash value. (See "Charges and Expenses.")

  MONTHLY DEDUCTION DATE. The last day of each Policy Month.

  NET ADDITIONAL PAYMENT. Each net additional payment is equal to the additional payment made less the applicable sales charge and state premium tax charge.

  NET CASH VALUE. On any day, the Policy's net cash value is equal to the cash value for that day, reduced by any outstanding Policy loan balance and also reduced by any Surrender Charge that would apply on surrender. (See "Cash Value.")

  NET INVESTMENT EXPERIENCE. For any period, a Sub-Account's net investment experience equals the investment experience of the underlying Eligible Fund's shares for the same period. (See "Net Investment Experience.")

  POLICY DATE. If you submit the initial premium payment with the application or during the underwriting process, the Policy Date is generally the later of the date when the last Part II of the application or the Supplement to the Part I Application is signed, if any is required, and receipt of the premium payment. If you do not submit the initial premium with the application or during the underwriting process, the Policy Date will generally be the date NELICO receives the initial premium payment for the Policy. The Policy Date is the date used to determine all future cyclical periods under the Policy, e.g., Policy Months and Policy Years.

  POLICY LOAN BALANCE. Policy loans outstanding plus interest accrued to date.

  PREFERRED SURRENDER AMOUNT. This amount may be surrendered from the Policy's cash value during the Surrender Charge Period free of any Surrender Charge. This amount is equal to the greater of (a) cash value in excess of initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year).

  PREMIUMS. Premiums include all payments you make under the Policy other than loan repayments. (See "Premiums.")

  RIGHT TO RETURN THE POLICY PERIOD. Within 10 days (or more where required by applicable state insurance law) after you receive the Policy, you may cancel the Policy by returning the Policy to NELICO or its agent. If you choose to cancel the Policy, NELICO will refund any premiums paid (or any other amount that is required by state insurance law) with interest at the rate currently in use by NELICO.

  SINGLE INSURED POLICY. A Policy providing for the payment of a death benefit on the death of the insured named in the Policy.

  STATE PREMIUM TAX CHARGE. This charge for state premium taxes is deducted from your cash value on each Monthly Deduction Date for the first ten Policy Years, as part of the Monthly Deduction. If you make an additional payment, a charge for state premium taxes is deducted from the payment before allocation to the Sub-Accounts. (See "Charges and Expenses.")

  SURRENDER CHARGE. If, during the Surrender Charge Period, a Policy is totally surrendered or lapses or a partial surrender (other than a preferred partial surrender) is made, a Surrender Charge is taken from the cash value. The surrender charge is a deferred sales charge attributable to the initial premium. (See "Surrender Charge.")

  SURRENDER CHARGE PERIOD. The Surrender Charge Period is the first nine Policy Years.

  YOU. When used in this prospectus, "you" refers to the Policy Owner.

  ZENITH FUND. The New England Zenith Fund.

                          INTRODUCTION TO THE POLICIES

THE POLICIES

  The individual modified single premium variable life insurance policies offered by this prospectus are designed to provide lifetime insurance coverage for the insured(s) named in the Policy. They are not offered primarily as an investment.

  The following list provides a brief description of the basic features of the Policy. These and other features of the Policy are explained in more detail throughout the prospectus. You should be sure to read the entire prospectus for more complete information.

  -- PREMIUM PAYMENTS. You must pay an initial premium at least equal to our minimum single premium requirements. After the first Policy Year, you may make additional payments, subject to certain restrictions and limitations.

  -- INVESTMENT OF PREMIUMS. After an initial period in the Money Market
     Sub-Account, your initial premium is invested according to your instructions in one or more of the Sub-Accounts of the Variable Account corresponding to mutual fund portfolios. (See "Amount Provided for Investment In the Policy.") Any net additional payments will be invested according to your instructions in the Sub-Accounts. (See "Allocation of Premiums" and "Investment Options.")

  -- AVAILABLE PORTFOLIOS. The mutual fund portfolios available to you under the Policy include several common stock funds, including a fund which invests primarily in foreign securities, three bond funds, one managed fund, a balanced fund, and a money market fund. (See "Investments of the Variable Account.")

  -- LIMITS ON ALLOCATIONS. You may allocate your Policy's cash value to a maximum of 10 Sub-Accounts.

  -- TRANSFERS. Once fifteen days have passed after we mail the confirmation for the initial premium payment, you may transfer portions of the Policy's cash value among the Sub-Accounts. Currently, you are permitted twelve transfers each Policy Year without NELICO's consent. You will never be permitted less than four transfers each Policy Year without NELICO's consent (except for Policies issued in New York, where the minimum number of transfers permitted each Policy Year will never be less than twelve). (See "Transfer Option.")

  -- FLUCTUATING CASH VALUE. The cash value of the Policy will vary daily based on, among other things, the net investment experience of the Sub-Accounts to which amounts have been allocated. The cash value is not guaranteed. You bear the investment risk with respect to the cash value. (See "Cash Value" and "Charges and Expenses.")

  -- DEATH BENEFIT. The death benefit is the greater of the variable death benefit and the minimum guaranteed death benefit. (See "Death Benefit.")

  -- POLICY LOANS AND PARTIAL SURRENDERS. A loan privilege is available under the Policy. Partial surrenders also are allowed. (See "Loan Privilege" and "Partial Surrenders.")

  -- FEDERAL INCOME TAX CONSEQUENCES. Death benefits paid to the beneficiary under a life insurance contract generally are not subject to Federal income tax. Under current law, undistributed increases in cash value of a life insurance contract generally are not taxable. (See "Tax Considerations.") In almost all situations, the Policies are expected to be treated as modified endowment contracts. (See "Tax Treatment of Loans and Other Distributions.") Pre-death distributions (including partial surrenders and loans) from a modified endowment contract are included in income on an income first basis, and a 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. (See "Tax Considerations.")

COMPARISON TO OTHER POLICIES AND OTHER INVESTMENTS

  In many respects the Policies are similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policies offer a death benefit and provide a cash value, loan privileges and surrender values.

  The Policies are different from fixed-benefit life insurance in that the death benefit will in most cases, and the cash value will always, vary to reflect the investment experience of the selected Sub-Accounts of the Variable Account.

  The Policies are designed to provide insurance protection. Although the underlying mutual fund portfolios to which cash value may be allocated invest in securities similar to those in which mutual funds available directly to the public invest, in many ways the Policies differ from mutual fund investments. The main differences are:

  -- The Policy provides a death benefit based on NELICO's assumption of an actuarially calculated risk.

  -- If the net cash value is not sufficient to pay a Monthly Deduction because there is an excess Policy loan, the Policy will lapse with no value unless a payment is made. If the Policy lapses when Policy loans are outstanding, adverse tax consequences may result.

  -- In addition to sales charges, insurance-related charges not associated with mutual fund investments are deducted from values of the Policy and from any additional premiums. These charges include various insurance, risk, administrative and state premium tax charges. (See "Charges and Expenses.")

  -- The Variable Account, not the Policy Owner, owns the mutual fund shares.

  -- Federal income tax liability on any earnings on the mutual fund investment is deferred until you receive a distribution from the Policy. Transfers from one underlying fund portfolio to another are accomplished without tax liability under current law.

  -- Dividends and capital gains are automatically reinvested.

  The chart on the following pages shows how the Policy operates.

                               DIAGRAM OF POLICY



-------------------------------------------------------------------------------
                               PREMIUM PAYMENTS

 -- Minimum initial premium required is $10,000.
 -- Additional payments may be paid after the first Policy Year, within limits. See page A-13.
-------------------------------------------------------------------------------





-------------------------------------------------------------------------------
                  DEDUCTIONS FROM PREMIUMS BEFORE ALLOCATION

 -- From initial premium: NONE
 -- From additional payments:
  --  6.5% charge for sales load expense (reduced to 5.10% for additional payments on Policies with initial premiums of $1,000,000 or more).
  --  2.5% charge for state premium tax. See page A-23.
-------------------------------------------------------------------------------








-------------------------------------------------------------------------------

                           INVESTMENT OF PREMIUMS

 -- You direct the allocation of initial premiums and any net additional payments among 13 Sub-Accounts of the Variable Account. See pages A-14 to A-15 for rules and limits on allocations.

 -- The Sub-Accounts invest in corresponding portfolios of the New
    England Zenith Fund. See page A-29.
    Portfolios available are:
      Loomis Sayles Small Cap     Westpeak Stock Index Series
       Series                     Loomis Sayles Balanced Series
      Morgan Stanley              Back Bay Advisors Managed Series
       International Magnum       Salomon Brothers Strategic Bond Opportunities
       Equity Series               Series*
      Alger Equity Growth Series  Back Bay Advisors Bond Income Series
      Loomis Sayles Avanti        Salomon Brothers U.S. Government Series*
       Growth Series              Back Bay Advisors Money Market Series
      Davis Venture Value Series
      Westpeak Growth and Income
       Series


   ---------

  *(availability subject to any necessary state insurance department approvals)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                  CASH VALUE

-- Cash value is equal to the initial premium and any net additional payments, as adjusted each day the New York Stock Exchange is open to reflect Sub-Account net investment experience, charges deducted and other Policy transactions (such as transfers and partial surrenders). See page A-19.
-- Cash value varies from day to day. There is no minimum guaranteed cash value. The Policy may lapse if there is a Policy loan. See page A-19.
-- Cash value can be transferred among the Sub-Accounts. See pages A-15 to A-16 for rules and limits. Policy loans reduce the amount available for allocations and transfers.
-- Dollar cost averaging and asset rebalancing programs are available. See pages A-16 and A-17.
-- Cash value is the starting point for calculating certain values under a Policy, such as the net cash value and the death benefit.
-------------------------------------------------------------------------------




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                          DEDUCTIONS FROM CASH VALUE

--  Monthly Deduction from cash value for:
    -- cost of insurance (currently calculated as a percentage of cash value at an annual rate, depending on the issue age and risk class of the insured, ranging from:
          Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)
          Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)
    -- Administrative charge, calculated as a percentage of cash value at an annual rate of 0.35% (currently reducing to 0.10% after ten years).*
    -- During first ten Policy Years, sales charge and state premium tax charge, calculated as percentages of cash value at annual rates of 0.40% and 0.25%, respectively.*
    -- Mortality and expense risk charge, calculated as a percentage of cash value at an annual rate of 0.90%.
    -- For Policies with cumulative premiums less than $50,000, a Monthly Maintenance Charge of $2.50 per month also is included in the Monthly Deduction.

   ---------
  *For Policies with initial premiums of $1,000,000 or more, the 0.40% sales charge and the 0.25% state premium tax charge will be waived, and the 0.35% Administrative Charge currently will be waived after the tenth Policy Year.

See page A-24.

-- Investment advisory fees and fund expenses are deducted from the assets of each Eligible Fund. See pages A-10 to A-11.
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--------------------------------------     ------------------------------------

        CASH VALUE BENEFITS                           DEATH BENEFITS

 --  Loans may be taken for amounts         --  Income tax free to
     up to 90% of net cash value at             Beneficiary. (See "Tax
     a net interest rate charge of              Considerations.")
     0.75%. Preferred loans are             --  Available as lump sum or under
     currently available (with a                a variety of payment options.
     net interest rate charge of            --  Greater of variable death
     0%). See pages A-19 to A-21                benefit or minimum guaranteed
     for rules and limits.                      death benefit.
 --  The Policy may be surrendered              --  Variable death benefit is
     in full at any time for its                    determined by dividing the
     net cash value, less the                       cash value by the
     Monthly Deduction to the date                  applicable net single
     of surrender. A declining                      premium. See page A-18.
     sales charge of up to 8.0% of              --  Minimum guaranteed death
     the initial premium will apply                 benefit guarantees the
     to a full surrender made                       initial premium plus
     during the first nine Policy                   additional payments, less
     Years. Federal taxes and a tax                 adjustments for partial
     penalty also may apply. See                    surrenders, as long as
     page A-21.                                     there is not an excess
 --  Partial surrenders may be                      Policy loan. See page A-18.
     made. A pro rata portion of                    On each five-year
     the Surrender Charge may apply                 anniversary of the Policy
     on partial surrenders made                     Date up to age 75, the
     during the first nine Policy                   minimum guaranteed death
     Years. Federal taxes and a tax                 benefit will be reset as
     penalty also may apply. See                    the greater of the minimum
     page A-21 for rules and                        guaranteed death benefit
     limits.                                        before the recalculation,
 --  Preferred surrender amounts                    and the cash value on that
     (with no surrender charges                     date. See page A-18.
     applicable) are available.                     Proceeds paid will be
 --  Payment options available. See                 reduced by any Policy loan
     page A-23.                                     balance.
--------------------------------------     ------------------------------------

AVAILABILITY OF THE POLICY

  Generally, the Policies may be issued on the lives of insureds from the issue ages of 20 to 80. In the case of a Single Insured Policy, the proposed insured must meet NELICO's underwriting and other criteria for issuance. In the case of a Last Survivor Policy, both of the insureds must meet those criteria. (See "Applying for a Policy.")

  The Policies are currently intended for individual use and for use with certain retirement plans that qualify for tax benefited treatment under Section 401(a) (but not Section 401(k)) of the Internal Revenue Code (the "Code").

POLICY CHARGES

  -- DEDUCTIONS FROM INITIAL PREMIUM. NELICO deducts no charges from the initial premium before allocation to the Variable Account, although a monthly sales charge and state premium tax charge are deducted as part of the Monthly Deduction during the first ten Policy Years, and a Surrender Charge applies during the Surrender Charge Period (the first nine Policy Years).

  -- DEDUCTIONS FROM ADDITIONAL PAYMENTS. NELICO will deduct the following charges from an additional payment before allocation of the net additional payment to the Sub-Accounts you select:

     -- 6.5% sales charge (reduced to 5.10% for Policies with Initial Premiums of $1,000,000 or more).
     -- 2.5% state premium tax charge.

  -- MONTHLY DEDUCTION DEDUCTED FROM CASH VALUE. NELICO deducts a charge from the cash value on each Monthly Deduction Date after the Policy Date. This charge is the aggregate of the following charges, shown below at their current annual rates:

     -- Cost of insurance charge,* currently ranging from:
           Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)
           Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)
     -- 0.35% Administrative Charge (currently reduced to 0.10% after the first ten Policy Years)**
     -- 0.40% sales charge (deducted during the first ten Policy Years only)** -- 0.25% state premium tax charge (deducted during the first ten Policy
        Years only)**
     -- 0.90% mortality and expense risk charge
     -- For Policies with cumulative premiums less than $50,000, a $2.50 Monthly
        Maintenance Charge also is included in the Monthly Deduction

---------

 * No cost of insurance charge is deducted on or after the Policy Anniversary when the age of the insured(s) is equal to 100.

** For Policies with initial premiums of $1,000,000 or more, the 0.40% sales charge and 0.25% premium tax charge for the initial premium will be waived, and the 0.35% Administrative Charge currently will be waived after the tenth Policy Year.

  Each charge, except the $2.50 Monthly Maintenance Charge, is calculated as a percentage of cash value on the Monthly Deduction Date. Each charge is deducted pro rata from the cash value in the Sub-Accounts.

  The charges shown above may be changed to the following extent. The current cost of insurance charges are guaranteed not to exceed the maximum cost of insurance charges permitted under the 1980 Commissioners' Standard Ordinary Smoker/Nonsmoker Tables (or multiples of or additives to, in the case of substandard classifications). The rate of the state premium tax charge deducted as part of the Monthly Deduction will be adjusted downward proportionately if cash value increases as a result of an additional payment. The sales charge also will be monitored so that the total dollar amount deducted, as part of the Monthly Deduction and any Surrender Charge, does not exceed 9.0% of the initial premium. The Administrative Charge is guaranteed not to exceed an annual rate of 0.35% of cash value. The $2.50 Monthly Maintenance Charge will apply only if cumulative premiums paid are less than $50,000, and will terminate if cumulative premiums paid exceed $50,000.

  -- CHARGES DEDUCTED FROM ELIGIBLE FUND ASSETS. The value of shares of the
     Eligible Funds reflect charges and deductions from assets for investment advisory services and fund operating expenses.

ANNUAL SERIES OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE CAP OR EXPENSE DEFERRAL)*




                        LOOMIS     MORGAN              LOOMIS           WESTPEAK
                        SAYLES     STANLEY     ALGER   SAYLES   DAVIS    GROWTH    WESTPEAK
                        SMALL   INTERNATIONAL  EQUITY  AVANTI  VENTURE    AND       STOCK
                         CAP       MAGNUM      GROWTH  GROWTH   VALUE    INCOME     INDEX
                        SERIES  EQUITY SERIES  SERIES  SERIES  SERIES    SERIES     SERIES
                        ------  -------------  ------  ------  -------  --------  ----------
Management Fee  . . .   1.00%        .90%       .74%    .70%    .75%      .70%       .25%
Other Expenses  . . .      --        .40%       .16%    .15%    .15%      .15%       .15%
                        -----       -----       ----    ----    ----      ----       ----
  Total Operating
    Expenses. . . . .   1.00%       1.30%       .90%    .85%    .90%      .85%       .40%
                        =====       =====       ====    ====    ====      ====       ====






                                               SALOMON
                                              BROTHERS     BACK BAY   SALOMON     BACK BAY
                         LOOMIS   BACK BAY    STRATEGIC    ADVISORS   BROTHERS    ADVISORS
                         SAYLES   ADVISORS      BOND         BOND       U.S.       MONEY
                        BALANCED  MANAGED   OPPORTUNITIES   INCOME   GOVERNMENT    MARKET
                         SERIES    SERIES      SERIES       SERIES     SERIES      SERIES
                        --------  --------  -------------  --------  ----------  ----------
Management Fee  . . .     .70%      .50%        .65%         .40%       .55%        .35%
Other Expenses  . . .     .15%      .12%        .20%         .12%       .15%        .15%
                          ----      ----        ----         ----       ----        ----
  Total Operating
    Expenses  . . . .     .85%      .62%        .85%         .52%       .70%        .50%
                          ====      ====        ====         ====       ====        ====



---------

* The Total Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1996, after giving effect to a voluntary expense cap or expense deferral in effect for 1997. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series' investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. In the absence of this cap or any other expense reimbursement arrangement, Total Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1996 would have been 1.29 %. Total Operating Expenses for the Loomis Sayles Avanti Growth, Westpeak Growth and Income, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers will bear those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Operating Expenses for the Loomis Sayles Avanti Growth, Westpeak Growth and Income and Westpeak Stock Index Series for the year ending December 31, 1996 would have been 0.92%, 0.91% and 0.50%, respectively. For the six other Series shown, the Total Operating Expenses are after giving effect to a voluntary expense deferral. Under the deferral, expenses that exceed a certain limit are paid by TNE Advisers in the year in which they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. Absent the expense deferral, Total Operating Expenses for these Series for the year ended December 31, 1996 would have been: 1.66% for Morgan Stanley International Magnum Equity Series, 0.96% for Davis Venture Value Series, 0.99% for Loomis Sayles Balanced Series, 1.19% for Salomon Brothers Strategic Bond Opportunities Series and 1.37 % for Salomon Brothers U.S. Government Series. The expense cap and expense deferral arrangements are voluntary and may be terminated at any time. (See attached prospectus of the New England Zenith Fund for more complete information.)

  -- SURRENDER CHARGE. If the Policy is surrendered or lapses or a partial surrender is taken during the first nine Policy Years (the Surrender Charge Period), a Surrender Charge may be deducted. The Surrender Charge is a deferred sales charge. The amount of this charge declines over the course of the Surrender Charge Period. The table below shows the Surrender Charge as a percentage of the portion of the amount surrendered subject to the Surrender Charge:

POLICY YEAR                    CHARGE
-----------                   --------
  1 . . . . . . . . . . . .     8.0%
  2 . . . . . . . . . . . .     8.0%
  3 . . . . . . . . . . . .     7.0%
  4 . . . . . . . . . . . .     6.0%
  5 . . . . . . . . . . . .     5.0%
  6 . . . . . . . . . . . .     4.0%
  7 . . . . . . . . . . . .     3.0%
  8 . . . . . . . . . . . .     2.0%
  9 . . . . . . . . . . . .     1.0%
 10 . . . . . . . . . . . .     0.0%



  The Surrender Charge is deducted from the amount surrendered.

  During the Surrender Charge period, a partial surrender is taken first from the "preferred surrender amount" free of any Surrender Charge and then from the cash value subject to the Surrender Charge. The "preferred surrender amount" is equal to the greater of (a) cash value on the date of surrender in excess of the initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year). If you make a full surrender during the Surrender Charge Period, the preferred surrender amount will be deducted from the amount of the full surrender before the Surrender Charge is calculated.

  For more information concerning the Surrender Charge, see "Surrender Charge."

  For more information concerning the charges and expenses associated with the Policy, see "Charges and Expenses."

RIGHT TO RETURN THE POLICY

  You may cancel the Policy within 10 days (or more where required by applicable state insurance law) after you receive the Policy. The Policy may be returned to NELICO or its agent. Insurance coverage ends as soon as the Policy is returned (as determined by its postmark, if the Policy is mailed). If you choose to cancel the Policy, NELICO will refund any premiums paid (or any other amount that is required by state insurance law) with interest at the rate currently in use by NELICO.

RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S HOME OFFICE

  NELICO will treat your request for a Policy transaction, or your submission of a payment, as received at the Home Office if it is received there before the close of regular trading on the New York Stock Exchange on that day. If it is received after that time, or if the New York Stock Exchange is not open that day, then it will be treated as received on the next day when the New York Stock Exchange is open.


                                     NELICO

  NELICO was organized as a stock life insurance company in Delaware in 1980 and is licensed to sell life insurance in all states, the District of Columbia and Puerto Rico. NELICO was formerly a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). Effective August 30, 1996, The New England merged into MetLife, a mutual insurance company whose principal office is at One Madison Avenue, New York, NY 10010. With the merger, The New England's separate corporate existence ended, and MetLife became the parent of

NELICO. In connection with the merger, NELICO changed its name from "New England Variable Life Insurance Company" to "New England Life Insurance Company," and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. NELICO's Home Office is now 501 Boylston Street, Boston, Massachusetts 02116. NELICO's mailing address is: P.O. Box 9116, Boston, Massachusetts 02117.


                                    PREMIUMS

APPLYING FOR A POLICY

  Individuals wishing to purchase a Policy must submit an application and provide evidence of insurability of the proposed insured(s). The initial premium also must be paid before the Policy is issued. A Single Life Policy will be issued for an insured only if the insured is between the issue ages of 20 to 80 and satisfies our insurability requirements. A Last Survivor Policy will be issued on two insureds only if each of them is between the issue ages of 20 and 80 and each of them satisfies our insurability requirements. The ages of the two insureds may not be more than nine years apart on the Policy Date.

  Before accepting an application, NELICO conducts underwriting to determine insurability. The amount of the initial premium and the age of the insured(s) determines whether the insured initially may qualify for "simplified underwriting" at issue, which entails completion of a written questionnaire concerning the insured's health but does not entail a medical examination, or more detailed underwriting.

  NELICO reserves the right to reject an application or premium for any reason. If a Policy is not issued, any premium payment submitted will be returned to you plus interest at the rate currently in use by NELICO. If a Policy is issued, the Policy will be effective on the Policy Date.

PREMIUM PAYMENTS

  The minimum initial premium for a Policy is $10,000. You may purchase a Policy with the proceeds of another life insurance policy, provided that the following conditions are met. First, the applicable application forms must be completed. Second, if the value to be applied from the existing policy to a Policy is subject to a policy loan, then an additional amount of at least $10,000 (above the amount of the policy loan) must be submitted as part of the initial premium, and any loan remaining against the new Policy cannot exceed 40% of the cash value of the Policy at issue. It may not be advantageous to replace existing insurance with a Policy.

  Additional payments may be made until the age of the insured(s) is equal to 100, subject to our underwriting requirements and the following rules. Except with respect to additional payments required in a grace period (see "Lapse and Reinstatement"), an additional payment must be at least $1,000, and only one additional payment may be made each Policy Year beginning with the second Policy Year. You may pay premiums by check or money order. A payment received after issuance of the Policy while a loan is outstanding generally is treated first as repayment of Policy loan interest, second as repayment of a Policy loan, and last as an additional payment, unless you designate otherwise in writing when submitting the payment to NELICO. (See "Effect of Policy Loan.") If you have a Policy loan, it may be more advantageous to repay the loan than to make an additional payment, because an additional payment is subject to sales and state premium tax charges, whereas the loan repayment is not subject to any charges. (See "Loan Privilege" and "Deductions from Premiums.")

  No additional payments may be made on or after age 100 of the insured(s), except as may be required in a grace period. (See "Lapse and Reinstatement.") The tax consequences associated with continuing a Policy beyond age 100 of the insured(s) are unclear. A tax advisor should be consulted on this issue.

  If acceptance of an additional payment would immediately increase the death benefit by more than it would increase the cash value, we will require satisfactory evidence of insurability before accepting it. If the payment would not so affect the death benefit, we will accept it without underwriting. However, we reserve the right to reject an additional payment for any reason. If an additional payment is accepted, NELICO will credit your net additional payment, after deductions for sales and state premium tax charges, to your Policy's cash value as of the date the payment is received at NELICO's Home Office, if underwriting was not required, or the date underwriting was completed if underwriting was required. (See "Allocation of Premiums," "Charges and Expenses," and "Receipt of Communications and Payments at NELICO's Home Office.")

  If an additional payment is accepted, a proportional downward adjustment will be made in the rate of the state premium tax charge deducted as part of the Monthly Deduction. (See "Charges and Expenses" and Appendix C.)

RIGHT TO RETURN THE POLICY

  You may cancel the Policy within 10 days (or more where required by applicable state insurance law) after you receive the Policy. The Policy may be returned to NELICO or its agent. Insurance coverage ends as soon as the Policy is returned (as determined by its postmark, if the Policy is mailed). If you choose to cancel the Policy, NELICO will refund any premiums paid (or any other amount that is required by state insurance law) with interest at the rate currently in use by NELICO.

LAPSE AND REINSTATEMENT

  As a single premium policy, the Policy is designed to be fully paid-up when issued. Accordingly, it will not lapse, regardless of adverse investment experience, unless there are excessive Policy loans. See "Policy Loans." If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for that Policy Month, the Policy will be in default. NELICO will notify you of the amount due to continue the Policy. The Policy provides a 62-day grace period from the date the Monthly Deduction was due (unless otherwise provided by state law) for paying an additional payment in an amount sufficient to cover three months of Monthly Deductions and loan interest due after the notice is sent. During the grace period, insurance coverage continues under your Policy, but if the insured dies (in the case of a Last Survivor Policy, if the last surviving insured dies) before the grace period payment is made, NELICO will deduct from the death proceeds the portion of the unpaid Monthly Deduction(s) for the period prior to the date of death.

  If your Policy has lapsed, it may be reinstated within seven years after the date of lapse. If more than seven years have passed, or if you have surrendered the Policy, NELICO's consent is required to reinstate. Reinstatement in all cases is subject to payment of certain charges described in the Policy and generally requires evidence of insurability that is satisfactory to NELICO. If a Policy lapses and is reinstated, the period the Policy was lapsed will not count for purposes of determining (i) the Surrender Charge on any date after reinstatement; (ii) whether the ten-year period during which the Monthly Deduction includes deductions for sales charges and state premium taxes is in effect; and (iii) whether the ten-year period during which higher administrative charges are deducted is in effect. For the purpose of determining the dates on which the minimum guaranteed death benefit will be recalculated, the period the Policy was lapsed will count. If the minimum guaranteed death benefit would have been recalculated during the period the Policy was lapsed, it will be recalculated upon reinstatement.


           ALLOCATION OF PREMIUM PAYMENTS AND TRANSFER OF CASH VALUE

ALLOCATION OF PREMIUM PAYMENTS

  The initial premium will be allocated to the Money Market Sub-Account as of the latest of the Policy Date, the date when the last Part II of the application for the Policy or the Supplement to the Part I Application is signed, if any is required, and the date the initial premium is received by NELICO. NELICO will mail you a confirmation for the initial premium (see "Right to Return the Policy") when your application for the Policy has been approved and the initial premium has been received, and fifteen days after the confirmation has been mailed, the cash value in the Money Market Sub-Account will be allocated to the Sub-Accounts according to your instructions. (See "Investment

Options.") Therefore, your selection of Sub-Accounts in the application does not take effect until after the end of the initial period described above, during which the cash value is allocated to the Money Market Sub-Account.

  Allocations of premium can be made to a maximum of 10 Sub-Accounts at any one time. A minimum of 10% of the premium must be allocated to each Sub-Account selected. Percentages allocated must be whole numbers.

  You select the initial premium allocation when you apply for a Policy. This allocation will be used for any additional payments, unless you specify otherwise when submitting the payment. You also may change the allocation instructions for future payments at any time thereafter, provided that your Policy's cash value is distributed among no more than 10 Sub-Accounts at any one time. The change will be effective for additional payments accepted on or after the date when NELICO receives your instructions. The portion of an additional payment to be applied to each Sub-Account chosen must be a whole percent not less than 10. You may change your instructions by telephone or by written request in a form satisfactory to NELICO. (See "Receipt of Communications and Payments at NELICO's Home Office.") See "Transfer and Reallocation Requests" below for information on how to request a transfer or reallocation by telephone.


AMOUNT PROVIDED FOR INVESTMENT UNDER THE POLICY

  The initial premium is first invested under the Policy as of the investment start date. The investment start date is the latest of: the date when NELICO first receives the premium for the Policy, the date when the last Part II of the Policy application or the Supplement to the Part I Application is signed, if any is required, and the Policy Date. (For this purpose only, receipt of the premium means receipt by your registered representative if the payment is made with the application; otherwise, it means receipt by NELICO's Home Office.

  If you pay the initial premium with the application or during the underwriting process, the Policy Date is the later of the date when the last Part II of the application or the Supplement to the Part I Application is signed, if any is required, and receipt of the premium payment. In this case the Policy Date and investment start date are the same. (In such cases, the initial premium will be maintained by NELICO or an affiliate in the general account, and will not earn interest prior to the investment start date.)

  If you pay the initial premium with the application, the insured will be covered under a temporary insurance agreement for a limited period that is described in the temporary insurance agreement form. Generally, coverage under the temporary insurance agreement begins on the later of the date when NELICO receives the premium payment for the Policy and the date when the last Part II of the application or the Supplement to the Part I Application is signed, if any is required. The maximum amount of coverage provided is the lesser of the amount of insurance applied for and $500,000 for standard and preferred risks ($250,000 for substandard risks and $50,000 for persons who are determined to be uninsurable). There may be variations to these provisions required by state law.

  If a Policy is issued, Monthly Deductions, including cost of insurance charges, begin as of the first Monthly Deduction Date, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the face amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period was for a lesser amount. If NELICO declines an application, it will refund the premium payment made plus interest at the rate currently in use by NELICO.

  If you do not submit the initial premium with the application or during the underwriting process, the Policy Date will generally be the date NELICO receives the initial premium payment for the Policy and will be the same as the investment start date. However, at your request and under limited circumstances, NELICO may assign your Policy a Policy Date that is prior to the investment start date in this situation. No charges will be deducted and no interest will be credited to the Policy for the period between the Policy Date and the investment start date.

TRANSFER OPTION

  Beginning fifteen days after NELICO mails the confirmation for the initial premium, you may transfer your Policy's cash value among the Sub-Accounts. Currently, you are permitted twelve transfers each Policy Year without

NELICO's consent. You will never be permitted less than four transfers each Policy Year without NELICO's consent (except for Policies issued in New York, where the minimum number of transfers permitted each Policy Year will never be less than twelve). Currently, NELICO's rules for transfers require that the amount transferred from any Sub-Account must be at least $100. (If the full amount of cash value in a Sub-Account is less than $100, that full amount may be transferred). Currently, all transfers are subject to a maximum of $500,000 per transfer. In applying the $500,000 limit, NELICO will treat as one transfer all transfers that you request on the same day for all Policies you own. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by NELICO.

  A transfer will be effective as of the date when NELICO receives the transfer request at its Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.") However, you should be aware that because transfer limitations may prevent you from making a transfer on the date you want to, your Policy's cash value may in the future be lower than it would have been had the transfer been made on the desired date.

  For transfers that NELICO determines to be based on "market-timing" (e.g., transfers under different Policies that are being requested under Powers of Attorney with a common attorney-in-fact or that are in NELICO's determination based on the recommendation of a common investment adviser or broker-dealer), the current transfer limitation is one transfer every 30 days, each transfer subject to a maximum of $500,000. In applying the limitation of one $500,000 transfer every 30 days, NELICO will treat as one transfer all transfers requested under different Policies that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in NELICO's determination, based on the recommendation of a common investment adviser or broker-dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by NELICO. If a transfer is executed under one Policy and, within the next 30 days, a transfer request for another Policy is determined by NELICO to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by NELICO. (In order for it to be executed, it would need to be requested again after the 30-day period and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total no more than $500,000).

  NELICO's interest in applying these limitations on the maximum number and size of transfers is to protect the interests of both Policy Owners who are not engaging in significant transfer activity and Policy Owners who are engaging in such activity. NELICO has determined that the actions of Policy Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse effect on the performance of the underlying Eligible Funds. The movement of significant Sub-Account values from one Sub-Account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Eligible Fund transaction costs that must be indirectly borne by Policy Owners.

  Policy Owners will be notified, in advance, of any change in the limitation on the number or amount of transfers.

  See "Transfer and Reallocation Requests" for information regarding transfers made by written request and by telephone.

  Your Policy's cash value may be distributed among no more than ten Sub-Accounts at any one time.

DOLLAR COST AVERAGING

  NELICO offers an automated transfer privilege referred to here as dollar cost averaging. The main objective of dollar cost averaging is to shield investments from short term price fluctuations. Since the same dollar amount is transferred to selected Sub-Accounts each month, over time more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower than average cost of purchases may be achieved over the long term. This plan of investing allows Owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

  Under this feature you may request that a certain amount of your cash value be transferred on any selected business day of each month (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts, subject to the limitation that cash value may not be allocated to more than 10 of the Sub-Accounts at any one time. A minimum of $100 must be transferred to each Sub-Account that you select under this feature. Currently, transfers made under the dollar cost averaging program will not be counted against the 12 transfers that may be made each year. You may select a dollar cost averaging program when you apply for the Policy or at a later date by contacting NELICO's Home Office. You may not participate in the dollar cost averaging program while you are participating in the asset rebalancing program. (See "Asset Rebalancing" below). You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. Transfers will continue until you notify us to stop making transfers or there no longer is sufficient cash value in the Sub-Account from which you are transferring cash value.

ASSET REBALANCING

  NELICO offers an asset rebalancing program for cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates. An asset rebalancing program automatically reallocates your cash value among the Sub-Accounts each quarter to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer cash value from those Sub-Accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help a Policy Owner "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that an Owner will not have losses.

  You may select an asset rebalancing program when you apply for the Policy or at a later date by contacting NELICO's Home Office. You specify the percentage allocations according to which your cash value will be reallocated among the Sub-Accounts. You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. (See "Dollar Cost Averaging" above). On the last day of each calendar quarter on which the New York Stock Exchange is open, we will transfer cash value among the Sub-Accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until a written or telephone request to terminate is received at NELICO's Home Office. Currently, transfers made under an asset rebalancing program are not counted for purposes of the transfer rules described above.

TRANSFER AND REALLOCATION REQUESTS

  You may request a Sub-Account transfer or change the allocation of net additional payments by written request (which may be telecopied) to NELICO's Home Office or by telephoning NELICO. To request a transfer or reallocation by telephone, you should contact your registered representative or contact NELICO at 1-800-200-2214. Requests for transfers (up to NELICO's current limit each Policy Year) or reallocations by telephone will be automatically permitted. NELICO will use reasonable procedures, such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by NELICO to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If NELICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions.


                                 DEATH BENEFIT

  If the insured under a Single Insured Policy dies, NELICO will pay a death benefit to the beneficiary. In the case of a Last Survivor Policy, NELICO will pay a death benefit on the last of the two insureds to die.

  HOW THE DEATH BENEFIT IS DETERMINED. The death benefit payable on any day is the greater of the variable death benefit and the minimum guaranteed death benefit. The variable death benefit is determined by dividing the Policy's cash value by the applicable net single premium set by the Internal Revenue Code. Net single premiums are based on the age, sex and smoker/nonsmoker status of the insured at the time of the calculation and decline over time. Set forth below are net single premiums for selected ages of male and female, nonsmoker insureds.



                       NET SINGLE PREMIUM
                --------------------------------
AGE             MALE NONSMOKER   FEMALE NONSMOKER
---             --------------  ------------------
30  . . . . .       .19992            .17824
40  . . . . .       .27992            .24926
50  . . . . .       .38723            .34338
60  . . . . .       .52085            .46422
70  . . . . .       .66655            .61117



  As an example of how the variable death benefit is calculated, assume that the cash value of a Policy held by a 40-year-old male nonsmoker is $10,000. The variable death benefit would be $35,724 ($10,000 divided by the applicable net single premium of .27992).

MINIMUM GUARANTEED DEATH BENEFIT

  The minimum guaranteed death benefit guarantees, regardless of investment performance, that as long as there is not an "excess Policy loan," the death benefit will never be less than the initial premium paid plus additional payments, less adjustments for partial surrenders. On the Policy Date, the minimum guaranteed death benefit is equal to the initial premium paid. Thereafter, the minimum guaranteed death benefit will be increased by each additional payment, and decreased proportionately by any partial surrenders. The reduction at the time of a partial surrender will be based on the ratio of the cash value after the surrender to the cash value before the surrender. (See Appendix D for an example illustrating the effect of a partial surrender on a Policy.) At the end of the fifth Policy Year and every five years thereafter until the insured is (or insureds are) age 75, the guaranteed death benefit will be recalculated. On each of these days, the guaranteed death benefit is equal to the greater of: (i) the guaranteed death benefit before the recalculation; and
(ii) the cash value on the date of recalculation.

  If, however, an "excess Policy loan" exists, the Policy may terminate. (See "Loan Privilege" for the definition of "excess Policy loan.")

ADJUSTMENTS TO THE DEATH PROCEEDS PAYABLE

  The death proceeds actually paid to the beneficiary are equal to the amount of the death benefit determined on the date of the insured's death, reduced by any Policy loan balance as of that date and by a pro rata portion of the Monthly Deduction for the portion of the Policy month elapsed since the last deduction prior to that date.

  The death proceeds may also be adjusted if the insured's age (or an insured's age under a Last Survivor Policy) was misstated in the application, if death results from the insured's suicide (or an insured's suicide under a Last Survivor Policy) within two years (or less if provided by state law) from the Policy's Date of Issue, or if limits on the death benefit are imposed by rider. (See "Limits to NELICO's Right to Challenge the Policy.")

PAYMENT OF DEATH BENEFIT PROCEEDS

  Death benefit proceeds will be paid in one sum unless the Policy Owner or payee chooses to put all or part of the proceeds under a payment option. (See "Payment of Proceeds" and "Payment Options.") Death benefit proceeds also may be paid pursuant to NELICO's Access Plus program. If the Access Plus program is elected, an Access Plus account will be established at State Street Bank & Trust Company at the time that death benefit proceeds are payable. The Access Plus account provides convenient access to proceeds, which are maintained in MetLife's general account, through checkbook privileges with State Street. A beneficiary may elect to have death benefit proceeds paid through the Access Plus program at any time prior to the payment of death benefit proceeds.

                       CASH VALUE AND CASH VALUE BENEFITS

CASH VALUE

  Your Policy's cash value includes its cash value in the Variable Account and, if you have an outstanding Policy loan, in NELICO's general account as a result of the loan. (See "Loan Privilege.") The cash value reflects premium payments, the net investment experience of the Policy's Sub-Accounts, interest credited on amounts held in the general account as a result of a loan, amounts deducted for Policy charges (including Monthly Deductions and any Surrender Charge that applies if you make a partial surrender), partial surrenders and transfers among the Policy's Sub-Accounts.

  Your Policy's net cash value is the cash value on any day, reduced by any Policy loan balance and also reduced by any applicable Surrender Charge. (See "Loan Privilege," "Surrender Charge," and "Monthly Deduction Deducted from Cash Value.") If you surrender your Policy, the net cash value will be reduced by the applicable portion of the Monthly Deduction for the period from the last deduction to the date of surrender.

  The amount provided for investment in the Policy (i.e., the cash value) is adjusted as of each day the New York Stock Exchange is open to reflect the net investment experience of the Sub-Accounts for that day. The Policy's cash value in the Variable Account may increase or decrease daily depending on the net investment experience of the Policy's Sub-Accounts. Unfavorable investment experience can reduce the net cash value to zero. Because there is no guaranteed minimum cash value in the Variable Account, you bear the entire investment risk with respect to cash value in the Variable Account.

  NET INVESTMENT EXPERIENCE. The net investment experience of the Policy's Sub-Accounts will affect the Policy's cash value and, in most circumstances, the death benefit. The net investment experience of the Sub-Accounts is determined as of the close of regular trading on the New York Stock Exchange on each day when the Exchange is open for trading. A Sub-Account's net investment experience for any period reflects the investment experience of the underlying Eligible Fund shares for the same period. Currently, NELICO does not deduct any charges from the Variable Account for federal or state income taxes with respect to earnings or capital gains that may be attributable to the Variable Account. Should NELICO determine that this type of tax will be imposed, NELICO may make deductions from the Variable Account to pay these taxes. The imposition of such taxes would result in a reduction of your cash value. See "Daily Charges Deducted from Variable Account Assets" and "Charges Deducted from Eligible Fund Assets.")

  The investment experience of the Eligible Fund shares for any period is the increase or decrease in their net asset value for the period, increased by the amount of any dividends or capital gains distributions on the shares during the period. Dividends and capital gains distributions on Eligible Fund shares are reinvested in additional shares of the Eligible Fund and affect subsequent investment experience.

LOAN PRIVILEGE

  You may borrow all or part of the Policy's "loan value" once fifteen days have elapsed after we mail the confirmation for the initial premium. NELICO will make the loan as of the date when a loan request is received at its Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.") You should contact NELICO's Home Office or your registered representative for information regarding the procedures to follow for requesting a loan.

  The Policy's loan value is equal to 90% (or more where required by state law) of: the Policy's cash value minus the surrender charge. The amount of loan value available to be borrowed at any time is reduced by the amount of any Policy loan balance.

  A Policy loan may result in adverse tax consequences. (See "Tax
Considerations.")

  EFFECT OF POLICY LOAN. When Policy loan proceeds are paid to you, cash value in the amount of the loan is taken from the Sub-Accounts and transferred to NELICO's general account as collateral for the loan. When you make a loan repayment, cash value held as collateral is transferred from the general account back to the Sub-Accounts, and thereby increases the cash value in the Sub-Accounts by the amount of the repayment. Unless you specify a different allocation, cash value transferred for a Policy loan is taken from the Sub-Accounts of the Variable Account in proportion to the cash value in each. All loan repayments are allocated, unless you request otherwise, to repay the loans made against the Sub-Accounts of the Variable Account in proportion to the cash value in each.

  The interest rate charged on Policy loans is 6.0% per year, accrues daily, and is due on the Policy Anniversary. If not paid at that time, the interest accrued on the loan is added to the loan, and an amount equal to the unpaid interest is deducted from the Policy's cash value in the Sub-Accounts in proportion to the amount in each. Amounts taken as collateral for a loan earn interest at not less than a 5.25% rate per year. Currently, on preferred loans, the rate credited is a 6.0% annual rate (and this rate will be guaranteed where state law so requires). "Preferred loans" are loans that represent an amount less than or equal to the excess of cash value over premiums paid (as adjusted for any partial surrenders). Interest earned on amounts held in NELICO's general account as collateral for a Policy loan is credited to the Policy's Sub-Accounts on the Policy Anniversary, in proportion to the cash value in each.

  The amount taken from the Policy's Sub-Accounts as a result of a loan does not participate in the investment experience of the Sub-Accounts. Therefore, the death benefit and cash value of the Policy can be permanently affected by a Policy loan, even if it is repaid. In addition, any proceeds payable under a Policy are reduced by the amount of any outstanding Policy loan balance.

  The following procedures will be applied to payments received while a Policy loan is outstanding. Such a payment is treated first as a repayment of Policy loan interest, then as repayment of a Policy loan, and last as an additional payment (if no previous additional payment has been made in that Policy Year), unless you designate otherwise in writing to NELICO. (If a previous additional payment has been made in that Policy Year, the portion of the payment in excess of any outstanding Policy loan balance will be returned). If a Policy loan is outstanding, it may be more advantageous to repay the loan than to make an additional payment, because an additional payment is subject to sales and state premium tax charges, and the loan repayment is not subject to charges.

  If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for the Policy Month, NELICO will notify you that the Policy is going to terminate unless a sufficient payment is made within the 62-day grace period. (This situation is referred to as an "excess Policy loan.") The Policy will terminate without value 62 days after the notice is mailed (unless otherwise provided by state law) unless a sufficient amount is paid to NELICO within that time. (See "Lapse and Reinstatement.") If the Policy lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations" below.)

  If you purchase a Policy with the proceeds of another life insurance policy that has an outstanding policy loan (see "Premium Payments"), the following conditions must be met. First, the applicable application forms must be completed. Second, if the value to be applied from the existing policy to a Policy is subject to a policy loan, then an additional amount of at least $10,000 (above the amount of the policy loan) must be submitted as part of the initial premium, and any loan remaining against the new Policy cannot exceed 40% of the cash value of the Policy at issue. It may not be advantageous to replace existing insurance with a Policy.

  Department of Labor ("DOL") regulations set forth requirements for participant loans under retirement plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Generally, the DOL regulations will apply to plans that qualify under Sections 401(a) and 401(k) of the Internal Revenue Code (the "Code") and certain plans qualifying under Section 403(b) of the Code. If the retirement plan is subject to ERISA, the plan fiduciary authorized to oversee/direct the plan loan program must fulfill the requirements of the regulations including charging a "commercially reasonable" rate of interest. The policy loan interest rate may not be considered "commercially reasonable" within the meaning of the DOL regulations. In addition, the DOL regulations require that a plan loan be adequately secured but provide that not more than 50% of the participant's vested account balance (including the Policy's cash value) be used as security for the loan. The DOL regulations and applicable tax law may also contain other requirements for plan loans. Therefore, plan loan provisions may differ from Policy loan provisions. If you are a participant in a retirement plan subject to ERISA, you should consult with the fiduciary administering the plan loan program. Failure of the plan loan program to comply with the requirements of the DOL regulations and of tax law may result in penalties under the Code and under ERISA.

SURRENDER

  You may surrender a Policy for its net cash value, less the applicable portion of the Monthly Deduction to the date of surrender, at any time while the insured (or at least one insured under a Last Survivor Policy) is living by submitting a request conforming to NELICO's administrative procedures. The net cash value of the surrendered Policy is determined as of the date when a surrender request is received at NELICO's Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office.") The net cash value equals the cash value, reduced by any Policy loan balance and also reduced by any applicable Surrender Charge (see "Surrender Charge"). Upon surrender, the applicable portion of the Monthly Deduction will be deducted from net cash value. (See "Monthly Deduction Deducted from Cash Value.") You may elect in writing to have all or part of the surrender amount applied to a payment option. (See "Payment Options.") A surrender may result in adverse tax consequences. (See "Tax Considerations.")

  When you make a full surrender, the requested surrender amount is taken first from the preferred surrender amount. For more information about the preferred surrender amount, see "Surrender Charge."

PARTIAL SURRENDERS

  You may make a partial surrender of cash value once fifteen days have passed after we mail the confirmation for the initial premium payment, subject to the following rules and limits. In each Policy Year, partial surrenders will be limited, except with the consent of NELICO, to: 20% of the net cash value on the day the first partial surrender is made for the Policy Year; or, if less, the Policy's loan value less the amount of any Policy loan balance on that day. The minimum amount for a partial surrender is $500. Currently, NELICO does not limit the maximum amount of a partial surrender as long as the cash value immediately after the partial surrender is at least $10,000. A partial surrender made in excess of the preferred surrender amount may be subject to a Surrender Charge. (See "Surrender Charge" and "Monthly Deduction.") If any charges apply, they will be deducted from the amount requested to be surrendered. There are no limits on the number of partial surrenders that may be made during a Policy Year. However, there are tax consequences. (See "Tax Considerations.")

  When you make a partial surrender, the requested surrender amount is taken first from the preferred surrender amount. For more information about the preferred surrender amount, see "Surrender Charge."

  EFFECT OF PARTIAL SURRENDER ON CASH VALUE AND DEATH BENEFIT. A partial surrender reduces the minimum guaranteed death benefit based on the ratio of the cash value immediately after the partial surrender to the cash value just before the partial surrender. See "Death Benefit" and Appendix D.

  You should be aware that the net cash value paid upon a partial surrender may not be reinvested in the Policy except as additional payments, which are subject to the charges described under "Charges and Expenses."

  The amount paid to you as the result of a partial surrender is equal to the amount requested to be surrendered less any amount deducted for the Surrender Charge. The applicable portion of the Monthly Deduction (based on the portion of the Policy Month elapsed and on the proportion of cash value withdrawn) will be deducted from the cash value remaining. (See "Surrender Charge" and "Monthly Deduction Deducted from Cash Value.") Unless you specify a different allocation, the partial surrender is effected by reducing the Policy's cash value in the Sub-Accounts in proportion to the amount of cash value in each. The amount of net cash value paid upon partial surrender is determined as of the date when a request conforming to NELICO's administrative procedures is received at NELICO's Home Office. NELICO's administrative procedures can be determined by contacting your registered representative or NELICO's Home Office. (See "Receipt of Communications and Payments at NELICO's Home Office," "Payment of Proceeds," and "Payment Options.")

ACCELERATION OF DEATH BENEFIT RIDER

  NELICO may offer in the future a rider benefit that will allow you to receive an accelerated payment of your Policy's death benefit. If offered, this advance payment of the death benefit will be available where certain special circumstances exist, as described briefly below. The right to exercise the rider will be subject to certain conditions contained in the rider.

  NELICO WILL MAKE THE ACCELERATED BENEFITS RIDER AVAILABLE TO YOU ONLY IF: (1) YOUR STATE INSURANCE DEPARTMENT HAS APPROVED THE RIDER, (2) THE RIDER WILL MEET THE DEFINITION OF AN ACCELERATED DEATH BENEFIT FOR FEDERAL INCOME TAX PURPOSES AND (3) THE AVAILABILITY OF THE RIDER WILL NOT JEOPARDIZE THE QUALIFICATION OF THE POLICY AS LIFE INSURANCE UNDER FEDERAL INCOME TAX LAW.

  If the accelerated benefits rider is offered, it is expected to provide that if the insured is diagnosed as terminally or chronically ill, as defined in the rider and by the Internal Revenue Code, you may request an accelerated payment of the Policy's death benefit. The payment may be subject to discounting and charges. Payment will be subject to evidence satisfactory to NELICO.

  In the case of a Last Survivor Policy, the accelerated benefits rider would only be available to the survivor after one of the two named insureds has died.


PAYMENT OF PROCEEDS

  NELICO will ordinarily pay any surrender, partial surrender, loan or death benefit proceeds payable from the Sub-Accounts within seven days after receipt at the Home Office of a request, or proof of death of an insured, in a form satisfactory to NELICO. (See "Receipt of Communications and Payments at NELICO's Home Office.") However, NELICO may delay payment (except when a loan is made to pay a premium to NELICO) or transfers from the Sub-Accounts: (i) if the New York Stock Exchange is closed for other than weekends or holidays, or if trading on the New York Stock Exchange is restricted, (ii) if the SEC determines that a state of emergency exists that makes payments or Sub-Account transfers impractical, or (iii) if the SEC orders the Variable Account or orders the Zenith Fund or its successor or any other Eligible Fund to postpone payment or transfer of variable benefits.

  NELICO may withhold payment of surrender, partial surrender or loan proceeds to the extent that those proceeds are derived from a Policy Owner's check that has not yet cleared. In those cases, NELICO will process the surrender or loan to the extent of Policy values for which the Policy Owner has made full payment. The balance of the surrender, partial surrender or loan proceeds will be paid when the Policy Owner's check has cleared. NELICO may also delay payment if it considers whether to contest the Policy. NELICO will pay interest on the death benefit proceeds from the date they become payable to the date they are paid in one sum or, if a payment option was selected, to the effective date of the option. (See "Payment Options.")

PAYMENT OPTIONS

  The Policy's death benefit and any partial surrender or surrender of net cash value will be paid in one sum unless the Policy Owner or payee chooses to put all or part of the proceeds under a payment option. You can choose a combination of payment options. The selection of a payment option and the naming of a payee must be in written form satisfactory to NELICO. You can make, change or revoke the selection before the death of the insured.

  The payment options available are fixed benefit options only; therefore, proceeds applied to an option will no longer be affected by the investment experience of the Variable Account. The guaranteed mortality assumptions used in determining payment levels under the options will not vary based on sex. (For Policies issued in New York and Oregon, however, and which are not issued for use in connection with certain employee benefit plans and fringe benefit programs, the mortality assumptions will vary based on sex. See "Group or Sponsored Arrangements.") Once payments under an option begin, withdrawal rights may be restricted.

  The following payment options are available:

  (1) INCOME FOR A SPECIFIED NUMBER OF YEARS. Proceeds are paid in monthly installments for up to 30 years, with interest at a rate not less than 3.5% a year, compounded yearly. Additional interest paid by NELICO for any year will be added to the monthly payments for that year.

  (2) LIFE INCOME. Proceeds are paid in equal monthly installments (i) during the life of the payee, (ii) for the longer of the life of the payee or 10 years, or (iii) for the longer of the life of the payee or 20 years.

  (3) LIFE INCOME WITH REFUND. Proceeds are paid in equal monthly installments during the life of the payee. At the payee's death, any unpaid proceeds remaining are paid either in one sum or in equal monthly installments until the total proceeds have been paid.

  (4) INTEREST. Proceeds are held for the life of the payee or another agreed upon period. Interest of at least 3.5% a year is paid monthly or added to the principal annually. At the death of the payee, or at the end of the period agreed to, the balance of principal and any interest will be paid in one sum.

  (5) SPECIFIED AMOUNT OF INCOME. Proceeds plus accrued interest of at least 3.5% a year are paid in an amount and at a frequency elected until total proceeds have been paid. Any amounts unpaid at the death of the payee will be paid in one sum.

  (6) LIFE INCOME FOR TWO LIVES. Proceeds will be paid in equal monthly installments (i) while either of two payees is living, (ii) for the longer of the life of the surviving payee or 10 years, or (iii) while the two payees are living and, after the death of one payee, two-thirds of the monthly amount for the life of the surviving payee will be paid.

  NELICO's consent to use of an option is required if the installment payments would be less than $20.


                              CHARGES AND EXPENSES

  The following describes the various charges deducted under the Policy.

  DEDUCTIONS FROM INITIAL PREMIUM. NELICO deducts no charges from the initial premium before allocation to the Variable Account, although the Monthly Deduction includes deductions for the first ten Policy Years for sales charges and state premium taxes attributable to the initial premium, and a Surrender Charge based on the initial premium may apply to surrenders or partial surrenders during the Surrender Charge Period.

  DEDUCTIONS FROM ADDITIONAL PAYMENTS. NELICO will deduct the following charges from an additional payment before allocation of the net additional payment to the Sub-Accounts you select:

  -- 6.5% sales charge (reduced to 5.10% for Policies with initial premiums of $1,000,000 or more).

  -- 2.5% state premium tax charge.

  MONTHLY DEDUCTION DEDUCTED FROM CASH VALUE. NELICO deducts a charge from the cash value on each Monthly Deduction Date after the Policy Date. This charge is the aggregate of the following charges, shown below at their current annual rates:

  -- Cost of insurance charge,* currently ranging from:

        Single Insured Policy: 0.45% to 1.25% for standard risk class (0.70% to 1.90% for substandard risk class)

        Last Survivor Policy: 0.25% to 1.05% for standard risk class (0.40% to 1.60% for substandard risk class)

  -- 0.35% Administrative Charge (currently reduced to 0.10% after the first ten
     Policy Years)**

  -- 0.40% sales charge (deducted during the first ten Policy Years only)**

  -- 0.25% state premium tax charge (deducted during the first ten Policy Years only)**

  -- 0.90% mortality and expense risk charge

  -- For Policies with cumulative premiums less than $50,000, a $2.50 Monthly
     Maintenance Charge also is included in the Monthly Deduction.

---------

 * No cost of insurance charge is deducted on or after the Policy Anniversary when the age of the insured(s) is equal to 100.

** For Policies with initial premiums of $1,000,000 or more, the 0.40% sales charge and 0.25% premium tax charge will be waived, and the 0.35% Administrative Charge currently will be waived after the tenth Policy Year.

  Each charge, except the $2.50 Monthly Maintenance Charge, is calculated as a percentage of cash value (including cash value transferred to the general account as collateral for Policy loans) in the following manner: first, all charges, other than the cost of insurance charge, are calculated, based on the cash value on the Monthly Deduction Date (before monthly charges are deducted, but reflecting daily charges deducted from Eligible Fund Assets), and then deducted. The cost of insurance charge is then calculated based on the cash value for that date, as reduced by all other charges deducted that day. The Monthly Deduction is deducted pro rata from the cash value in the Sub-Accounts.

  DAILY CHARGES DEDUCTED FROM THE VARIABLE ACCOUNT ASSETS. Currently, NELICO does not deduct any daily charges from the Variable Account. However, NELICO reserves the right to make deductions from the Variable Account for federal or state income taxes with respect to earnings or capital gains that may be attributable to the Variable Account. Should NELICO determine that this type of tax will be imposed, NELICO may make deductions from the Variable Account to pay these taxes. The imposition of such taxes would result in a reduction of your cash value.

  CHARGES DEDUCTED FROM ELIGIBLE FUND ASSETS. The value of shares of the Eligible Funds reflect charges and deductions from assets for investment advisory services and fund operating expenses. See "Investment Management" and the prospectus for the Zenith Fund for more information.

  CHARGES DEDUCTED ON SURRENDER OR PARTIAL SURRENDER. If the Policy is surrendered or lapses or a partial surrender is taken during the Surrender Charge Period (the first nine Policy Years), a Surrender Charge may be deducted. The Surrender Charge is a deferred sales charge. This charge declines over the course of the Surrender Charge period. (See "Surrender Charge.") The Surrender Charge is deducted from the Policy's available cash value, regardless of whether that cash value is derived from premiums or investment experience.

  Upon surrender, lapse or partial surrender, the applicable portion of the Monthly Deduction (based on the portion of the Policy Month elapsed, and, in the case of a partial surrender, on the proportion of cash value withdrawn) will also be deducted from the cash value.

  The following section provides more information about the various charges identified above.

  SALES CHARGES. No sales charges are deducted from the initial premium before allocation to the Sub-Accounts. However, except for certain Policies described below, the Monthly Deduction includes a deduction taken during the first ten Policy Years for sales charges attributable to the initial premium. This charge is calculated as a percentage of cash value on each Monthly Deduction Date at an annual rate of 0.40%. Also, if, during the first nine Policy years, you surrender or lapse the Policy, or make a partial surrender, NELICO deducts a Surrender Charge. (See "Surrender Charge.") In no event will the aggregate amount deducted as part of the Monthly Deduction for sales charges plus the Surrender Charge exceed 9% of the initial premium.

  For Policies with initial premiums of $1,000,000 or more, the 0.40% sales charge will be waived.

  If a Policy lapses and is reinstated, the period the Policy was lapsed will not count towards the ten-year period during which the Monthly Deduction includes a deduction for sales charges.

  If you make an additional payment, a maximum charge in the amount of 6.5% is deducted from each additional payment for sales charges before allocation of the net additional payment to the Sub-Accounts. For Policies with initial premiums of $1,000,000 or more, this charge is reduced to 5.10%.

  The sales charges deducted under a Policy are not necessarily related to NELICO's actual sales expenses for that year.

  Sales charges for Policies sold in certain group or sponsored arrangements may be reduced. NELICO may in the future reduce or eliminate the sales charge, when you purchase a Policy, on cash value transferred in the first year, from life insurance policies that were issued by The New England, NELICO or NELICO's affiliates and that meet certain premium, cash value and/or face amount minimums, as currently published by NELICO. NELICO's normal issuance criteria, including reinsurance and other limitations, would also apply in these situations. NELICO may, however, waive underwriting requirements in these situations. NELICO may also reduce the Surrender Charge on such policies. Your NELICO agent can advise you regarding the availability of this feature.

  SURRENDER CHARGE. If, during the first nine Policy Years, a Policy is totally surrendered or lapses or a partial surrender (other than a preferred partial surrender) is made, NELICO deducts a Surrender Charge from the amount requested to be surrendered. This charge is based on the portion of the initial premium deemed to be surrendered in accordance with the following rules. When you make a full or partial surrender, the requested surrender amount is taken first from the preferred surrender amount. The preferred surrender amount is equal to the greater of (a) cash value calculated on the date of surrender in excess of initial premium paid (minus any previous partial surrenders attributable to the initial premium) and (b) 10% of the initial premium paid (minus previous partial surrenders in that Policy Year). No Surrender Charge applies to the preferred surrender amount. If there has been negative investment performance under your Policy (that is, cash value is less than your total premium payments because net investment experience of the Sub-Accounts has not been at least equal to total charges or has been negative), any Surrender Charge will be calculated by deeming additional payments to have been reduced before the initial premium. If negative investment performance has been deemed to completely reduce additional payments and to further reduce initial premium, any subsequent increase in cash value (from earnings or net additional payments) will be deemed to increase initial premium before additional payments. Appendix C provides an example of the effect of negative investment performance on Surrender Charges. The balance of the requested surrender amount is subject to a Surrender Charge, which is determined by multiplying the balance by the applicable percentage for the Policy Year. The Surrender Charge period and the amount of the Surrender Charge are shown in the following table:



POLICY YEAR                    CHARGE
-----------                   --------
  1 . . . . . . . . . . . .     8.0%
  2 . . . . . . . . . . . .     8.0%
  3 . . . . . . . . . . . .     7.0%
  4 . . . . . . . . . . . .     6.0%
  5 . . . . . . . . . . . .     5.0%
  6 . . . . . . . . . . . .     4.0%
  7 . . . . . . . . . . . .     3.0%
  8 . . . . . . . . . . . .     2.0%
  9 . . . . . . . . . . . .     1.0%
 10 . . . . . . . . . . . .     0.0%



  Any Surrender Charge deducted upon lapse is credited back to the Policy's cash value upon reinstatement. The Surrender Charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the Surrender Charge on any date after reinstatement, the period the Policy was lapsed will not count.

  STATE PREMIUM TAX CHARGE. Except for certain Policies described below, this charge is deducted from your cash value in the Sub-Accounts on each Monthly Deduction Date after the Policy Date for the first ten Policy Years, as part of the Monthly Deduction. The annual rate of this charge is 0.25% of cash value. If you make an additional payment, a charge in the amount of 2.5% is deducted from the payment before allocation to the Sub-Accounts. Because the net additional payment will have the immediate effect of increasing the cash value, the monthly charge for state premium tax is proportionately adjusted downward to take into account this increase. This adjustment in the rate for the monthly charge for state premium taxes effectively means that it is not assessed against cash value attributable to additional premiums. Appendix C provides an example illustrating the effect of such an additional payment.

  For Policies with initial premiums of $1,000,000 or more, the 0.25% monthly charge for premium tax will be waived.

  If a Policy lapses and is reinstated, the period the Policy was lapsed will not count towards the ten-year period during which the Monthly Deduction includes a deduction for state premium taxes.

  The state premium tax charge is designed to reimburse NELICO for state premium taxes and administrative expenses. Premium taxes vary from state to state and the 2.5% charge reflects an average. Administrative expenses covered by this charge include those related to premium tax and certain other state filings.

  CHARGES UNDER POLICIES ISSUED TO NEW YORK RESIDENTS. The charges described above apply to Policies issued to New York residents except as follows. No deductions are made from additional payments for sales charge or premium tax. However, the state premium tax charge deducted as part of the Monthly Deduction is not adjusted after an additional premium is paid, and the surrender charge is based on total premiums paid, rather than just the initial premium. With regard to the surrender charge, the preferred surrender amount is the greater of (a) cash value calculated on the date of surrender in excess of total premiums paid (minus previous partial surrenders) and (b) 10% of premiums paid (minus previous partial surrenders in that Policy Year). In any event, the total amount deducted for sales charges will not exceed 9% of total premiums paid.

  COST OF INSURANCE CHARGE. This charge is deducted from the Policy's cash value in the Sub-Accounts on each Monthly Deduction Date after the Policy Date, as part of the Monthly Deduction. This charge is not deducted on or after the Policy Anniversary when the age of the insured(s) is equal to 100.

  The cost of insurance charge covers the cost of providing insurance protection under your Policy. Currently, the amount of this charge is based on the risk class and issue age of the insured(s). (It does not currently vary by sex of the insured(s), although it may in the future.) NELICO assigns insureds to risk classes based on underwriting conducted when NELICO receives an application for a Policy. Currently, NELICO assigns insureds to the following risk classes: standard nonsmoker, standard smoker, substandard nonsmoker and substandard smoker. Once a Policy is issued, an insured's risk class does not change except in the following circumstances. If an additional payment is submitted that, if accepted, will have the effect of increasing the death benefit, acceptance of the payment is subject to underwriting review to determine whether the insured(s) qualify for the same or a better risk class.

  If the new risk class is better and has lower cost of insurance rates than the original risk class, the risk class for the additional payment will be used for cost of insurance charges under the entire Policy. If, however, the new risk class has higher cost of insurance rates than the original risk class, NELICO will decline the additional payment.

  Currently, the cost of insurance charge for a Policy is calculated as a percentage of the cash value on the Monthly Deduction Date. For a Single Life Policy, the current charge is calculated based on whether the issue age is 70 or less, or over 70, is a smoker or non-smoker, and has been assigned to a standard or substandard risk class. The current monthly rates for these classes are equivalent to the annual percentage rates shown in the following table:



RATING CLASS AND ISSUE AGE                             NONSMOKER   SMOKER
--------------------------                             ---------  --------
Standard issue age 70 or less  . . . . . . . . . . .     0.45%     0.75%
Standard over issue age 70 . . . . . . . . . . . . .     0.85%     1.25%
Substandard issue age 70 or less . . . . . . . . . .     0.70%     1.15%
Substandard over issue age 70  . . . . . . . . . . .     1.30%     1.90%

  In the case of a Last Survivor Policy, the current charge is calculated based on whether the joint equal issue age is 70 or less, or over 70, the smoker/nonsmoker status of each insured, and whether at least one insured is substandard.



                                               NONSMOKER  NONSMOKER   SMOKER
RATING CLASS AND ISSUE AGE                     NONSMOKER   SMOKER     SMOKER
--------------------------                     ---------  ---------  --------
Standard issue age 70 or less  . . . . . . .     0.25%      0.40%     0.55%
Standard over issue age 70 . . . . . . . . .     0.65%      0.85%     1.05%
Substandard issue age 70 or less . . . . . .     0.40%      0.60%     0.85%
Substandard over issue age 70  . . . . . . .     1.00%      1.30%     1.60%



  For purposes of determining the current cost of insurance charge on a Monthly Deduction Date, all other charges included in the Monthly Deduction are calculated and deducted from the Policy's cash value, and then the applicable cost of insurance percentage is applied to the cash value, as reduced by the other charges.

  The cost of insurance charge deducted on a Monthly Deduction Date is guaranteed not to exceed the amount calculated using the guaranteed cost of insurance rates set forth in the Policy for that date. The cost of insurance charge for a Monthly Deduction Date determined using the guaranteed cost of insurance rates is equal to the "net amount at risk" under the Policy, multiplied by the cost of insurance rate for that date. The net amount at risk is determined on the last day of the Policy Month. The net amount at risk equals the death benefit on the first day of the month, minus the cash value on the first day of the month, accumulated with interest at the monthly equivalent of 4.0% per year, and reduced by the guaranteed cost of insurance charge.

  The guaranteed cost of insurance rate for a Monthly Deduction Date under a Policy depends on the insured's sex, risk class, and age on the first day of a Policy Year. Guaranteed cost of insurance rates applicable to joint insureds under a Last Survivor policy depend on the sex of each insured, their joint equal issue age, their risk classes, and the Policy Year. The guaranteed cost of insurance rate for a Policy changes from month to month. The risk classes used for determining guaranteed cost of insurance rates for insureds are smoker standard, smoker substandard, nonsmoker standard, nonsmoker substandard. Substandard ratings result in higher cost of insurance charges. The guaranteed cost of insurance rates for substandard ratings are based on multiples of or additives to the guaranteed standard rates provided by the 1980 Commissioners Standard Ordinary Mortality Tables.

  Cost of insurance rates--whether current or guaranteed--are generally more favorable for nonsmoker than for smoker insureds. Within a given rating class, guaranteed cost of insurance rates are generally more favorable for insureds of lower ages than for insureds of higher ages.

  If a Policy loan is outstanding, and the net cash value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction for the Policy Month, NELICO will notify you that the Policy is going to terminate unless a sufficient payment is made within the 62-day grace period. (See "Effect of a Policy Loan.")

  Eligible group or sponsored arrangements may also elect to purchase Policies on a simplified underwriting basis above the underwriting limits applicable to other purchasers. Policies issued on a simplified underwriting basis will have the same cost of insurance rates as fully underwritten Policies.

  ADMINISTRATIVE CHARGE. This charge is deducted from your Policy's cash value in the Sub-Accounts on each Monthly Deduction Date after the Policy Date, as part of the Monthly Deduction. Except for certain Policies described below, this charge is currently set at an annual rate of 0.35% of cash value on each Monthly Deduction Date, and is intended to be decreased to 0.10% after the first 10 Policy Years. It is guaranteed never to exceed an amount equivalent to an annual rate of 0.35% of cash value. This charge is for the cost of administering the Policies (such as the cost of processing Policy transactions, issuing Policy Owner statements and reports, and record keeping), as well as legal, actuarial, systems, mailing and other overhead costs connected with NELICO's variable life insurance operations.

  For Policies with initial premiums of $1,000,000 or more, the Administrative Charge currently will be waived after the tenth Policy Year.

  For purposes of calculating the 10-year period after which the Administrative Charge is intended to be reduced to 0.10%, the period that a Policy was lapsed will not count.

  MONTHLY MAINTENANCE CHARGE. If the initial premium paid for the Policy is less than $50,000, a $2.50 fee is deducted from cash value on each Monthly Deduction Date to cover administrative expenses. This fee is in addition to the administrative charge. This monthly fee will continue to be deducted until cumulative premium payments made are at least $50,000. After cumulative premium payments of at least $50,000 have been made, the Monthly Maintenance Charge will not be charged even if the Policy's cash value is reduced to less than $50,000 as a result of investment performance or partial surrenders.

  MORTALITY AND EXPENSE RISK CHARGE. NELICO deducts a charge from your cash value in the Sub-Accounts on each Monthly Deduction Date after the Policy Date for the mortality and expense risks that NELICO assumes. This charge is currently set at an annual rate of 0.90% of cash value on each Monthly Deduction Date. The mortality risk NELICO assumes is that insureds may live for shorter periods of time than NELICO estimated. The expense risk is that NELICO's costs of issuing and administering the Policies may be more than NELICO estimated.

  ELIGIBLE FUND EXPENSES. Charges for investment advisory fees and other expenses are deducted from the assets of the Eligible Funds. (See "Investment Management.")

  CHARGES FOR ADDITIONAL SERVICES. NELICO reserves the right to charge Policy Owners a nominal fee, which will be billed directly to the Policy Owner in the event that a Policy re-issue or re-dating is requested.

  CHARGES FOR INCOME TAXES. NELICO currently makes no charge for income taxes against the Variable Account, but in the future NELICO may impose such a charge, if appropriate. NELICO reserves the right to make a charge for any taxes imposed on the Policies by any governmental body in the future. (See "Charge for NELICO's Income Taxes.")

GROUP OR SPONSORED ARRANGEMENTS

  The Policies may be issued to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases individual Policies covering a group of individuals. An example of such an arrangement is a non-tax qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of the Policies on an individual basis.

  For Policies issued in connection with group or sponsored arrangements, NELICO may waive or reduce one or more of the following charges: the sales charge, Surrender Charge, monthly cost of insurance charge, mortality and expense risk charge, administrative charges, Monthly Maintenance Charge, and/or state premium tax charge described in "Charges and Expenses." (In addition, the interest rate credited on amounts taken from the sub-accounts as a result of a Policy loan may be increased for these Policies.) NELICO will waive or reduce these charges according to its rules in effect when the Policy application is approved. To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size and number of years in existence. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements. NELICO may modify from time to time both the amounts of reductions and the criteria for qualification. Reductions in or waiver of these charges will not be unfairly discriminatory against any person, including the affected Policy Owners and all other Policy Owners of Policies funded by the Variable Account.

  The United States Supreme Court has held that certain insurance policies providing values and benefits that vary with the sex of the insured may not be used to fund certain employee benefit programs.

  Therefore, NELICO offers Policies that do not vary based on the sex of the insured for use in connection with certain employee benefit programs. NELICO recommends that any employer proposing to offer the Policies to employees under a group or sponsored arrangement consult its attorney before doing so.


                              THE VARIABLE ACCOUNT

  The Variable Account was established as a separate investment account of NELICO on January 31, 1983 under Delaware law and became subject to Massachusetts law when NELICO changed its domicile to Massachusetts on August 30, 1996. The Variable Account is the funding vehicle for other NELICO variable life insurance policies in addition to the Policies. The Variable Account meets the definition of a "separate account" under Federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. Both NELICO and the Variable Account are subject to regulation by the Massachusetts Insurance Commissioner and to the insurance laws and regulations in every jurisdiction where the Policies are sold.

  Although the assets of the Variable Account are owned by NELICO, applicable law provides that the portion of the Variable Account assets equal to the reserves and other liabilities of the Variable Account may not be charged with liabilities that arise out of any other business NELICO may conduct. NELICO believes this means that the assets of the Variable Account equal to the reserves and other liabilities of the Variable Account are not available to meet the claims of NELICO's general creditors, and may only be used to support the cash values under its variable life insurance policies issued by the Variable Account. But NELICO may transfer to its general account assets which exceed the reserves and other liabilities of the Variable Account. Before making any such transfer, NELICO will consider any possible adverse impact the transfer might have on the Variable Account.

  Income and realized and unrealized capital gains and losses of the Variable Account are credited to the Variable Account without regard to any of NELICO's other income or capital gains and losses.

INVESTMENTS OF THE VARIABLE ACCOUNT

  The Variable Account currently has 13 Sub-Accounts available under the Policy, each of which invests in an Eligible Fund. The Sub-Accounts of the Variable Account are:

  -- The Small Cap Sub-Account, which invests in the Loomis Sayles Small Cap
     Series of the Zenith Fund

  -- The International Magnum Equity Sub-Account, which invests in the Morgan
     Stanley International Magnum Equity Series of the Zenith Fund

  -- The Equity Growth Sub-Account, which invests in the Alger Equity Growth
     Series of the Zenith Fund

  -- The Avanti Growth Sub-Account, which invests in the Loomis Sayles Avanti
     Growth Series of the Zenith Fund

  -- The Venture Value Sub-Account, which invests in the Davis Venture Value
     Series of the Zenith Fund

  -- The Growth and Income Sub-Account, which invests in the Westpeak Growth and
     Income Series of the Zenith Fund

  -- The Stock Index Sub-Account, which invests in the Westpeak Stock Index
     Series of the Zenith Fund

  -- The Balanced Sub-Account, which invests in the Loomis Sayles Balanced
     Series of the Zenith Fund

  -- The Managed Sub-Account, which invests in the Back Bay Advisors Managed
     Series of the Zenith Fund

  -- The Strategic Bond Opportunities Sub-Account, which invests in the Salomon
     Brothers Strategic Bond Opportunities Series of the Zenith Fund

  -- The Bond Income Sub-Account, which invests in the Back Bay Advisors Bond
     Income Series of the Zenith Fund

  -- The U.S. Government Sub-Account, which invests in the Salomon Brothers U.S.
     Government Series of the Zenith Fund

  -- The Money Market Sub-Account, which invests in the Back Bay Advisors Money
     Market Series of the Zenith Fund

  The Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund. The Zenith Fund was established as an investment vehicle for separate investment accounts of NELICO and of other life insurance companies. Currently the Zenith Fund is the funding vehicle for the Variable Account and for certain separate accounts of NELICO and MetLife that issue variable annuity contracts.

  Shares of the Eligible Funds are purchased and sold by the Variable Account at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The investment objectives of the Eligible Funds' portfolios are described briefly below. There is, of course, no assurance that these objectives will be met. A full description of the Eligible Funds, including their investment objectives and policies, expenses, and risks of investing in the Eligible Funds, is contained in the attached Zenith Fund prospectus, as well as in the Zenith Fund's Statement of Additional Information, which is referenced in the Zenith Fund prospectus.

  The LOOMIS SAYLES SMALL CAP SERIES seeks long-term capital growth from investments in common stocks or their equivalents. The Series invests primarily in stocks of small cap companies with good earnings growth potential that its sub-adviser believes are undervalued by the market. Typically, such companies have market capitalization of less than $1 billion, have better than average growth rates at below average price/earnings ratios, and have strong balance sheets and cash flow.

  The MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES seeks long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers, in accordance with the EAFE country weightings determined by the Series' sub-adviser. Under normal circumstances, at least 65% of the total assets of the Series will be invested in equity securities of at least three different countries outside the United States.

  The ALGER EQUITY GROWTH SERIES seeks long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

  The LOOMIS SAYLES AVANTI GROWTH SERIES seeks long-term growth of capital. The Series normally will invest primarily in equity securities of companies with medium and large capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively) but will also invest a portion of its assets in equity securities of companies with a relatively small market capitalization (under $1 billion).

  The DAVIS VENTURE VALUE SERIES seeks growth of capital. The Series will primarily invest in domestic common stocks that its sub-adviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

  The WESTPEAK GROWTH AND INCOME SERIES seeks long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

  The WESTPEAK STOCK INDEX SERIES seeks to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks. The Series currently seeks to achieve its objective by attempting to duplicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

  The LOOMIS SAYLES BALANCED SERIES seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities. The Series invests at least 25% of its assets in fixed income senior securities and, under normal market conditions, more than 50% of its assets in common stocks.

  The BACK BAY ADVISORS MANAGED SERIES seeks to provide a favorable total investment return through investment in a diversified portfolio of common stocks and fixed income securities.

  The SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES seeks a high level of total return consistent with preservation of capital. Assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

  The BACK BAY ADVISORS BOND INCOME SERIES seeks to provide a high level of current income consistent with preservation of capital and moderate investment risk through investment primarily in U.S. Government and corporate bonds.

  The SALOMON BROTHERS U.S. GOVERNMENT SERIES seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series invests primarily in debt obligations (including mortgage backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or derivative securities (such as collateralized mortgage obligations) backed by such securities.

  The BACK BAY ADVISORS MONEY MARKET SERIES seeks to provide the highest possible level of current income consistent with preservation of capital through investment in a managed portfolio of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  The basic objective of the Policy is to provide benefits which increase in value when the investment experience of the Policy's sub-accounts is favorable. Historically, the investment performance of common stocks over the long term has generally been superior to that of long or short term debt securities, although common stocks have been subject to more dramatic changes in value over short periods of time. The Small Cap, International Magnum Equity, Equity Growth, Avanti Growth, Venture Value, Stock Index or Growth and Income Sub-Accounts, or some combination of these sub-accounts, may, therefore, be a more desirable selection for Policy Owners who have a long term time horizon and/or are willing to accept such risks of short term fluctuations in value. For a demonstration of certain of these market trends, see Appendix E: Long Term Market Trends.

  Historically, the investment performance of "small cap" stocks over the long term has generally been superior to stocks of large capitalization companies, although "small cap" stocks have been substantially more volatile than "large cap" stocks. Historically, having a small percentage of a portfolio invested in overseas stocks and the rest in domestic stocks has produced a portfolio that has less, although still substantial, volatility than a completely domestic portfolio. Equity investors should recognize that overseas and "small cap" funds, taken alone, traditionally involve more risk than most domestic stock funds.

  The performance of the various financial markets over shorter periods of time has sometimes differed from their long term historical results. Short term interest rates were very high in the late 1970's and early 1980's, but are now lower. Long term bond values continue to fluctuate and could lose value if interest rates rise. Common stock prices, which have risen substantially at times, have also had periods of significant negative returns.

  Policy Owners who seek somewhat greater protection against loss of principal in the short term than that afforded by a stock fund may prefer the Strategic Bond Opportunities Sub-Account, the Bond Income Sub-Account or the U.S. Government Sub-Account. However, because the Zenith Salomon Brothers Strategic Bond Opportunities Series may invest in below-investment-grade securities, which are considered high-yield, high-risk securities, commonly known as "junk bonds," this series has a higher degree of risk associated with it relative to more conservative fixed income funds.

  Those who seek even greater safety of principal may select the Money Market Sub-Account, although it is subject to possible rapid changes in short term interest rates.

  Those who primarily seek safety of principal should consider fixed life insurance as an alternative to variable life insurance.

  You may wish to consider diversifying your investments by allocating the Policy's cash value among two or more sub-accounts. Policy Owners may also diversify by selecting the Managed Sub-Account or the Balanced Sub-Account since each generally invests its assets at most times in a combination of bonds, stocks and short term instruments, in varying proportions depending upon the investment adviser's evaluation of the economy and financial markets. You may also wish to diversify your cash value by country. The International Magnum Equity Sub-Account allows you to participate primarily in companies and economies outside the United States.

  The selection of a Policy's sub-accounts is a matter of your own choice and should depend on your willingness to accept investment risks, the other types of investments you have and your own assessment of future economic and financial market conditions.

INVESTMENT MANAGEMENT

  TNE Advisers, which is an indirect, wholly-owned subsidiary of NELICO, is the investment adviser of each of the Series. The chart below lists the sub-adviser of each Series. TNE Advisers and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.



SERIES                                                   SUB-ADVISER
------                                                   -----------
Loomis Sayles Small Cap Series                 Loomis, Sayles & Company, L.P.*
Morgan Stanley International Magnum Equity     Morgan Stanley Asset Management
 Series                                         Inc.
Alger Equity Growth Series                     Fred Alger Management, Inc.
Loomis Sayles Avanti Growth Series             Loomis, Sayles & Company, L.P.*
Davis Venture Value Series                     Davis Selected Advisers, L.P.
Westpeak Growth and Income Series              Westpeak Investment Advisors,
                                                L.P.*
Westpeak Stock Index Series                    Westpeak Investment Advisors,
                                                L.P.*
Loomis Sayles Balanced Series                  Loomis, Sayles & Company, L.P.*
Back Bay Advisors Managed Series               Back Bay Advisors, L.P.*
Salomon Brothers Strategic Bond Opportunities  Salomon Brothers Asset
 Series                                         Management Inc
Back Bay Advisors Bond Income Series           Back Bay Advisors, L.P.*
Salomon Brothers U.S. Government Series        Salomon Brothers Asset
                                                Management Inc
Back Bay Advisors Money Market Series          Back Bay Advisors, L.P.*



---------
* An affiliate of NELICO

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Loomis Sayles

Avanti Growth Series and Loomis Sayles Small Cap Series, TNE Advisers became the adviser on May 1, 1995. Prior to that date those series were advised by their current sub-advisers, except as follows. The New England served as investment adviser to the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series until September 10, 1986 when Back Bay Advisors assumed The New England's responsibilities under the investment advisory agreements with those Series. Back Bay Advisors served as investment adviser to the Westpeak Stock Index Series until August 2, 1993, when Westpeak became the investment adviser. The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners until May 1, 1997, when Morgan Stanley Asset Management became the sub-adviser.

  The table on pages A-10 to A-11 shows the annual operating expenses of each Series.

  For more information about the Series' advisory agreements, see the Zenith Fund prospectus attached at the end of this prospectus and the Zenith Fund's Statement of Additional Information.


                             OTHER POLICY FEATURES

POLICY OWNER AND BENEFICIARY

  The Policy Owner is named in the application but may be changed from time to time. At the death of the Policy Owner, his or her estate will become the Policy Owner unless a successor Policy Owner has been named. The Policy Owner's rights (except for rights to payment of benefits) terminate at the death of the insured (or the second death under a Last Survivor Policy) or the receipt of all death proceeds payable under an accelerated death benefits rider.

  The beneficiary is also named in the application. The beneficiary of the Policy may be changed at any time before the death of the insured, or before the second death under a Last Survivor Policy. The beneficiary has no rights under the Policy until the death of the insured (or until the second death in the case of a Last Survivor Policy) and must survive the insured(s) in order to receive the death proceeds. The beneficiary may have no rights if the Owner elects to receive all death proceeds payable under an accelerated death benefits rider. If no named beneficiary survives the insured(s), the proceeds will be paid to the Policy Owner.

  A change of Policy Owner or beneficiary must be in written form satisfactory to NELICO and must be dated and signed by the Policy Owner making the change. The change will be subject to all payments made and actions taken by NELICO under the Policy before the signed change form is received by NELICO at its Home Office.

  You may assign (transfer) your rights in the Policy to someone else. An absolute assignment of the Policy is a change of Policy Owner and beneficiary to the assignee. A collateral assignment of the Policy does not change the Policy Owner or beneficiary, but their rights will be subject to the terms of the assignment. Assignments will be subject to all payments made and actions taken by NELICO under the Policy before a signed copy of the assignment form is received at NELICO's Home Office. NELICO will not be responsible for determining whether or not an assignment is valid. Changing the Policy Owner or assigning the Policy may have tax consequences. (See "Tax Considerations" below.)

EXCHANGE OF POLICY

  Within 24 months after the Date of Issue, the Policy Owner can exchange the Policy, if the Policy is in force, for a policy that provides fixed benefit insurance. The new policy will be issued by NELICO or MetLife, as described below, on any plan of whole life or endowment insurance (or, if the Policy exchanged is a Last Survivor Policy, on any plan of survivorship insurance) with a level face amount issued by NELICO or MetLife on the Policy Date.

  The new policy will be issued with the same insured(s), Face Amount, Policy Date, and risk class(es) as this Policy, with the age of the insured(s) on the Policy Date, and with a rider that purchases paid-up additions issued by

NELICO or MetLife on the Policy Date, if the cash value of the Policy is more than is required to purchase the new policy. The new policy will be issued subject to any cost or credit and the repayment of any Policy loan balance, and subject to any assignments of this Policy.

  Following the merger of MetLife and The New England, depending on state insurance regulatory approvals and requirements, your Policy may be issued or amended with an endorsement providing for an exchange right to a fixed benefit policy issued by NELICO (if such a policy was available on the Policy Date of your variable life Policy), or otherwise, to a fixed benefit policy issued by MetLife. If your Policy does not have such an endorsement, the exchange right will be to a fixed benefit policy issued by MetLife or, at your option, to a fixed benefit policy issued by NELICO if such a policy was available on the Policy Date of your variable life Policy.


                        NELICO'S DISTRIBUTION AGREEMENT

  NELICO sells the Policies through agents who are licensed by state insurance officials to sell NELICO's variable life insurance policies. These agents are also registered representatives of New England Securities. New England Securities, the principal underwriter of the variable life insurance policies, is a Massachusetts corporation organized in 1968 and an indirect, wholly-owned subsidiary of NELICO. New England Securities is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. New England Securities intends to enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable life insurance policies. In some states, Policies may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exemptions.

  NELICO will pay compensation to the New England Securities registered representatives or other broker-dealers or banks involved in the sale of a Policy. Such compensation will generally have a present value that does not exceed 8% of premiums under the Policy (although a lower amount may be paid in certain circumstances, such as sales of the Policies to a person over age 75), and such compensation may be paid either as a percentage of premiums at the time NELICO receives them, as a percentage of cash value on an ongoing basis, or in some combination of both.

  New England Securities distributes mutual funds, variable annuity contracts and variable life insurance policies. It is the principal underwriter for the Zenith Fund; The New England Variable Account; New England Retirement Investment Account; New England Variable Annuity Separate Account; and New England Variable Annuity Fund I. New England Securities also sells interests in various investment partnerships.


                LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY

  NELICO can challenge that amount of the death benefit that results from the initial premium for two years during an insured's lifetime from the Date of Issue, based on misrepresentations made in the application. NELICO can challenge any amount of the death benefit that results from an additional payment for which proof of insurability is required for two years during an insured's lifetime from the date that payment is received. However, if an insured dies within two years of the Date of Issue, NELICO can challenge all or part of the Policy at any time with respect to misrepresentations in the application. If an insured dies within two years of the receipt of an additional payment for which proof of insurability is required, NELICO can challenge any amount of the death benefit resulting from that additional payment at any time with respect to misrepresentation.

MISSTATEMENT OF AGE OR SEX

  If the insured's age (or either insured's age under a Last Survivor Policy) or sex is misstated in the application, the Policy's death benefit will be the amount that the most recent Monthly Deduction which was made would have provided, based on the insured's correct age(s) and sex(es).

SUICIDE

  Single Insured Policies. If the Insured dies by suicide while sane or insane within two years (or less, if required by state law) from the Date of Issue (or the Policy Date, if earlier, if required by state law) set forth in the Policy, the Death Benefit will be limited to: the amount of the initial premium; plus any additional payments made; less any outstanding Policy Loan Balance; and less any partial surrenders (or such greater amount, if required by state law).

  Last Survivor Policies. If either of the Insureds dies by suicide while sane or insane within two years (or less, if required by state law) from the Date of Issue (or the Policy Date, if earlier, if required by state law) set forth in the Policy, the Death Benefit will be limited to: the amount of the initial premium; plus any additional payments made; less any outstanding Policy Loan Balance; and less any partial surrenders (or such greater amount, if required by law). The Policy will terminate as of the first death by suicide.

  Within 60 days after the first death by suicide under a Last Survivor Policy, the Owner can purchase new life insurance on an Eligible Insured without evidence of insurability. For purposes of this provision, an Eligible Insured is a surviving Insured on whom NELICO would have issued a single life policy on the Policy Date of this Policy. The new policy will be issued on a plan of single life variable life insurance agreed to and issued by NELICO on the Policy Date of the new policy, if the issue age on the new policy is age 75 or younger; and on a single life Ordinary Life plan with a level face amount issued by NELICO or MetLife on the Policy Date of the new policy, if the issue age on the new policy is greater than 75. The new policy will be issued: with a Face Amount equal to the Face Amount of this Policy plus the amount of any single life term rider for the Eligible Insured under this Policy: based on the underwriting class to which the Eligible Insured was assigned by NELICO on the Policy Date of this Policy; with a Policy Date equal to the date of the suicidal death; and premiums must be paid from the policy date. The single life variable life insurance policy can be exchanged for an ordinary life policy, if desired, using any exchange provision of the new policy.

  If an Eligible Insured dies within the 60 day period and before submitting an application, the death benefit will be paid as if the new policy had been issued and if the new policy is a variable life policy, assuming all premiums for the new policy were allocated to the Money Market Sub-Account and the death benefit option in effect would result in the smallest amount of death proceeds.


                               TAX CONSIDERATIONS

POLICY PROCEEDS

  The following discussion of Federal income tax issues relating to the Policies is general in nature and is not intended as tax advice. It describes what NELICO believes is the Federal income tax treatment of the Policies in the most commonly occurring circumstances and does not reflect the effect of Federal income taxes in all situations. In addition, there is no guarantee that the Federal income tax laws and regulations or interpretation of them will not change. Therefore, NELICO recommends that you consult your own tax advisor for more complete information and advice.

  DEFINITION OF LIFE INSURANCE. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code") defines a life insurance contract for Federal income tax purposes.

  The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain features of the Policy is not directly addressed by Section 7702 or proposed regulations issued under that section. The presence of these Policy features, the absence of final regulations, and the lack of other pertinent interpretations of Section 7702, thus create some uncertainty about the application of Section 7702 to the Policy.

  Nevertheless, NELICO believes that it is reasonable to conclude that the Policy qualifies as a life insurance contract for federal tax purposes, so that:

  -- the death benefit should be fully excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code; and

  -- the Policy Owner should not be considered in constructive receipt of the cash surrender value, including any increases, unless and until they are distributed from the Policy.

  If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide most of the tax advantages normally provided by a life insurance contract. NELICO thus reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

  TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS. Federal tax law establishes a class of life insurance policies referred to as modified endowment contracts. In almost all cases, this Policy will be a modified endowment contract. (See, however, the discussion below on a Policy issued in exchange for another life insurance policy.) A life insurance contract will generally be classified as a modified endowment contract if it fails to meet the "7-pay" test set forth in the Code. A contract generally fails to meet the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums which would have been paid on or before such time if the contract provided for paid up future benefits after the payment of seven level annual premiums. Except as specifically noted, the remainder of this discussion assumes that this Policy will be a modified endowment contract. Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the Policy Owner. All pre-death distributions (including loans, partial surrenders and collateral assignments) from these Policies will be included in gross income on an income-first basis to the extent of any income in the Policy immediately before the distribution.

  The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the date when the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as an additional distribution subject to income tax as well as the 10% penalty tax, if applicable, to the extent of income in the Policy.

  Any Policy issued in exchange for a modified endowment contract will be subject to the tax treatment accorded to modified endowment contracts. However, NELICO believes that any Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. A Policy Owner may, of course, choose not to exercise the right to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

  If a Policy that was not a modified endowment contract at issue subsequently becomes a modified endowment contract, distributions made during the Policy year in which it becomes a modified endowment contract, distributions in any subsequent Policy year and distributions within two years before the Policy becomes a modified endowment contract will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. In addition, regulations or other interpretations may be issued which will apply similar tax treatment to other distributions made in anticipation of a Policy becoming a modified endowment contract.

  TAXATION OF ACCELERATED BENEFITS RIDER. NELICO believes that payments received under any accelerated benefits rider it makes available will qualify as an accelerated death benefit under the Internal Revenue Code. (See "Acceleration of Death Benefit Rider" for more information regarding the rider.) Payments under any accelerated benefits rider may also be treated as distributions that are subject to taxation. See "Tax Treatment of Loans and Other Distributions."

  SPECIAL TREATMENT OF LOANS ON THE POLICY. If there is any borrowing against the Policy, the interest paid on loans may not be tax deductible.

  AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the Policy. Specifically, if NELICO or any of its affiliates issues to the same Policy Owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those policies, the income on the policy for all those policies will be aggregated and attributed to that distribution.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon the individual circumstances of each Policy Owner or beneficiary.

  The Policy may continue after the insured(s) attain age 100. The tax consequences associated with continuing a Policy beyond age 100 are unclear. A tax advisor should be consulted on this issue.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in not treating the Policy as life insurance. If the Policy does not qualify as life insurance, you may be subjected to immediate taxation on the incremental increases in cash value of the Policy plus the cost of insurance protection for the year. Regulations specifying the diversification requirements have been issued by the Department of Treasury, and NELICO believes it complies fully with such requirements.

  In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of additional guidance prescribing the circumstances in which an owner's control of the investments of a separate account may cause a Policy Owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Policy Owner is considered the owner of the assets of the Separate Account, income and gains from the Account would be included in the Owner's gross income.

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, a Policy Owner has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, NELICO does not know what standards will be set forth in the additional guidance which the Treasury has reserved the right to issue. NELICO therefore reserves the right to modify the Policy as necessary to attempt to prevent the Policy Owner from being considered the owner of the assets of the Separate Account.

  In the event that a Policy is owned by the trustee under a pension or profit sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences of ownership or receipt of proceeds under the Policy could differ from the principles stated herein. However, if ownership of such Policy is transferred from the plan to a plan participant (upon termination of employment, for example), the Policy will be subject to all of the rules described above relating to Federal tax treatment, including the rules regarding modified endowment contracts. Policies owned by the trustee under the plans described above may be subject to restrictions under ERISA. You should consult a qualified tax advisor regarding any applicable requirements of ERISA.

  If the Policy is purchased as part of a pension or profit-sharing plan qualified under Section 401 of the Code, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will not be subject to Federal income tax. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his cash value or was an owner-employee under the plan.

  There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. Distributions or withdrawals from a pension or profit-sharing plan prior to age 59 1/2 may be subject to a 10% penalty tax on the amount included in income. You should consult a qualified tax advisor regarding these rules.

  The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement.

  NELICO believes that Policies subject to the provisions of the Puerto Rican tax law will generally receive the same tax treatment, with certain modifications, as that described above for Policies subject to the Internal Revenue Code. You should note that Policies governed by the Puerto Rican tax law are not currently subject to the above described rules regarding modified endowment contracts. If such a Policy becomes subject to the Internal Revenue Code, however, the rules regarding modified endowment contracts will apply, and they may apply retroactively. You should consult your tax advisor if a Policy governed by the Puerto Rican tax law subsequently becomes subject to the Internal Revenue Code.

CHARGE FOR NELICO'S INCOME TAXES

  Under current Federal income tax law no tax is imposed on NELICO as a result of the operations of the Variable Account. Thus, no charge is being made currently to the Variable Account for NELICO's Federal income taxes. NELICO reserves its rights to charge the Variable Account for company Federal income taxes in the future.

  Under current laws NELICO may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant and, accordingly, NELICO is not currently making a charge for them. If they increase, however, charges for such taxes attributable to the Variable Account may be made.

                                   MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                            DIRECTORS OF NELICO




  NAME AND PRINCIPAL                 PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                   DURING THE PAST FIVE YEARS
  ------------------                 -----------------------------
Robert A. Shafto  . .   Chairman, President and Chief Executive Officer of
                         NELICO since 1996. Formerly, Chairman, President and
                         Chief Executive Officer of The New England 1993-1996;
                         President and Chief Executive Officer, 1992 to 1993,
                         President and Chief Operating Officer, 1990 to 1992,
                         of The New England.
Susan C. Crampton . .   Director of NELICO since 1996; serves as Principal of
 127 Tarbox Road         The Vermont Partnership, a business consulting firm
 Jericho, VT 05465       located in Jericho, Vermont since 1989. Formerly,
                         Director of The New England 1989-1996.
Edward A. Fox . . . .   Director of NELICO since 1996; Private Investor,
 RR Box 67-15            Harborside, ME. Formerly, Director of The New England
 Harborside, ME 04642    1994-1996; Dean of The Amos Tuck School of Business
                         Administration at Dartmouth College from 1990-1994.
George J. Goodman . .   Director of NELICO since 1996; Author, television
 Adam Smith's Money      journalist, and editor.
    World
 50th Floor Drill
    Capital
 General Motors
    Building
 767 Fifth Avenue
 New York, NY 10153
Dr. Paul E. Gray  . .   Director of NELICO since 1996; Chairman of the
 MIT                     Corporation of the Massachusetts Institute of
 77 Massachusetts        Technology (MIT) since 1990. Formerly, Director of The
    Avenue               New England 1973-1996.
 Cambridge, MA 02139
Dr. Evelyn E. Handler   Director of NELICO since 1996; Executive Director and
 California Academy of   Chief Executive Officer of the California Academy of
    Sciences             Sciences since 1994. Formerly, Director of The New
 Golden Gate Park        England 1987-1996; Research Fellow and an Associate of
 San Francisco, CA       the Graduate School of Education at Harvard University
    94118                and a Senior Fellow at The Carnegie Foundation for the
                         Advancement of Teaching, 1991-1994.
Philip K. Howard,
 Esq. . . . . . . . .   Director of NELICO since 1996; Partner of the law firm
 Howard, Darby & Levin   of Howard, Darby & Levin in New York City.
 1330 Avenue of the
    Americas
 New York, NY 10019
Harry P. Kamen  . . .   Director of NELICO since 1996; Chairman, President, and
 Metropolitan Life       Chief Executive Officer of Metropolitan Life Insurance
 One Madison Avenue      Company since 1995. Formerly, Chairman and CEO of
 New York, NY 10010      MetLife 1993-1995; Senior Executive Vice President
                         1991-1993.
Terence Lennon  . . .   Director of NELICO since 1996; Senior Vice President of
 Metropolitan Life       Metropolitan Life Insurance Company since 1994.
 One Madison Avenue      Formerly, Assistant Deputy Superintendent and Chief
 New York, NY 10010      Examiner of the New York Insurance Department
                         1984-1994.
Bernard A. Leventhal    Director of NELICO since 1996; Vice Chairman of the
 Burlington Industries   Board of Directors of Burlington Industries, Inc.
 1345 Avenue of the      Formerly, President of the Burlington Menswear
    Americas             Division since 1978. Corporate Group Vice President
 New York, NY 10105      since 1985 and Director since 1990.

  NAME AND PRINCIPAL                 PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                   DURING THE PAST FIVE YEARS
  ------------------                 -----------------------------
Thomas J. May . . . .   Director of NELICO since 1996; Chairman, President and
 Boston Edison Company   Chief Executive Officer of Boston Edison Company since
 800 Boylston Street     1994. Formerly, Director of The New England 1994-1996;
 Boston, MA 02199        President and Chief Operating Officer of Boston Edison
                         Co., 1993-1994; Executive Vice President 1990-1993.
Stewart G. Nagler . .   Director of NELICO since 1996; Senior Executive Vice
 Metropolitan Life       President and Chief Financial Officer of Metropolitan
 One Madison Avenue      Life Insurance Company since 1986.
 New York, NY 10010
Rand N. Stowell . . .   Director of NELICO since 1996; President of United
 United Timber Corp.     Timber Corp. of Dixfield, Maine. Formerly, Director of
 P.O. Box 650            The New England 1990-1996.
 Pine Street
 Dixfield, ME 04224
Alexander B.
 Trowbridge . . . . .   Director of NELICO since 1996; President of Trowbridge
 Trowbridge Partners     Partners, Inc. in Washington, D.C. Formerly, Director
  Inc.                   of The New England 1983-1996.
 1317 F Street, N.W.,
  Suite 500
 Washington, D.C.
  20004




                          EXECUTIVE OFFICERS OF NELICO
                            OTHER THAN DIRECTORS




                                    PRINCIPAL BUSINESS EXPERIENCE
        NAME                          DURING THE PAST FIVE YEARS
        ----                        -----------------------------
Robert A. Shafto . .   See Directors above.
David W. Allen . . .   Senior Vice President of NELICO since 1996. Formerly,
                        Senior Vice President 1994-1996; Vice President
                        1990-1994 of The New England.
James P. Bossert . .   Vice President and Controller of NELICO since 1996.
                        Formerly, Vice President and Controller 1993-1996; Vice
                        President 1991-1993 of The New England.
Thom A. Faria  . . .   President, Career Agency System (a business unit of
                        NELICO) since 1996. Formerly, Executive Vice President
                        in 1996; Senior Vice President, 1993- 1996; Vice
                        President, 1986-1993 of The New England.
Chester R. Frost . .   Senior Vice President and Treasurer of NELICO since
                        1996. Formerly, Senior Vice President since 1980 and
                        Treasurer since 1996 of The New England.
Anne M. Goggin . . .   Senior Vice President and Associate General Counsel of
                        NELICO since 1997. Formerly, Vice President and Counsel
                        of NELICO in 1996; Vice President and Counsel 1994-1996
                        and Second Vice President and Counsel 1988-1994 of The
                        New England.
Edward C. Hall . . .   President, New England Services (a business unit of
                        NELICO) since 1996. Formerly, President, New England
                        Services (a business unit of The New England)
                        1994-1996, Executive Vice President--Client Services,
                        1988 to 1994, of The New England.
Daniel D. Jordan . .   Second Vice President, Counsel and Secretary of NELICO
                        since 1996. Formerly, Counsel and Assistant Secretary
                        of The New England, 1985-1996.
Richard D. Keidan  .   Senior Vice President of NELICO since 1996. Formerly,
                        Vice President of Metropolitan Life 1994-1996 (Chief
                        Marketing Officer of MetLife Brokerage); Regional Sales
                        and Marketing Manager of Phoenix Home Life until 1994.
Alan C. Leland, Jr.    Senior Vice President of NELICO since 1996. Formerly,
                        Vice President of The New England 1984-1996.

                                     PRINCIPAL BUSINESS EXPERIENCE
         NAME                         DURING THE PAST FIVE YEARS
         ----                        -----------------------------
Bruce C. Long . . . .   President, New England Annuities (a business unit of
                         NELICO) since 1996. Formerly, President, New England
                         Annuities (a business unit of The New England)
                         1994-1996; Senior Vice President, New England
                         Annuities in 1994; Vice President, Keyport Life
                         Insurance 1992-1994; General Director, John Hancock
                         Insurance 1990-1992.
George J. Maloof  . .   Senior Vice President of NELICO since 1996. Formerly,
                         Vice President of The New England 1991-1996.
Eileen T. McCarthy  .   Senior Vice President of NELICO since 1996. Formerly,
                         Senior Vice President 1995-1996; Vice President
                         1989-1995 of The New England.
Thomas W. McConnell .   Senior Vice President of NELICO since 1996. Director,
                         Chief Executive Officer and President of New England
                         Securities Corporation since 1993. Formerly, National
                         Sales Manager of Alliance Fund Distributors in 1993;
                         National Sales Manager of Equitable Capital Securities
                         1992-1993.
Thomas W. Moore . . .   Senior Vice President of NELICO since 1996. Formerly,
                         Vice President of The New England 1990-1996.
Robert W. Powell  . .   President, Life Brokerage (a business unit of NELICO)
                         since 1996. Formerly, Officer-in-Charge of MetLife
                         Brokerage (a subsidiary of Metropolitan Life Insurance
                         Company) 1994-1996; Marketing Vice President
                         1988-1994.
Gregory A. Ross . . .   President, TNE Information Services (a business unit of
                         NELICO) since 1996. Formerly, President, TNE
                         Information Services (a business unit of The New
                         England) and Chief Information Officer of The New
                         England, 1994-1996; Senior Vice President and Chief
                         Information Officer 1993-1994; Vice President,
                         1991-1993 of The New England. President of TNE
                         Information Services, Inc.
Robert E. Schneider .   Executive Vice President and Chief Financial Officer of
                         NELICO since 1996. Formerly, Director, Executive Vice
                         President and Chief Financial Officer, 1993 to 1996;
                         Executive Vice President and Chief Financial Officer,
                         1990-1993, of The New England.
John G. Small, Jr.  .   Senior Vice President of NELICO since 1996. Formerly,
                         Senior Vice President of The New England 1990-1996.
Ellen D. Sullivan . .   Senior Vice President and Associate General Counsel of
                         NELICO since 1997. Formerly, Vice President and
                         Counsel of NELICO in 1996; Vice President and Counsel
                         1994-1996 and Second Vice President and Counsel
                         1985-1994 of The New England.
H. James Wilson . . .   Executive Vice President and General Counsel of NELICO
                         since 1996. Formerly, Executive Vice President and
                         General Counsel of The New England, 1993-1996; Senior
                         Vice President and General Counsel, 1992 to 1993,
                         Senior Vice President and Associate General Counsel,
                         1990 to 1992, of The New England.
John W. Wright  . . .   President, New England Employee Benefits Group (a
                         business unit of NELICO) since 1996. Formerly,
                         President, New England Employee Benefits Group (a
                         business unit of The New England), 1993-1996; Senior
                         Vice President of New England Employee Benefits Group,
                         1989-1993 of The New England.
Frederick K.
 Zimmermann . . . . .   Executive Vice President and Chief Investment Officer
                         of NELICO since 1996. Formerly, Executive Vice
                         President and Chief Investment Officer of The New
                         England 1993-1996; Senior Vice President--Investments,
                         1989 to 1993, of The New England.



  The principal business address for each of the directors and executive officers is the same as NELICO's except where indicated otherwise.

                                 VOTING RIGHTS

  NELICO is the legal owner of the Eligible Fund shares held in the Variable Account and has the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by applicable Federal securities law, NELICO will give you, as Policy Owner, the right to instruct NELICO how to vote the shares that are attributable to your Policy.

  The Policy Owners who are entitled to give voting instructions and the number of shares attributable to their Policies will be determined as of the record date for the meeting. All Eligible Fund shares held in any Sub-Account of the Variable Account, or in any other registered (or to the extent voting privileges are granted by the issuing insurance company, unregistered) separate account of NELICO or an affiliate, and for which timely instructions are not received, will be voted in the same proportion as (i) the aggregate cash value of policies giving instructions, respectively, to vote for, against, or withhold votes on a proposition, bears to (ii) the total cash value in that Sub-Account for all policies for which voting instructions are received. No voting privileges apply with respect to cash value removed from the Variable Account as a result of a Policy loan. All Zenith Fund shares held by the general account (or any unregistered separate account for which voting privileges were not extended) of NELICO or its affiliates will be voted in the same proportion as the total of
(i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any of the Eligible Funds, or differences in voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Board of Trustees will have an obligation to determine what action should be taken, including the removal of the affected Sub-Accounts from the Eligible Fund(s), if necessary. If NELICO believes any Eligible Fund action is insufficient, NELICO will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that NELICO may be unable to remedy.

  If required by state insurance authorities, NELICO may disregard voting instructions if they would require that shares be voted to cause a change in the investment objectives of the portfolios of the Eligible Funds or to approve or disapprove an investment advisory or underwriting contract for a portfolio. In addition, NELICO may disregard voting instructions in favor of changes, initiated by a Policy Owner or an Eligible Fund's Board of Trustees, in the investment policy, investment adviser or principal underwriter of the Eligible Fund portfolio if NELICO (i) reasonably disapproves of the changes and (ii) in the case of a change in investment policy or investment adviser, makes a good faith determination that the proposed change is contrary to state law or is prohibited by state regulatory authorities or that the change would be inconsistent with a Sub-Account's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of NELICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the Sub-Account. If NELICO does disregard voting instructions, a summary of that action and the reasons for it will be included in the next semiannual report to Policy Owners.


                           RIGHTS RESERVED BY NELICO

  NELICO and its affiliates may change the voting procedures described above, and may vote Eligible Fund shares in their own right without instructions from Policy Owners, if the applicable Federal securities laws or regulations or interpretations of them change. NELICO also reserves the right: (1) to create new investment accounts; (2) to combine any two or more separate investment accounts, including the Variable Account; (3) to invest some or all of the assets of the Variable Account other than in the Zenith Fund; (4) to invest some or all of the assets of the Variable Account in any other investment company chosen by NELICO; (5) to remove a portfolio in which the Sub-Account is invested or to substitute a different portfolio; (6) to operate the Variable Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law; and (7) to deregister the Variable Account under the Investment Company Act of 1940 if registration is no longer required. NELICO will exercise these rights in accordance with applicable law, including approval of Policy

Owners if required. NELICO will notify you if exercise of any of these rights would result in a material change in the Variable Account or its investments.


                               TOLL-FREE NUMBERS

  For information about historical values of the Variable Account Sub-Accounts, call the toll-free number 1-800-333-2501.

  For Sub-Account transfers or premium reallocations, call the toll-free number 1-800-200-2214.

  To request a copy of the Statement of Additional Information for the New England Zenith Fund, call the toll-free number 1-800-356-5015.

  You may also call our Client TeleService Center toll-free at 1-800-388-4000 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Dollar Cost Averaging, Asset Reallocation or Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other types of Policy changes, please contact your registered representative.


                                    REPORTS

  NELICO will send you a statement at least annually showing your Policy's death benefit, cash value and any outstanding Policy loan balance. NELICO will also confirm Policy loans, sub-account transfers, lapses, surrenders and other Policy transactions.

  You will be sent semiannual reports containing the financial statements of the Variable Account and the Eligible Funds.


                             ADVERTISING PRACTICES

  NELICO may from time to time receive endorsements of the Policies from professional organizations. NELICO may refer to or use such endorsements in advertisements or sales material for the Policies. NELICO may also pay the professional organization making the endorsement for the use of its customer or mailing lists in order to distribute promotional materials regarding the Policies. An endorsement of the Policies by a third party is not necessarily indicative of the future performance or results which may be obtained by persons who purchase the Policies. From time to time, articles discussing the Variable Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc.) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. References to, reprints or portions of reprints of such articles or rankings may be used by NELICO as sales literature or advertising material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

  Articles and releases, developed by NELICO, the Eligible Funds and other parties, about the Variable Account or the Eligible Funds regarding individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volume and asset levels, and other characteristics may appear in various publications. References to or reprints of such articles may be used in promotional literature for the Policies or the Variable Account. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The reference may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Policies and the Variable Account may refer to historical, current and prospective economic trends.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Policy Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this prospectus have been passed on by H. James Wilson, General Counsel of NELICO. Sutherland, Asbill & Brennan, L.L.P., of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.


                             REGISTRATION STATEMENT

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.


                                    EXPERTS


  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") (formerly New England Variable Life Insurance Company) and the consolidated financial statements of NELICO and subsidiaries as of and for the year ended December 31, 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to NELICO, includes an explanatory paragraph referring to the change in the basis of accounting and the change in corporate organization), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The adjustments that were applied to restate the 1995 and 1994 financial statements to reflect the effects of the changes for adoption of generally accepted accounting principles and the changes in corporate organization have also been audited by Deloitte & Touche LLP.

  The statutory balance sheets of New England Variable Life Insurance Company and New England Pension and Annuity Company as of December 31, 1995, and the related statutory statements of operations, surplus, and cash flows for each of the two years in the period ended December 31, 1995 (not included herein), have been incorporated herein in reliance on the reports (which reports include adverse opinions as to generally accepted accounting principles and unqualified opinions as to statutory accounting practices prescribed or permitted by the Insurance Department of the State of Delaware) of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing. The statutory balance sheet of Exeter Reassurance Company, Ltd. as at December 31, 1995, and the related statutory statements of income, capital and surplus, and cash flows for the year then ended (not included herein), have been incorporated herein in reliance on the report (which report includes an adverse opinion as to generally accepted accounting principles and an unqualified opinion as to conformity with The Insurance Act 1978, amendments thereto and related regulations) of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The consolidated statement of financial condition of New England Securities Corporation as of December 31, 1995, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended (not included herein); the balance sheet of TNE Advisers, Inc. as of December 31, 1995, and the related statements of operations, changes in shareholder's equity (deficit), and cash flows for the year ended December 31, 1995 and for the period August 26, 1994 (commencement of operations) through December 31, 1994 (not included herein), have been incorporated herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing. The balance sheet of Newbury Insurance Company, Limited as of December 31, 1995, and the related statements of earnings and retained earnings, and cash flows for the years ended December 31, 1995 and 1994 (not included herein), have been incorporated herein in reliance on the reports of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The statements of operations and changes in net assets of New England Variable Life Separate Account for the periods ended December 31, 1995 and 1994, have been incorporated herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

  Actuarial matters included in this prospectus have been examined by Rodney J. Chandler, F.S.A., M.A.A.A., Second Vice President and Actuary of NELICO, as stated in his opinion filed as an exhibit to the Registration Statement.

                                  APPENDIX A:

                        ILLUSTRATIONS OF DEATH BENEFITS,
             CASH VALUES, NET CASH VALUES AND ACCUMULATED PREMIUMS

  The tables in Appendix A illustrate the way the Policies operate. They show how the death benefit, net cash value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $50,000 and also show the initial death benefit based on that premium. The insureds are assumed to be in the standard nonsmoker underwriting class. Values are first given based on current Policy charges and then based on guaranteed Policy charges. (See "Charges and Expenses.") The issue ages represented in the illustrations are age 70 or less; if an issue age were over age 70, the death benefit, net cash value and cash value in the illustrations based on current Policy charges would be lower, all other things being equal, because the current cost of insurance charge under the Policy increases for issue ages over 70. These tables may assist in the comparison of death benefits, net cash values and cash values for the Policies with those under other variable life insurance policies that may be issued by NELICO or other companies.

  Death benefits, net cash values and cash values for a Policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if the initial premium was paid in another amount, or additional payments were made. They would also be different depending on the allocation of cash value among the Variable Account's Sub-Accounts, if the actual gross rate of return for all Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Sub-Accounts. They would also differ if any Policy loan or partial surrender were made during the period of time illustrated, or if the insured were in another risk class.

  The death benefits, net cash values and cash values shown in the tables reflect a Monthly Deduction (consisting of an administrative charge, a charge for the cost of insurance, a mortality and expense risk charge, and, during the first ten Policy Years, a sales charge and state premium tax charge) from cash value on each Monthly Deduction Date. (Because an initial premium of $50,000 has been assumed for purposes of these illustrations, no Monthly Maintenance Charge is reflected in the illustrations. If an initial premium of less than $50,000 had been assumed, a $2.50 Monthly Maintenance Charge would apply.) The net cash values shown in the tables reflect the fact that a Surrender Charge (consisting of a deferred sales charge) is deducted from cash value upon surrender or lapse during the first nine Policy Years. (See "Charges and Expenses.") The illustrations are based on an average of the investment advisory fees and operating expenses incurred by the Eligible Funds, at an annual rate of .79% of the average daily net assets of the Eligible Funds. This average reflects voluntary expense cap and expense deferral arrangements between TNE Advisers and the Zenith Fund, under which TNE Advisers bears operating expenses of the Zenith Fund that exceed certain amounts. TNE Advisers could terminate the expense cap and expense deferral arrangements at any time. If TNE Advisers terminates these arrangements, the values illustrated on the following pages could be less. (See "Charges and Expenses.")

  Taking account of the average investment advisory fee and operating expenses of the Eligible Funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -.79%, 5.17%, and 11.12%, respectively. (See "Net Investment Experience.")

  The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash values and cash values illustrated. (See "Charge for NELICO's Income Taxes.")

  The second column of each table shows the amount which would accumulate if the initial premium of $50,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

  The internal rate of return on net cash value is equivalent to an interest rate (after taxes) at which an amount equal to the initial premium could have been invested outside the Policy to arrive at the net cash value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the initial premium could have been invested outside the Policy to arrive at the death benefit of the Policy. The internal rate of return is compounded annually.

  NELICO will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, NELICO will also furnish upon request an illustration for a Policy which is not affected by the sex of the insured.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 50

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $129,122 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.




          INITIAL           DEATH BENEFIT               NET CASH VALUE                CASH VALUE
          PREMIUM       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL
        ACCUMULATED         GROSS ANNUAL                 GROSS ANNUAL                GROSS ANNUAL
END OF     AT 5%          RATE OF RETURN OF           RATE OF RETURN OF           RATE OF RETURN OF
POLICY   INTEREST    ---------------------------  --------------------------  --------------------------
 YEAR    PER YEAR      0%       6%        12%       0%      6%        12%       0%      6%        12%
------  -----------  -------  -------  ---------  ------  -------  ---------  ------  -------  ---------
   1       52,500    121,586  128,890    136,182  44,452   47,363     50,269  48,452   51,363     54,269
   2       55,125    114,221  128,356    143,291  42,952   48,763     54,902  46,952   52,763     58,902
   3       57,881    107,337  127,867    150,820  41,999   50,701     60,431  45,499   54,201     63,931
   4       60,775    100,905  127,427    158,804  41,090   52,678     66,389  44,090   55,678     69,389
   5       63,814     94,897  127,039    167,278  40,225   54,696     72,812  42,725   57,196     75,312

   6       67,005     89,285  126,706    176,278  39,402   56,755     79,742  41,402   58,755     81,742
   7       70,355     84,040  126,427    185,842  38,621   58,856     87,221  40,121   60,356     88,721
   8       73,873     79,135  126,200    196,003  37,879   61,002     95,295  38,879   62,002     96,295
   9       77,566     74,548  126,027    206,808  37,175   63,191    104,016  37,675   63,691    104,516
  10       81,445     70,258  125,911    218,306  36,509   65,428    113,439  36,509   65,428    113,439

  15      103,946     55,083  132,148    301,694  32,634   78,293    178,743  32,634   78,293    178,743
  20      132,665     50,000  140,817    423,313  29,171   93,688    281,638  29,171   93,688    281,638
  25      169,318     50,000  152,615    604,095  26,076  112,111    443,768  26,076  112,111    443,768
  30      216,097     50,000  168,702    879,288  23,309  134,156    699,230  23,309  134,156    699,230
  35      275,801     50,000  189,513  1,300,621  20,835  160,536  1,101,752  20,835  160,536  1,101,752
        INTERNAL RATE OF RETURN    INTERNAL RATE OF RETURN
           ON NET CASH VALUE          ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL      ASSUMING HYPOTHETICAL
             GROSS ANNUAL               GROSS ANNUAL
END OF     RATE OF RETURN OF          RATE OF RETURN OF
POLICY  ------------------------  ------------------------
 YEAR     0%        6%      12%     0%       6%        12%
------  --------  -------  -----  -------  -------  ---------
   1    (11.10)   (5.27)    .54   143.17   157.78    172.36
   2     (7.32)   (1.24)   4.79    51.14    60.22     69.29
   3     (5.65)     .47    6.52    29.00    36.75     44.49
   4     (4.79)    1.31    7.34    19.19    26.35     33.50
   5     (4.26)    1.81    7.81    13.67    20.50     27.32

   6     (3.89)    2.13    8.09    10.15    16.76     23.37
   7     (3.62)    2.36    8.27     7.70    14.17     20.63
   8     (3.41)    2.52    8.40     5.91    12.27     18.62
   9     (3.24)    2.64    8.48     4.54    10.82     17.09
  10     (3.10)    2.73    8.54     3.46     9.68     15.88

  15     (2.80)    3.03    8.86      .65     6.69     12.73
  20     (2.66)    3.19    9.03        0     5.31     11.27
  25     (2.57)    3.28    9.13        0     4.56     10.48
  30     (2.51)    3.34    9.19        0     4.14     10.03
  35     (2.47)    3.39    9.24        0     3.88      9.76



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 50

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $129,122 INITIAL DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.





          INITIAL          DEATH BENEFIT            NET CASH VALUE             CASH VALUE            INTERNAL RATE OF RETURN
          PREMIUM      ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL         ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%         RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST    -------------------------  -----------------------  -----------------------  -----------------------------
 YEAR    PER YEAR      0%       6%       12%      0%      6%      12%      0%      6%      12%       0%          6%        12%
------  -----------  -------  -------  -------  ------  ------  -------  ------  ------  -------  ----------  ---------  -------
   1       52,500    121,167  128,451  135,723  44,285  47,188   50,086  48,285  51,188   54,086   (11.43)     (5.62)      .17
   2       55,125    113,401  127,445  142,284  42,615  48,388   54,488  46,615  52,388   58,488    (7.68)     (1.62)     4.39
   3       57,881    106,133  126,448  149,163  41,488  50,099   59,728  44,988  53,599   63,228    (6.03)       .07      6.11
   4       60,775     99,329  125,457  156,373  40,401  51,818   65,326  43,401  54,818   68,326    (5.19)       .90      6.91
   5       63,814     92,962  124,474  163,933  39,354  53,541   71,306  41,854  56,041   73,806    (4.68)      1.38      7.36

   6       67,005     87,002  123,498  171,857  38,344  55,268   77,692  40,344  57,268   79,692    (4.33)      1.68      7.62
   7       70,355     81,425  122,530  180,165  37,372  56,996   84,511  38,872  58,496   86,011    (4.07)      1.89      7.79
   8       73,873     76,204  121,570  188,875  36,439  58,727   91,793  37,439  59,727   92,793    (3.88)      2.03      7.89
   9       77,566     71,318  120,617  198,007  35,543  60,457   99,568  36,043  60,957  100,068    (3.72)      2.13      7.95
  10       81,445     66,746  119,671  207,579  34,683  62,185  107,865  34,683  62,185  107,865    (3.59)      2.20      7.99

  15      103,946     50,000  118,856  271,548  29,328  70,418  160,882  29,328  70,418  160,882    (3.49)      2.31      8.10
  20      132,665     50,000  118,044  355,247  23,335  78,537  236,353  23,335  78,537  236,353    (3.74)      2.28      8.08
  25      169,318     50,000  117,226  464,738  14,101  86,114  341,396  14,101  86,114  341,396    (4.94)      2.20      7.99
  30      216,097     50,000  116,417  608,041       0  92,577  483,528       0  92,577  483,528      --        2.07      7.86
  35      275,801     50,000  115,608  795,556       0  97,931  673,912       0  97,931  673,912      --        1.94      7.71

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     142.33    156.90     171.45
   2      50.60     59.65      68.69
   3      28.52     36.24      43.96
   4      18.72     25.86      32.98
   5      13.21     20.01      26.81

   6       9.67     16.26      22.85
   7       7.21     13.66      20.10
   8       5.41     11.75      18.07
   9       4.02     10.28      16.52
  10       2.93      9.12      15.30

  15          0      5.94      11.94
  20          0      4.39      10.30
  25          0      3.47       9.33
  30          0      2.86       8.68
  35          0      2.42       8.23



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 50

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $145,611 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.




          INITIAL           DEATH BENEFIT               NET CASH VALUE                CASH VALUE
          PREMIUM       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL
        ACCUMULATED         GROSS ANNUAL                 GROSS ANNUAL                GROSS ANNUAL
END OF     AT 5%          RATE OF RETURN OF           RATE OF RETURN OF           RATE OF RETURN OF
POLICY   INTEREST    ---------------------------  --------------------------  --------------------------
 YEAR    PER YEAR      0%       6%        12%       0%      6%        12%       0%      6%        12%
------  -----------  -------  -------  ---------  ------  -------  ---------  ------  -------  ---------
   1       52,500    137,136  145,375    153,599  44,452   47,363     50,269  48,452   51,363     54,269
   2       55,125    128,844  144,789    161,636  42,952   48,763     54,902  46,952   52,763     58,902
   3       57,881    121,083  144,242    170,135  41,999   50,701     60,431  45,499   54,201     63,931
   4       60,775    113,820  143,735    179,129  41,090   52,678     66,389  44,090   55,678     69,389
   5       63,814    107,018  143,265    188,643  40,225   54,696     72,812  42,725   57,196     75,312

   6       67,005    100,646  142,829    198,709  39,402   56,755     79,742  41,402   58,755     81,742
   7       70,355     94,671  142,420    209,351  38,621   58,856     87,221  40,121   60,356     88,721
   8       73,873     89,062  142,031    220,590  37,879   61,002     95,295  38,879   62,002     96,295
   9       77,566     83,791  141,653    232,450  37,175   63,191    104,016  37,675   63,691    104,516
  10       81,445     78,840  141,290    244,972  36,509   65,428    113,439  36,509   65,428    113,439

  15      103,946     61,083  146,543    334,558  32,634   78,293    178,743  32,634   78,293    178,743
  20      132,665     50,000  153,627    461,823  29,171   93,688    281,638  29,171   93,688    281,638
  25      169,318     50,000  162,889    644,764  26,076  112,111    443,768  26,076  112,111    443,768
  30      216,097     50,000  176,118    917,943  23,309  134,156    699,230  23,309  134,156    699,230
  35      275,801     50,000  194,153  1,332,469  20,835  160,536  1,101,752  20,835  160,536  1,101,752

           INTERNAL RATE OF RETURN        INTERNAL RATE OF RETURN
              ON NET CASH VALUE               ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF        ANNUAL RATE OF RETURN OF
POLICY  ----------------------------    ----------------------------
 YEAR      0%          6%        12%       0%        6%        12%
------  ----------  ---------  -------  --------  --------  ----------
   1     (11.10)     (5.27)      .54     174.27    190.75     207.20
   2      (7.32)     (1.24)     4.79      60.53     70.17      79.80
   3      (5.65)       .47      6.52      34.29     42.36      50.41
   4      (4.79)      1.31      7.34      22.83     30.21      37.58
   5      (4.26)      1.81      7.81      16.44     23.43      30.42

   6      (3.89)      2.13      8.09      12.37     19.12      25.86
   7      (3.62)      2.36      8.27       9.55     16.13      22.70
   8      (3.41)      2.52      8.40       7.48     13.94      20.39
   9      (3.24)      2.64      8.48       5.90     12.27      18.62
  10      (3.10)      2.73      8.54       4.66     10.95      17.22

  15      (2.80)      3.03      8.86       1.34      7.43      13.51
  20      (2.66)      3.19      9.03          0      5.77      11.76
  25      (2.57)      3.28      9.13          0      4.84      10.77
  30      (2.51)      3.34      9.19          0      4.29      10.19
  35      (2.47)      3.39      9.24          0      3.95       9.83



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 50

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $145,611 INITIAL DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.





          INITIAL          DEATH BENEFIT             NET CASH VALUE              CASH VALUE
          PREMIUM      ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL
        ACCUMULATED        GROSS ANNUAL               GROSS ANNUAL              GROSS ANNUAL
END OF     AT 5%         RATE OF RETURN OF         RATE OF RETURN OF         RATE OF RETURN OF
POLICY   INTEREST    -------------------------  ------------------------  ------------------------
 YEAR    PER YEAR      0%       6%       12%      0%      6%       12%      0%      6%       12%
------  -----------  -------  -------  -------  ------  -------  -------  ------  -------  -------
   1       52,500    136,637  144,851  153,052  44,276   47,178   50,075  48,276   51,178   54,075
   2       55,125    127,881  143,719  160,453  42,601   48,373   54,471  46,601   52,373   58,471
   3       57,881    119,685  142,594  168,211  41,473   50,082   59,708  44,973   53,582   63,208
   4       60,775    112,014  141,479  176,344  40,391   51,804   65,310  43,391   54,804   68,310
   5       63,814    104,835  140,372  184,870  39,354   53,541   71,306  41,854   56,041   73,806

   6       67,005     98,116  139,274  193,810  38,362   55,293   77,727  40,362   57,293   79,727
   7       70,355     91,828  138,185  203,183  37,416   57,062   84,607  38,916   58,562   86,107
   8       73,873     85,943  137,106  213,010  36,517   58,852   91,986  37,517   59,852   92,986
   9       77,566     80,436  136,035  223,313  35,666   60,665   99,908  36,166   61,165  100,408
  10       81,445     75,281  134,972  234,114  34,861   62,502  108,412  34,861   62,502  108,412

  15      103,946     55,842  134,064  306,271  29,835   71,626  163,630  29,835   71,626  163,630
  20      132,665     50,000  133,162  400,682  24,988   81,207  244,352  24,988   81,207  244,352
  25      169,318     50,000  132,250  524,165  18,712   91,023  360,764  18,712   91,023  360,764
  30      216,097     50,000  131,336  685,718   7,862  100,043  522,336   7,862  100,043  522,336
  35      275,801     50,000  130,418  897,078       0  107,836  741,748       0  107,836  741,748

           INTERNAL RATE OF RETURN        INTERNAL RATE OF RETURN
              ON NET CASH VALUE               ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF        ANNUAL RATE OF RETURN OF
POLICY  ----------------------------    ----------------------------
 YEAR      0%          6%        12%       0%        6%        12%
------  ----------  ---------  -------  --------  --------  ----------
   1     (11.45)     (5.64)      .15     173.27    189.70     206.10
   2      (7.69)     (1.64)     4.38      59.93     69.54      79.14
   3      (6.04)       .05      6.09      33.77     41.81      49.84
   4      (5.20)       .89      6.91      22.34     29.70      37.04
   5      (4.68)      1.38      7.36      15.96     22.93      29.89

   6      (4.32)      1.69      7.63      11.89     18.62      25.33
   7      (4.06)      1.91      7.80       9.07     15.63      22.18
   8      (3.85)      2.06      7.92       7.01     13.44      19.86
   9      (3.68)      2.17      7.99       5.42     11.76      18.09
  10      (3.54)      2.26      8.05       4.18     10.44      16.69

  15      (3.38)      2.43      8.22        .74      6.80      12.84
  20      (3.41)      2.45      8.26          0      5.02      10.97
  25      (3.86)      2.43      8.23          0      3.97       9.86
  30      (5.98)      2.34      8.13          0      3.27       9.12
  35         --       2.22      8.01          0      2.78       8.60



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 70

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $75,013 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.





          INITIAL         DEATH BENEFIT             NET CASH VALUE              CASH VALUE            INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL          ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL              GROSS ANNUAL         ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF         RATE OF RETURN OF        ANNUAL RATE OF RETURN OF
POLICY   INTEREST    ------------------------  ------------------------  ------------------------  ----------------------------
 YEAR    PER YEAR      0%      6%       12%      0%      6%       12%      0%      6%       12%       0%          6%        12%
------  -----------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ----------  ---------  -------
   1       52,500    71,284   75,567   79,842  44,452   47,363   50,269  48,452   51,363   54,269   (11.10)     (5.27)      .54
   2       55,125    67,664   76,038   84,885  42,952   48,763   54,902  46,952   52,763   58,902    (7.32)     (1.24)     4.79
   3       57,881    64,278   76,573   90,318  41,999   50,701   60,431  45,499   54,201   63,931    (5.65)       .47      6.52
   4       60,775    61,116   77,179   96,184  41,090   52,678   66,389  44,090   55,678   69,389    (4.79)      1.31      7.34
   5       63,814    58,161   77,860  102,522  40,225   54,696   72,812  42,725   57,196   75,312    (4.26)      1.81      7.81

   6       67,005    55,396   78,614  109,371  39,402   56,755   79,742  41,402   58,755   81,742    (3.89)      2.13      8.09
   7       70,355    52,805   79,438  116,769  38,621   58,856   87,221  40,121   60,356   88,721    (3.62)      2.36      8.27
   8       73,873    50,369   80,325  124,754  37,879   61,002   95,295  38,879   62,002   96,295    (3.41)      2.52      8.40
   9       77,566    50,000   81,272  133,366  37,175   63,191  104,016  37,675   63,691  104,516    (3.24)      2.64      8.48
  10       81,445    50,000   82,276  142,651  36,509   65,428  113,439  36,509   65,428  113,439    (3.10)      2.73      8.54

  15      103,946    50,000   92,425  211,006  32,634   78,293  178,743  32,634   78,293  178,743    (2.80)      3.03      8.86
  20      132,665    50,000  105,513  317,184  29,171   93,688  281,638  29,171   93,688  281,638    (2.66)      3.19      9.03
  25      169,318    50,000  120,171  475,675  26,076  112,111  443,768  26,076  112,111  443,768    (2.57)      3.28      9.13

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     42.57     51.13      59.68
   2     16.33     23.32      30.30
   3      8.73     15.27      21.79
   4      5.15     11.46      17.77
   5      3.07      9.26      15.44

   6      1.72      7.83      13.93
   7       .78      6.84      12.88
   8       .09      6.10      12.11
   9         0      5.55      11.52
  10         0      5.11      11.05

  15         0      4.18      10.07
  20         0      3.80       9.68
  25         0      3.57       9.43



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                               MALE ISSUE AGE 70

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $75,013 INITIAL DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.




          INITIAL         DEATH BENEFIT           NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED       GROSS ANNUAL             GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF        RATE OF RETURN OF        RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST    -----------------------  -----------------------  -----------------------  ----------------------------
 YEAR    PER YEAR      0%      6%      12%      0%      6%      12%      0%      6%      12%       0%        6%       12%
------  -----------  ------  ------  -------  ------  ------  -------  ------  ------  -------  ---------  --------  -------
   1       52,500    70,329  74,561   78,786  43,803  46,679   49,551  47,803  50,679   53,551   (12.39)    (6.64)    (.90)
   2       55,125    65,816  73,974   82,595  41,670  47,331   53,313  45,670  51,331   57,313    (8.71)    (2.71)    3.26
   3       57,881    61,591  73,391   86,588  40,096  48,449   57,790  43,596  51,949   61,290    (7.09)    (1.04)    4.94
   4       60,775    57,637  72,812   90,773  38,580  49,528   62,485  41,580  52,528   65,485    (6.28)     (.24)    5.73
   5       63,814    53,936  72,238   95,162  37,121  50,566   67,406  39,621  53,066   69,906    (5.78)      .23     6.16

   6       67,005    50,473  71,668   99,762  35,722  51,564   72,561  37,722  53,564   74,561    (5.45)      .51     6.40
   7       70,355    50,000  71,103  104,587  34,303  52,524   77,964  35,803  54,024   79,464    (5.24)      .71     6.55
   8       73,873    50,000  70,543  109,645  32,689  53,451   83,633  33,689  54,451   84,633    (5.17)      .84     6.64
   9       77,566    50,000  69,988  114,949  30,828  54,349   89,584  31,328  54,849   90,084    (5.23)      .93     6.69
  10       81,445    50,000  69,438  120,511  28,654  55,218   95,833  28,654  55,218   95,833    (5.42)     1.00     6.72

  15      103,946    50,000  68,955  157,675   6,794  58,412  133,566   6,794  58,412  133,566   (12.46)     1.04     6.77
  20      132,665    50,000  68,480  206,328       0  60,805  183,205       0  60,805  183,205      --        .98     6.71
  25      169,318    50,000  68,041  270,122       0  63,477  252,003       0  63,477  252,003      --        .96     6.68

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     40.66     49.12      57.57
   2     14.73     21.63      28.53
   3      7.20     13.65      20.09
   4      3.62      9.85      16.08
   5      1.53      7.64      13.74

   6       .16      6.18      12.20
   7         0      5.16      11.12
   8         0      4.40      10.31
   9         0      3.81       9.69
  10         0      3.34       9.20

  15         0      2.17       7.96
  20         0      1.58       7.34
  25         0      1.24       6.98



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 70

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $81,811 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.




          INITIAL         DEATH BENEFIT             NET CASH VALUE              CASH VALUE            INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL          ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL              GROSS ANNUAL         ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF         RATE OF RETURN OF        ANNUAL RATE OF RETURN OF
POLICY   INTEREST    ------------------------  ------------------------  ------------------------  ----------------------------
 YEAR    PER YEAR      0%      6%       12%      0%      6%       12%      0%      6%       12%       0%          6%        12%
------  -----------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ----------  ---------  -------
   1       52,500    77,454   82,107   86,752  44,452   47,363   50,269  48,452   51,363   54,269   (11.10)     (5.27)      .54
   2       55,125    73,205   82,265   91,837  42,952   48,763   54,902  46,952   52,763   58,902    (7.32)     (1.24)     4.79
   3       57,881    69,235   82,477   97,282  41,999   50,701   60,431  45,499   54,201   63,931    (5.65)       .47      6.52
   4       60,775    65,530   82,753  103,130  41,090   52,678   66,389  44,090   55,678   69,389    (4.79)      1.31      7.34
   5       63,814    62,077   83,102  109,424  40,225   54,696   72,812  42,725   57,196   75,312    (4.26)      1.81      7.81

   6       67,005    58,857   83,525  116,203  39,402   56,755   79,742  41,402   58,755   81,742    (3.89)      2.13      8.09
   7       70,355    55,850   84,019  123,504  38,621   58,856   87,221  40,121   60,356   88,721    (3.62)      2.36      8.27
   8       73,873    53,037   84,581  131,363  37,879   61,002   95,295  38,879   62,002   96,295    (3.41)      2.52      8.40
   9       77,566    50,401   85,205  139,820  37,175   63,191  104,016  37,675   63,691  104,516    (3.24)      2.64      8.48
  10       81,445    50,000   85,893  148,922  36,509   65,428  113,439  36,509   65,428  113,439    (3.10)      2.73      8.54

  15      103,946    50,000   94,688  216,173  32,634   78,293  178,743  32,634   78,293  178,743    (2.80)      3.03      8.86
  20      132,665    50,000  106,516  320,202  29,171   93,688  281,638  29,171   93,688  281,638    (2.66)      3.19      9.03
  25      169,318    50,000  120,327  476,291  26,076  112,111  443,768  26,076  112,111  443,768    (2.57)      3.28      9.13

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     54.91     64.21      73.50
   2     21.00     28.27      35.53
   3     11.46     18.16      24.84
   4      7.00     13.42      19.84
   5      4.42     10.70      16.96

   6      2.76      8.93      15.09
   7      1.59      7.70      13.79
   8       .74      6.79      12.83
   9       .09      6.10      12.10
  10         0      5.56      11.53

  15         0      4.35      10.25
  20         0      3.85       9.73
  25         0      3.58       9.43



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             SINGLE INSURED POLICY

                              FEMALE ISSUE AGE 70

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $81,811 INITIAL DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.




          INITIAL         DEATH BENEFIT                                         CASH VALUE           INTERNAL RATE OF RETURN
          PREMIUM     ASSUMING HYPOTHETICAL    NET CASH VALUE ASSUMING     ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED       GROSS ANNUAL        HYPOTHETICAL GROSS ANNUAL        GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF          RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST    -----------------------  --------------------------  -----------------------  ----------------------------
 YEAR    PER YEAR      0%      6%      12%      0%       6%       12%       0%      6%      12%       0%        6%       12%
------  -----------  ------  ------  -------  -------  -------  --------  ------  ------  -------  ---------  --------  -------
   1       52,500    76,731  81,346   85,954  44,000   46,887    49,769   48,000  50,887   53,769   (12.00)    (6.23)    (.46)
   2       55,125    71,810  80,708   90,110  42,057   47,764    53,794   46,057  51,764   57,794    (8.29)    (2.26)    3.72
   3       57,881    67,203  80,073   94,466  40,663   49,121    58,580   44,163  52,621   62,080    (6.66)     (.59)    5.42
   4       60,775    62,890  79,443   99,032  39,314   50,451    63,631   42,314  53,451   66,631    (5.83)      .22     6.21
   5       63,814    58,854  78,817  103,818  38,007   51,747    68,954   40,507  54,247   71,454    (5.34)      .69     6.64

   6       67,005    55,077  78,196  108,835  36,743   53,006    74,560   38,743  55,006   76,560    (5.00)      .98     6.89
   7       70,355    51,541  77,580  114,096  35,526   54,230    80,463   37,026  55,730   81,963    (4.77)     1.17     7.03
   8       73,873    50,000  76,969  119,612  34,334   55,422    86,681   35,334  56,422   87,681    (4.59)     1.30     7.12
   9       77,566    50,000  76,363  125,396  33,026   56,582    93,235   33,526  57,082   93,735    (4.50)     1.38     7.17
  10       81,445    50,000  75,762  131,460  31,545   57,711   100,138   31,545  57,711  100,138    (4.50)     1.44     7.19

  15      103,946    50,000  75,233  171,980  17,389   62,206   142,202   17,389  62,206  142,202    (6.80)     1.47     7.22
  20      132,665    50,000  74,710  225,018       0   65,712   197,918        0  65,712  197,918       --      1.38     7.12
  25      169,318    50,000  74,219  294,532       0   69,151   274,420        0  69,151  274,420       --      1.31     7.05

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     53.46     62.69      71.91
   2     19.84     27.05      34.25
   3     10.36     17.00      23.62
   4      5.90     12.27      18.63
   5      3.31      9.53      15.73

   6      1.62      7.74      13.84
   7       .43      6.48      12.51
   8         0      5.54      11.52
   9         0      4.82      10.76
  10         0      4.24      10.15

  15         0      2.76       8.58
  20         0      2.03       7.81
  25         0      1.59       7.35



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              LAST SURVIVOR POLICY

                               MALE ISSUE AGE 65

                              FEMALE ISSUE AGE 60

                              (JOINT EQUAL AGE 63)

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $114,909 INITIAL DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.




          INITIAL           DEATH BENEFIT               NET CASH VALUE                CASH VALUE
          PREMIUM       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL       ASSUMING HYPOTHETICAL
        ACCUMULATED         GROSS ANNUAL                 GROSS ANNUAL                GROSS ANNUAL
END OF     AT 5%          RATE OF RETURN OF           RATE OF RETURN OF           RATE OF RETURN OF
POLICY   INTEREST    ---------------------------  --------------------------  --------------------------
 YEAR    PER YEAR      0%       6%        12%       0%      6%        12%       0%      6%        12%
------  -----------  -------  -------  ---------  ------  -------  ---------  ------  -------  ---------
   1       52,500    107,901  114,384    120,855  44,658   47,581     50,499  48,658   51,581     54,499
   2       55,125    100,988  113,486    126,691  43,325   49,182     55,370  47,325   53,182     59,370
   3       57,881     94,516  112,596    132,809  42,499   51,298     61,135  45,999   54,798     64,635
   4       60,775     88,459  111,711    139,222  41,679   53,424     67,319  44,679   56,424     70,319
   5       63,814     82,822  110,877    145,999  40,883   55,578     73,975  43,383   58,078     76,475

   6       67,005     77,605  110,133    153,224  40,124   57,780     81,170  42,124   59,780     83,170
   7       70,355     72,775  109,483    160,937  39,402   60,033     88,952  40,902   61,533     90,452
   8       73,873     68,305  108,931    169,186  38,715   62,336     97,371  39,715   63,336     98,371
   9       77,566     64,170  108,485    178,026  38,062   64,693    106,483  38,562   65,193    106,983
  10       81,445     60,350  108,156    187,527  37,443   67,104    116,349  37,443   67,104    116,349

  15      103,946     50,000  113,563    259,270  33,806   81,106    185,170  33,806   81,106    185,170
  20      132,665     50,000  123,152    370,218  30,523   98,031    294,699  30,523   98,031    294,699
  25      169,318     50,000  137,951    546,062  27,558  118,486    469,015  27,558  118,486    469,015
  30      216,097     50,000  157,448    820,649  24,881  143,210    746,440  24,881  143,210    746,440
  35      275,801     50,000  178,645  1,226,063  22,464  173,094  1,187,963  22,464  173,094  1,187,963

           INTERNAL RATE OF RETURN        INTERNAL RATE OF RETURN
              ON NET CASH VALUE               ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF        ANNUAL RATE OF RETURN OF
POLICY  ----------------------------    ----------------------------
 YEAR      0%          6%        12%       0%        6%        12%
------  ----------  ---------  -------  --------  --------  ----------
   1     (10.68)     (4.84)     1.00     115.80    128.77     141.71
   2      (6.91)      (.82)     5.23      42.12     50.66      59.18
   3      (5.27)       .86      6.93      23.65     31.07      38.49
   4      (4.45)      1.67      7.72      15.33     22.26      29.18
   5      (3.95)      2.14      8.15      10.62     17.27      23.90

   6      (3.60)      2.44      8.41       7.60     14.07      20.52
   7      (3.35)      2.65      8.58       5.51     11.85      18.18
   8      (3.15)      2.79      8.69       3.98     10.22      16.46
   9      (2.99)      2.90      8.76       2.81      8.99      15.15
  10      (2.85)      2.99      8.81       1.90      8.02      14.13

  15      (2.58)      3.28      9.12          0      5.62      11.60
  20      (2.44)      3.42      9.27          0      4.61      10.53
  25      (2.35)      3.51      9.37          0      4.14      10.04
  30      (2.30)      3.57      9.43          0      3.90       9.78
  35      (2.26)      3.61      9.47          0      3.71       9.57



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              LAST SURVIVOR POLICY

                               MALE ISSUE AGE 65

                              FEMALE ISSUE AGE 60

                              (JOINT EQUAL AGE 63)

                 $50,000 INITIAL PREMIUM FOR STANDARD NONSMOKER

                         $114,909 INITIAL DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.




          INITIAL          DEATH BENEFIT            NET CASH VALUE             CASH VALUE            INTERNAL RATE OF RETURN
          PREMIUM      ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL         ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%         RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST    -------------------------  -----------------------  -----------------------  ----------------------------
 YEAR    PER YEAR      0%       6%       12%      0%      6%      12%      0%      6%      12%       0%          6%        12%
------  -----------  -------  -------  -------  ------  ------  -------  ------  ------  -------  ----------  ---------  -------
   1       52,500    107,901  114,384  120,855  44,658  47,581   50,499  48,658  51,581   54,499   (10.68)     (4.84)     1.00
   2       55,125    100,988  113,486  126,691  43,325  49,182   55,370  47,325  53,182   59,370    (6.91)      (.82)     5.23
   3       57,881     94,516  112,596  132,809  42,499  51,298   61,135  45,999  54,798   64,635    (5.27)       .86      6.93
   4       60,775     88,459  111,711  139,222  41,679  53,424   67,319  44,679  56,424   70,319    (4.45)      1.67      7.72
   5       63,814     82,789  110,834  145,945  40,865  55,555   73,947  43,365  58,055   76,447    (3.95)      2.13      8.14

   6       67,005     77,482  109,962  152,992  40,057  57,688   81,044  42,057  59,688   83,044    (3.63)      2.41      8.38
   7       70,355     72,515  109,097  160,379  39,256  59,816   88,638  40,756  61,316   90,138    (3.40)      2.59      8.52
   8       73,873     67,865  108,239  168,123  38,459  61,934   96,753  39,459  62,934   97,753    (3.23)      2.71      8.60
   9       77,566     63,513  107,386  176,240  37,667  64,032  105,410  38,167  64,532  105,910    (3.10)      2.79      8.64
  10       81,445     59,439  106,539  184,749  36,878  66,101  114,625  36,878  66,101  114,625    (3.00)      2.83      8.65

  15      103,946     50,000  105,782  241,600  31,272  75,549  172,550  31,272  75,549  172,550    (3.08)      2.79      8.61
  20      132,665     50,000  105,027  315,984  21,836  83,603  251,527  21,836  83,603  251,527    (4.06)      2.60      8.41
  25      169,318     50,000  104,273  413,312       0  89,561  354,995       0  89,561  354,995      --        2.36      8.16
  30      216,097     50,000  103,561  540,854       0  94,196  491,946       0  94,196  491,946      --        2.13      7.92
  35      275,801     50,000  102,851  707,716       0  99,655  685,724       0  99,655  685,724      --        1.99      7.77

          INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
        ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  ----------------------------
 YEAR      0%        6%        12%
------  --------  --------  ----------
   1     115.80    128.77     141.71
   2      42.12     50.66      59.18
   3      23.65     31.07      38.49
   4      15.33     22.26      29.18
   5      10.61     17.26      23.89

   6       7.57     14.04      20.49
   7       5.45     11.79      18.12
   8       3.89     10.14      16.37
   9       2.69      8.86      15.03
  10       1.74      7.86      13.96

  15          0      5.12      11.07
  20          0      3.78       9.66
  25          0      2.98       8.82
  30          0      2.46       8.26
  35          0      2.08       7.87



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, WHETHER ADDITIONAL PAYMENTS ARE MADE, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN OR PARTIAL SURRENDER WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                       INVESTMENT EXPERIENCE INFORMATION

  The information contained in Appendix B gives hypothetical illustrations of the Variable Account's and the Policy's investment experience based on the historical investment experience of the Eligible Funds. It does not represent what may happen in the future.

  The Policies were not available until July, 1996. The Zenith Fund and the Variable Account commenced operations on August 26, 1983. The Westpeak Stock Index and Back Bay Advisors Managed Series of the Zenith Fund commenced operations on May 1, 1987. The Westpeak Growth and Income Series and Loomis Sayles Avanti Growth Series of the Zenith Fund commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series of the Zenith Fund commenced operations on May 2, 1994. The remaining Zenith Fund Series commenced operations on October 31, 1994.

  The illustrations are based on the actual investment experience of the relevant Eligible Funds for the periods shown (net of actual charges and expenses incurred by the Eligible Funds). The illustrations assume that an initial premium of $50,000 was paid and that no loans, transfers or other Policy Owner transactions were made during the periods shown.

SUB-ACCOUNT INVESTMENT EXPERIENCE

  The Policies are supported by the Variable Account, which invests in the Eligible Funds. The investment experience of the Sub-Account or Sub-Accounts you choose will affect the values and benefits of your Policy.

  Many factors in addition to investment experience will affect the actual values and benefits of your Policy. For instance, these investment experience figures do not reflect the charges deducted from additional Premiums and the Monthly Deductions from the cash value. (See "Charges and Expenses.")

NET RATES OF RETURN

  A Sub-Account's investment experience is expressed below as a net rate of return. The annual net rate is the effective earnings rate at which the Sub-Accounts increased or decreased over a one-year period, based on the investment experience of the relevant Eligible Funds. The rate is calculated by taking the difference between the Sub-Accounts' ending values and beginning values of the period and dividing it by the beginning values of the period.

  The effective annual net rate of return since inception is the annualized effective interest rate at which the Sub-Accounts increased or decreased since the inception dates of the Sub-Accounts. For each Sub-Account, the rate is calculated by taking the difference between the Sub-Account's ending value and the value on the date of its inception and dividing it by the value on the date of inception. This result is the total net rate of return since inception ("Total Return"). The effective annual net rate of return is the rate which, if compounded annually, would equal the total net rate of return since inception.

               SUB-ACCOUNTS INVESTING IN NEW ENGLAND ZENITH FUND



                                                             ANNUAL NET RATE OF RETURN
                ------------------------------------------------------------------------------------------------------------
                                                                     FOR ONE YEAR ENDING
                8/26/83-  --------------------------------------------------------------------------------------------------
SUB-ACCOUNT     12/31/83  12/31/84  12/31/85  12/31/86  12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93
-----------     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Bond Income .    3.20%     12.61%    18.76%    14.83%    2.27%     8.37%     12.30%    8.09%     17.96%    8.18%     12.61%
Money
 Market . . .    3.20      10.73      8.26      6.80     6.53      7.52       9.25     8.19       6.21     3.80       2.97

                                              8/26/83    8/28/83-
                                              12/31/96   12/31/96
                                               TOTAL     EFFECTIVE
SUB-ACCOUNT     12/31/94  12/31/95  12/31/96   RETURN     ANNUAL
-----------     --------  --------  --------  --------  -----------
Bond Income .   (3.36%)    21.20%    4.61%    275.32%     10.41%
Money
 Market . . .    3.97       5.70     5.13     134.62       6.60





                                                          ANNUAL NET RATE OF RETURN
                      --------------------------------------------------------------------------------------------------
                                                                  FOR ONE YEAR ENDING
                      5/1/87-   ----------------------------------------------------------------------------------------
SUB-ACCOUNT           12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96
-----------           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Stock Index . . . . . (12.20%)   16.34%    30.15%   (4.14%)    30.43%    7.30%      9.72%     1.12%    36.92%    22.47%
Managed . . . . . . .  (0.66)     9.48     19.08     3.21      20.17     6.70      10.65     (1.11)    31.26     15.03

                      5/1/87-     5/1/87-
                      12/31/96   12/31/96
                       TOTAL     EFFECTIVE
SUB-ACCOUNT            RETURN     ANNUAL
-----------           --------   ---------
Stock Index . . . . . 230.20%     13.20%
Managed . . . . . . . 183.21      11.37






                                                                        ANNUAL NET RATE OF RETURN
                                                                  --------------------------------------  4/30/93-   4/30/93-
                                                                                FOR ONE YEAR ENDING       12/31/96   12/31/96
                                                                  4/30/93-  ----------------------------   TOTAL     EFFECTIVE
SUB-ACCOUNT                                                       12/31/93  12/31/94  12/31/95  12/31/96   RETURN     ANNUAL
-----------                                                       --------  --------  --------  --------  --------  -----------
Growth and Income . . . . . . . . . . . . . . . . . . . . . . . .  14.24%   (1.21%)    36.47%    18.10%    81.89%     17.70%
Avanti Growth . . . . . . . . . . . . . . . . . . . . . . . . . .  14.74     (.27)     30.35     17.61     75.42      16.54






                                                                              ANNUAL NET RATE OF RETURN
                                                                            ---------------------------     5/2/94-     5/2/94-
                                                                                      FOR ONE YEAR ENDING   12/31/96   12/31/96
                                                                            5/2/94-   --------------------   TOTAL     EFFECTIVE
SUB-ACCOUNT                                                                 12/31/94  12/31/95   12/31/96    RETURN     ANNUAL
-----------                                                                 --------  ---------  ---------  --------  -----------
Small Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.23%)    28.84%     30.68%     62.94%     20.09%






                                                                            ANNUAL NET RATE OF RETURN
                                                                         ------------------------------   10/31/94-   10/31/94-
                                                                                    FOR ONE YEAR ENDING   12/31/96    12/31/96
                                                                         10/31/94-  --------------------    TOTAL     EFFECTIVE
SUB-ACCOUNT                                                              12/31/94   12/31/95   12/31/96    RETURN      ANNUAL
-----------                                                              ---------  ---------  ---------  ---------  -----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (4.20%)    48.69%     13.17%     61.22%      24.64%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (.10)     24.79      16.91      45.75       18.98
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (3.50)     39.28      25.84      69.14       27.43
International Magnum Equity* . . . . . . . . . . . . . . . . . . . . . .   2.60       6.23       6.67      16.27        7.20
U.S. Government  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.60      15.02       3.31      19.55        8.58
Strategic Bond Opportunities . . . . . . . . . . . . . . . . . . . . . .  (1.40)     19.38      14.36      34.61       14.69




---------

* The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners until May 1, 1997, when Morgan Stanley Asset Management became the sub-adviser.

POLICY PERFORMANCE

  The material below assumes a Policy was issued with an initial premium of $50,000 paid on August 26, 1983, in the case of the Bond Income and Money Market Sub-Accounts (May 1, 1987, in the case of the Stock Index and Managed Sub-Accounts; April 30, 1993, in the case of the Growth and Income and Avanti Growth Sub-Accounts; May 2, 1994, in the case of the Small Cap Sub-Account; October 31, 1994, in the case of the Balanced, International Magnum Equity, Equity Growth, Venture Value, U.S. Government and Strategic Bond Opportunities Sub-Accounts), to a male age 50 in the standard nonsmoker risk category. The death benefits, cash values and internal rates of return assume in each instance that the entire Policy value was invested in the particular Sub-Account for the period shown. These illustrations of policy investment experience reflect all Policy charges (except for the $2.50 Monthly Maintenance Charge) based on NELICO's current rates. (See Appendix A for the definition of the internal rate of return.)

                     MALE STANDARD NON SMOKER, ISSUE AGE 50
                            $50,000 INITIAL PREMIUM
                         $129,122 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
August 26, 1983 .   $50,000    $ 50,000   $129,122  $ 50,000  $ 46,000        --               --
December 31,
 1983 . . . . . .    50,000      50,000    130,654    51,122    47,122    (15.66)%             --
December 31,
 1984 . . . . . .    50,000      50,000    139,494    56,311    52,311      3.41           114.08%
December 31,
 1985 . . . . . .    50,000      50,000    156,886    65,320    61,820      9.46            62.75
December 31,
 1986 . . . . . .    50,000      50,000    170,674    73,266    70,266     10.70            44.30
December 31,
 1987 . . . . . .    50,000      50,000    165,419    73,185    70,685      8.29            31.68
December 31,
 1988 . . . . . .    50,000      75,767    169,828    77,406    75,406      7.99            25.69
December 31,
 1989 . . . . . .    50,000      75,767    180,973    84,942    83,442      8.40            22.46
December 31,
 1990 . . . . . .    50,000      75,767    185,675    89,706    88,706      8.11            19.55
December 31,
 1991 . . . . . .    50,000      75,767    207,916   103,356   102,856      9.02            18.62
December 31,
 1992 . . . . . .    50,000      75,767    213,612   109,212   109,212      8.72            16.81
December 31,
 1993 . . . . . .    50,000     120,283    229,245   120,487   120,487      8.87            15.85
December 31,
 1994 . . . . . .    50,000     120,283    212,033   114,506   114,506      7.57            13.58
December 31,
 1995 . . . . . .    50,000     120,283    247,171   137,081   137,081      8.51            13.82
December 31,
 1996 . . . . . .    50,000     120,283    248,295   141,335   141,335      8.10            12.76



MONEY MARKET SUB-ACCOUNT



                                                                    INTERNAL RATE
                     TOTAL    MINIMUM  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS   DEATH    DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID    BENEFIT  BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  -------  --------  -------  --------  -------------  ---------------
August 26, 1983 .   $50,000   $50,000  $129,122  $50,000  $46,000         --               --
December 31,
 1983 . . . . . .    50,000    50,000   130,974   51,247   47,247     (15.02)%             --
December 31,
 1984 . . . . . .    50,000    50,000   137,164   55,371   51,371       2.03           111.42%
December 31,
 1985 . . . . . .    50,000    50,000   140,631   58,552   55,052       4.19            55.34
December 31,
 1986 . . . . . .    50,000    50,000   142,293   61,083   58,083       4.58            36.67
December 31,
 1987 . . . . . .    50,000    50,000   143,656   63,557   61,057       4.70            27.47
December 31,
 1988 . . . . . .    50,000    65,444   146,543   66,793   64,793       4.97            22.27
December 31,
 1989 . . . . . .    50,000    65,444   151,824   71,260   69,760       5.39            19.12
December 31,
 1990 . . . . . .    50,000    65,444   155,804   75,274   74,274       5.53            16.73
December 31,
 1991 . . . . . .    50,000    65,444   157,095   78,093   77,593       5.41            14.70
December 31,
 1992 . . . . . .    50,000    65,444   154,861   79,175   79,175       5.04            12.86
December 31,
 1993 . . . . . .    50,000    79,450   151,970   79,872   79,872       4.63            11.34
December 31,
 1994 . . . . . .    50,000    79,450   151,626   81,883   81,883       4.44            10.27
December 31,
 1995 . . . . . .    50,000    79,450   153,789   85,291   85,291       4.42             9.53
December 31,
 1996 . . . . . .    50,000    79,450   155,211   88,350   88,350       4.36             8.86

MANAGED SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $129,122  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000     124,238    48,993    44,993    (14.60)%            --
December 31,
 1988 . . . . . .    50,000     50,000     128,321    52,204    48,204     (2.17)          75.93%
December 31,
 1989 . . . . . .    50,000     50,000     146,503    61,467    57,967      5.70           49.61
December 31,
 1990 . . . . . .    50,000     50,000     142,039    61,437    58,437      4.34           32.92
December 31,
 1991 . . . . . .    50,000     50,000     161,786    72,115    69,615      7.35           28.60
December 31,
 1992 . . . . . .    50,000     70,177     163,688    75,159    73,159      6.95           23.27
December 31,
 1993 . . . . . .    50,000     70,177     171,814    81,230    79,730      7.25           20.33
December 31,
 1994 . . . . . .    50,000     70,177     161,126    78,405    77,405      5.86           16.49
December 31,
 1995 . . . . . .    50,000     70,177     202,017   101,135   100,635      8.40           17.48
December 31,
 1996 . . . . . .    50,000     70,177     219,535   113,022   113,022      8.80           16.54



AVANTI GROWTH SUB-ACCOUNT



                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $129,122  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     142,840   56,477   52,477       7.47%             --
December 31,
 1994 . . . . . .    50,000     50,000     133,421   54,419   50,419        .50           79.91%
December 31,
 1995 . . . . . .    50,000     50,000     166,943   70,222   66,722      11.41           57.04
December 31,
 1996 . . . . . .    50,000     50,000     185,560   80,465   77,465      12.67           42.93



SMALL-CAP SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
May 2, 1994 . . .   $50,000    $50,000    $129,122  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000     120,049   47,342   43,342     (19.32)%            --
December 31,
 1995 . . . . . .    50,000     50,000     147,654   60,069   56,069       7.12           91.57%
December 31,
 1996 . . . . . .    50,000     50,000     182,739   76,670   73,170      15.35           62.61



BALANCED SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $129,122  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     127,694   49,705   45,705     (41.58)%             --
December 31,
 1995 . . . . . .    50,000     50,000     151,641   60,900   56,900      11.71           158.73%
December 31,
 1996 . . . . . .    50,000     50,000     167,190   69,256   65,756      13.47            74.54

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $129,122  $ 50,000  $ 46,000        --               --
December 31,
 1994 . . . . . .    50,000     50,000     130,766    50,900    46,900    (31.81)%             --
December 31,
 1995 . . . . . .    50,000     50,000     132,641    53,270    49,270     (1.25)          130.69%
December 31,
 1996 . . . . . .    50,000     50,000     133,372    55,248    51,748      1.60            57.26



EQUITY GROWTH SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $129,122  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     120,911   47,065   43,065     (59.08)%             --
December 31,
 1995 . . . . . .    50,000     50,000     172,803   69,399   65,399      25.86           189.37%
December 31,
 1996 . . . . . .    50,000     50,000     184,931   76,605   73,105      19.16            82.86



GROWTH AND INCOME SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $129,122  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     142,221   56,232   52,232       6.72%             --
December 31,
 1994 . . . . . .    50,000     50,000     132,620   54,093   50,093        .11           79.26%
December 31,
 1995 . . . . . .    50,000     50,000     172,204   72,435   68,935      12.77           58.88
December 31,
 1996 . . . . . .    50,000     50,000     192,400   83,431   80,431      13.82           44.35



STOCK INDEX SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $129,122  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000     109,807    43,303    39,303    (30.24)%            --
December 31,
 1988 . . . . . .    50,000     50,000     119,943    48,796    44,796     (6.38)          68.95%
December 31,
 1989 . . . . . .    50,000     50,000     151,676    63,637    60,137      7.16           51.57
December 31,
 1990 . . . . . .    50,000     50,000     135,410    58,570    55,570      2.92           31.20
December 31,
 1991 . . . . . .    50,000     50,000     167,404    74,619    72,119      8.16           29.54
December 31,
 1992 . . . . . .    50,000     73,892     170,317    78,203    76,203      7.72           24.14
December 31,
 1993 . . . . . .    50,000     73,892     177,273    83,811    82,311      7.76           20.90
December 31,
 1994 . . . . . .    50,000     73,892     170,021    82,733    81,733      6.62           17.30
December 31,
 1995 . . . . . .    50,000     73,892     222,827   111,553   111,053      9.64           18.81
December 31,
 1996 . . . . . .    50,000     73,892     257,217   132,421   132,421     10.60           18.46

VENTURE VALUE SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $129,122  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     123,857   48,211   44,211     (52.11)%             --
December 31, 1995 .    50,000     50,000     163,803   65,784   61,784      19.88           176.41%
December 31, 1996 .    50,000     50,000     194,017   80,369   76,869      21.95            86.95



U.S. GOVERNMENT SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $129,122  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     128,589   50,053   46,053     (38.86)%             --
December 31, 1995 .    50,000     50,000     140,033   56,238   52,238       3.82           141.67%
December 31, 1996 .    50,000     50,000     137,128   56,804   53,304       3.00            59.29



STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $129,122  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     125,905   49,008   45,008     (46.71)%             --
December 31, 1995 .    50,000     50,000     142,849   57,369   53,369       5.75           145.82%
December 31, 1996 .    50,000     50,000     154,412   63,963   60,463       9.16            68.26

                    FEMALE STANDARD NON SMOKER, ISSUE AGE 50
                            $50,000 INITIAL PREMIUM
                         $145,611 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
August 26, 1983 .   $50,000    $ 50,000   $145,611  $ 50,000  $ 46,000        --               --
December 31,
 1983 . . . . . .    50,000      50,000    147,348    51,122    47,122    (15.66)%             --
December 31,
 1984 . . . . . .    50,000      50,000    157,343    56,311    52,311      3.41           134.08%
December 31,
 1985 . . . . . .    50,000      50,000    176,975    65,320    61,820      9.46            71.32
December 31,
 1986 . . . . . .    50,000      50,000    192,526    73,266    70,266     10.70            49.59
December 31,
 1987 . . . . . .    50,000      50,000    186,573    73,185    70,685      8.29            35.37
December 31,
 1988 . . . . . .    50,000      75,767    191,487    77,406    75,406      7.99            28.54
December 31,
 1989 . . . . . .    50,000      75,767    203,947    84,942    83,442      8.40            24.79
December 31,
 1990 . . . . . .    50,000      75,767    209,082    89,706    88,706      8.11            21.50
December 31,
 1991 . . . . . .    50,000      75,767    233,873   103,356   102,856      9.02            20.30
December 31,
 1992 . . . . . .    50,000      75,767    239,936   109,212   109,212      8.72            18.27
December 31,
 1993 . . . . . .    50,000     120,283    257,039   120,487   120,487      8.87            17.14
December 31,
 1994 . . . . . .    50,000     120,283    237,248   114,506   114,506      7.57            14.71
December 31,
 1995 . . . . . .    50,000     120,283    275,927   137,081   137,081      8.51            14.84
December 31,
 1996 . . . . . .    50,000     120,283    276,495   141,335   141,335      8.10            13.67



MONEY MARKET SUB-ACCOUNT



                                                                    INTERNAL RATE
                     TOTAL    MINIMUM  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS   DEATH    DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID    BENEFIT  BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  -------  --------  -------  --------  -------------  ---------------
August 26, 1983 .   $50,000   $50,000  $145,611  $50,000  $46,000         --               --
December 31,
 1983 . . . . . .    50,000    50,000   147,709   51,247   47,247     (15.02)%             --
December 31,
 1984 . . . . . .    50,000    50,000   154,715   55,371   51,371       2.03           131.17%
December 31,
 1985 . . . . . .    50,000    50,000   158,639   58,552   55,052       4.19            63.52
December 31,
 1986 . . . . . .    50,000    50,000   160,511   61,083   58,083       4.58            41.68
December 31,
 1987 . . . . . .    50,000    50,000   162,027   63,557   61,057       4.70            31.05
December 31,
 1988 . . . . . .    50,000    65,444   165,232   66,793   64,793       4.97            25.05
December 31,
 1989 . . . . . .    50,000    65,444   171,098   71,260   69,760       5.39            21.38
December 31,
 1990 . . . . . .    50,000    65,444   175,446   75,274   74,274       5.53            18.63
December 31,
 1991 . . . . . .    50,000    65,444   176,708   78,093   77,593       5.41            16.33
December 31,
 1992 . . . . . .    50,000    65,444   173,946   79,175   79,175       5.04            14.27
December 31,
 1993 . . . . . .    50,000    79,450   170,395   79,872   79,872       4.63            12.58
December 31,
 1994 . . . . . .    50,000    79,450   169,657   81,883   81,883       4.44            11.37
December 31,
 1995 . . . . . .    50,000    79,450   171,681   85,291   85,291       4.42            10.51
December 31,
 1996 . . . . . .    50,000    79,450   172,838   88,350   88,350       4.36             9.74

MANAGED SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $145,611  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000     140,118    48,993    44,993    (14.60)%            --
December 31,
 1988 . . . . . .    50,000     50,000     144,745    52,204    48,204     (2.17)          89.09%
December 31,
 1989 . . . . . .    50,000     50,000     165,263    61,467    57,967      5.70           56.52
December 31,
 1990 . . . . . .    50,000     50,000     160,222    61,437    58,437      4.34           37.36
December 31,
 1991 . . . . . .    50,000     50,000     182,464    72,115    69,615      7.35           31.95
December 31,
 1992 . . . . . .    50,000     70,177     184,543    75,159    73,159      6.95           25.91
December 31,
 1993 . . . . . .    50,000     70,177     193,592    81,230    79,730      7.25           22.51
December 31,
 1994 . . . . . .    50,000     70,177     181,395    78,405    77,405      5.86           18.30
December 31,
 1995 . . . . . .    50,000     70,177     227,163   101,135   100,635      8.40           19.08
December 31,
 1996 . . . . . .    50,000     70,177     246,487   113,022   113,022      8.80           17.94



AVANTI GROWTH SUB-ACCOUNT



                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $145,611  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     161,101   56,477   52,477       7.47%             --
December 31,
 1994 . . . . . .    50,000     50,000     150,498   54,419   50,419        .50           93.35%
December 31,
 1995 . . . . . .    50,000     50,000     188,321   70,222   66,722      11.41           64.29
December 31,
 1996 . . . . . .    50,000     50,000     209,312   80,465   77,465      12.67           47.70



SMALL-CAP SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
May 2, 1994 . . .   $50,000    $50,000    $145,611  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     135,395   47,342   43,342     (19.32)%             --
December 31,
 1995 . . . . . .    50,000     50,000     166,551   60,069   56,069       7.12           105.93%
December 31,
 1996 . . . . . .    50,000     50,000     206,139   76,670   73,170      15.35            70.13



BALANCED SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $145,611  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     144,006   49,705   45,705     (41.58)%             --
December 31,
 1995 . . . . . .    50,000     50,000     171,041   60,900   56,900      11.71           186.84%
December 31,
 1996 . . . . . .    50,000     50,000     188,598   69,256   65,756      13.47            84.52

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $145,611  $ 50,000  $ 46,000        --               --
December 31,
 1994 . . . . . .    50,000     50,000     147,469    50,900    46,900    (31.81)%             --
December 31,
 1995 . . . . . .    50,000     50,000     149,611    53,270    49,270     (1.25)          155.76%
December 31,
 1996 . . . . . .    50,000     50,000     150,449    55,248    51,748      1.60            66.25



EQUITY GROWTH SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $145,611  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     136,356   47,065   43,065     (59.08)%             --
December 31,
 1995 . . . . . .    50,000     50,000     194,910   69,399   65,399      25.86           220.82%
December 31,
 1996 . . . . . .    50,000     50,000     208,610   76,605   73,105      19.16            93.31



GROWTH AND INCOME SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $145,611  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     160,403   56,232   52,232       6.72%             --
December 31,
 1994 . . . . . .    50,000     50,000     149,594   54,093   50,093        .11           92.66%
December 31,
 1995 . . . . . .    50,000     50,000     194,256   72,435   68,935      12.77           66.21
December 31,
 1996 . . . . . .    50,000     50,000     217,029   83,431   80,431      13.82           49.16



STOCK INDEX SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $145,611  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000     123,843    43,303    39,303    (30.24)%            --
December 31,
 1988 . . . . . .    50,000     50,000     135,293    48,796    44,796     (6.38)          81.59%
December 31,
 1989 . . . . . .    50,000     50,000     171,099    63,637    60,137      7.16           58.57
December 31,
 1990 . . . . . .    50,000     50,000     152,745    58,570    55,570      2.92           35.58
December 31,
 1991 . . . . . .    50,000     50,000     188,801    74,619    72,119      8.16           32.92
December 31,
 1992 . . . . . .    50,000     73,892     192,017    78,203    76,203      7.72           26.79
December 31,
 1993 . . . . . .    50,000     73,892     199,743    83,811    82,311      7.76           23.08
December 31,
 1994 . . . . . .    50,000     73,892     191,409    82,733    81,733      6.62           19.13
December 31,
 1995 . . . . . .    50,000     73,892     250,564   111,553   111,053      9.64           20.43
December 31,
 1996 . . . . . .    50,000     73,892     288,795   132,421   132,421     10.60           19.89

VENTURE VALUE SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $145,611  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     139,678   48,211   44,211     (52.11)%             --
December 31, 1995 .    50,000     50,000     184,758   65,784   61,784      19.88           206.45%
December 31, 1996 .    50,000     50,000     218,859   80,369   76,869      21.95            97.64



U.S. GOVERNMENT SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $145,611  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     145,014   50,053   46,053     (38.86)%             --
December 31, 1995 .    50,000     50,000     157,948   56,238   52,238       3.82           167.93%
December 31, 1996 .    50,000     50,000     154,686   56,804   53,804       3.00            68.39



STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


                                 MINIMUM                                  INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH     NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  --------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $145,611  $50,000   $46,000         --               --
December 31, 1994 .    50,000     50,000     141,987   49,008    45,008     (46.71)%             --
December 31, 1995 .    50,000     50,000     161,124   57,369    53,369       5.75           172.53%
December 31, 1996 .    50,000     50,000     174,183   63,963    60,463       9.16            77.88

                     MALE STANDARD NON SMOKER, ISSUE AGE 70
                            $50,000 INITIAL PREMIUM
                         $75,013 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
August 26, 1983 .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1983 . . . . . .    50,000     50,000      76,157    51,122    47,122    (15.66)%            --
December 31,
 1984 . . . . . .    50,000     50,000      82,136    56,311    52,311      3.41           44.52%
December 31,
 1985 . . . . . .    50,000     50,000      93,357    65,320    61,820      9.46           30.47
December 31,
 1986 . . . . . .    50,000     50,000     102,688    73,266    70,266     10.70           23.98
December 31,
 1987 . . . . . .    50,000     50,000     100,681    73,185    70,685      8.29           17.47
December 31,
 1988 . . . . . .    50,000     75,767     104,613    77,406    75,406      7.99           14.80
December 31,
 1989 . . . . . .    50,000     75,767     112,870    84,942    83,442      8.40           13.69
December 31,
 1990 . . . . . .    50,000     75,767     117,286    89,706    88,706      8.11           12.30
December 31,
 1991 . . . . . .    50,000     75,767     133,050   103,356   102,856      9.02           12.44
December 31,
 1992 . . . . . .    50,000     75,767     138,501   109,212   109,212      8.72           11.52
December 31,
 1993 . . . . . .    50,000     75,767     150,616   120,487   120,487      8.87           11.24
December 31,
 1994 . . . . . .    50,000     75,767     141,177   114,506   114,506      7.57            9.58
December 31,
 1995 . . . . . .    50,000     75,767     166,804   137,081   137,081      8.51           10.25
December 31,
 1996 . . . . . .    50,000     75,767     169,862   141,335   141,335      8.10            9.60



MONEY MARKET SUB-ACCOUNT



                                                                    INTERNAL RATE
                     TOTAL    MINIMUM  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS   DEATH    DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID    BENEFIT  BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  -------  --------  -------  --------  -------------  ---------------
August 26, 1983 .   $50,000   $50,000  $ 75,013  $50,000  $46,000         --              --
December 31,
 1983 . . . . . .    50,000    50,000    76,344   51,247   47,247     (15.02)%            --
December 31,
 1984 . . . . . .    50,000    50,000    80,764   55,371   51,371       2.03           42.72%
December 31,
 1985 . . . . . .    50,000    50,000    83,684   58,552   55,052       4.19           24.53
December 31,
 1986 . . . . . .    50,000    50,000    85,612   61,083   58,083       4.58           17.43
December 31,
 1987 . . . . . .    50,000    50,000    87,435   63,557   61,057       4.70           13.72
December 31,
 1988 . . . . . .    50,000    65,444    90,269   66,793   64,793       4.97           11.68
December 31,
 1989 . . . . . .    50,000    65,444    94,690   71,260   69,760       5.39           10.58
December 31,
 1990 . . . . . .    50,000    65,444    98,417   75,274   74,274       5.53            9.65
December 31,
 1991 . . . . . .    50,000    65,444   100,528   78,093   77,593       5.41            8.73
December 31,
 1992 . . . . . .    50,000    65,444   100,408   79,175   79,175       5.04            7.74
December 31,
 1993 . . . . . .    50,000    65,444    99,846   79,872   79,872       4.63            6.91
December 31,
 1994 . . . . . .    50,000    65,444   100,957   81,883   81,883       4.44            6.39
December 31,
 1995 . . . . . .    50,000    65,444   103,785   85,291   85,291       4.42            6.09
December 31,
 1996 . . . . . .    50,000    65,444   106,182   88,350   88,350       4.36            5.80

MANAGED SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000      72,598    48,993    44,993    (14.60)%            --
December 31,
 1988 . . . . . .    50,000     50,000      75,754    52,204    48,204     (2.17)          28.28%
December 31,
 1989 . . . . . .    50,000     50,000      87,415    61,467    57,967      5.70           23.29
December 31,
 1990 . . . . . .    50,000     50,000      85,703    61,437    58,437      4.34           15.82
December 31,
 1991 . . . . . .    50,000     50,000      98,762    72,115    69,615      7.35           15.70
December 31,
 1992 . . . . . .    50,000     70,177     101,141    75,159    73,159      6.95           13.23
December 31,
 1993 . . . . . .    50,000     70,177     107,496    81,230    79,730      7.25           12.16
December 31,
 1994 . . . . . .    50,000     70,177     102,108    78,405    77,405      5.86            9.76
December 31,
 1995 . . . . . .    50,000     70,177     129,698   101,135   100,635      8.40           11.62
December 31,
 1996 . . . . . .    50,000     70,177     142,811   113,022   113,022      8.80           11.47



AVANTI GROWTH SUB-ACCOUNT



                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $ 75,013  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000      83,538   56,477   52,477       7.47%             --
December 31,
 1994 . . . . . .    50,000     50,000      78,833   54,419   50,419        .50           31.32%
December 31,
 1995 . . . . . .    50,000     50,000      99,702   70,222   66,722      11.41           29.48
December 31,
 1996 . . . . . .    50,000     50,000     112,069   80,465   77,465      12.67           24.59



SMALL-CAP SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
May 2, 1994 . . .   $50,000    $50,000    $ 75,013  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000      70,151   47,342   43,342     (19.32)%            --
December 31,
 1995 . . . . . .    50,000     50,000      87,167   60,069   56,069       7.12           39.61%
December 31,
 1996 . . . . . .    50,000     50,000     109,037   76,670   73,170      15.35           33.97



BALANCED SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $75,013   $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000     74,308    49,705   45,705     (41.58)%            --
December 31,
 1995 . . . . . .    50,000     50,000     89,133    60,900   56,900      11.71           64.10%
December 31,
 1996 . . . . . .    50,000     50,000     99,308    69,256   65,756      13.47           37.25

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1994 . . . . . .    50,000     50,000      76,095    50,900    46,900    (31.81)%            --
December 31,
 1995 . . . . . .    50,000     50,000      77,966    53,270    49,270     (1.25)          46.32%
December 31,
 1996 . . . . . .    50,000     50,000      79,221    55,248    51,748      1.60           23.66



EQUITY GROWTH SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1994 . . . . . .    50,000     50,000      70,361    47,065    43,065    (59.08)%            --
December 31,
 1995 . . . . . .    50,000     50,000     101,572    69,399    65,399     25.86           83.54%
December 31,
 1996 . . . . . .    50,000     50,000     109,846    76,605    73,105     19.16           43.79



GROWTH AND INCOME SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1993 . . . . . .    50,000     50,000      83,176    56,232    52,232      6.72%             --
December 31,
 1994 . . . . . .    50,000     50,000      78,360    54,093    50,093       .11           30.84%
December 31,
 1995 . . . . . .    50,000     50,000     102,844    72,435    68,935     12.77           30.99
December 31,
 1996 . . . . . .    50,000     50,000     116,200    83,431    80,431     13.82           25.82



STOCK INDEX SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $ 75,013  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000      64,166    43,303    39,303     30.24%             --
December 31,
 1988 . . . . . .    50,000     50,000      70,808    48,796    44,796     (6.38)          23.19%
December 31,
 1989 . . . . . .    50,000     50,000      90,502    63,637    60,137      7.16           24.90
December 31,
 1990 . . . . . .    50,000     50,000      81,703    58,570    55,570      2.92           14.32
December 31,
 1991 . . . . . .    50,000     50,000     102,192    74,619    72,119      8.16           16.55
December 31,
 1992 . . . . . .    50,000     73,892     105,237    78,203    76,203      7.72           14.03
December 31,
 1993 . . . . . .    50,000     73,892     110,912    83,811    82,311      7.76           12.69
December 31,
 1994 . . . . . .    50,000     73,892     107,745    82,733    81,733      6.62           10.53
December 31,
 1995 . . . . . .    50,000     73,892     143,059   111,553   111,053      9.64           12.89
December 31,
 1996 . . . . . .    50,000     73,892     167,323   132,421   132,421     10.60           13.31

VENTURE VALUE SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $ 75,013  $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000      72,075   48,211   44,211     (52.11)%            --
December 31, 1995 .    50,000     50,000      96,282   65,784   61,784      19.88           75.32%
December 31, 1996 .    50,000     50,000     115,242   80,369   76,869      21.95           47.01



U.S. GOVERNMENT SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $75,013   $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000     74,828    50,053   46,053     (38.86)%            --
December 31, 1995 .    50,000     50,000     82,311    56,238   52,238       3.82           53.28%
December 31, 1996 .    50,000     50,000     81,452    56,804   53,304       3.00           25.25



STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $75,013   $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000     73,266    49,008   45,008     (46.71)%            --
December 31, 1995 .    50,000     50,000     83,966    57,369   53,369       5.75           55.92%
December 31, 1996 .    50,000     50,000     91,718    63,963   60,463       9.16           32.31

                    FEMALE STANDARD NON SMOKER, ISSUE AGE 70
                            $50,000 INITIAL PREMIUM
                         $81,811 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
August 26, 1983 .   $50,000    $50,000    $ 81,811  $ 50,000  $ 46,000        --              --
December 31,
 1983 . . . . . .    50,000     50,000      82,947    51,122    47,122    (15.66)%            --
December 31,
 1984 . . . . . .    50,000     50,000      89,088    56,311    52,311      3.41           53.50%
December 31,
 1985 . . . . . .    50,000     50,000     100,818    65,320    61,820      9.46           34.81
December 31,
 1986 . . . . . .    50,000     50,000     110,400    73,266    70,266     10.70           26.69
December 31,
 1987 . . . . . .    50,000     50,000     107,750    73,185    70,685      8.29           19.31
December 31,
 1988 . . . . . .    50,000     75,767     111,447    77,406    75,406      7.99           16.17
December 31,
 1989 . . . . . .    50,000     75,767     119,699    84,942    83,442      8.40           14.74
December 31,
 1990 . . . . . .    50,000     75,767     123,826    89,706    88,706      8.11           13.14
December 31,
 1991 . . . . . .    50,000     75,767     139,851   103,356   102,856      9.02           13.11
December 31,
 1992 . . . . . .    50,000     75,767     144,956   109,212   109,212      8.72           12.06
December 31,
 1993 . . . . . .    50,000     75,767     156,979   120,487   120,487      8.87           11.69
December 31,
 1994 . . . . . .    50,000     75,767     146,552   114,506   114,506      7.57            9.94
December 31,
 1995 . . . . . .    50,000     75,767     172,489   137,081   137,081      8.51           10.55
December 31,
 1996 . . . . . .    50,000     75,767     175,005   141,335   141,335      8.10            9.84


MONEY MARKET SUB-ACCOUNT


                                                                    INTERNAL RATE
                     TOTAL    MINIMUM  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS   DEATH    DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID    BENEFIT  BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  -------  --------  -------  --------  -------------  ---------------
August 26, 1983 .   $50,000   $50,000  $ 81,811  $50,000  $46,000         --              --
December 31,
 1983 . . . . . .    50,000    50,000    83,150   51,247   47,247     (15.02)%            --
December 31,
 1984 . . . . . .    50,000    50,000    87,600   55,371   51,371       2.03           51.59%
December 31,
 1985 . . . . . .    50,000    50,000    90,373   58,552   55,052       4.19           28.67
December 31,
 1986 . . . . . .    50,000    50,000    92,042   61,083   58,083       4.58           19.99
December 31,
 1987 . . . . . .    50,000    50,000    93,574   63,557   61,057       4.70           15.51
December 31,
 1988 . . . . . .    50,000    65,444    96,167   66,793   64,793       4.97           13.01
December 31,
 1989 . . . . . .    50,000    65,444   100,419   71,260   69,760       5.39           11.61
December 31,
 1990 . . . . . .    50,000    65,444   103,905   75,274   74,274       5.53           10.47
December 31,
 1991 . . . . . .    50,000    65,444   105,667   78,093   77,593       5.41            9.38
December 31,
 1992 . . . . . .    50,000    65,444   105,088   79,175   79,175       5.04            8.27
December 31,
 1993 . . . . . .    50,000    65,444   104,064   79,872   79,872       4.63            7.34
December 31,
 1994 . . . . . .    50,000    65,444   104,800   81,883   81,883       4.44            6.74
December 31,
 1995 . . . . . .    50,000    65,444   107,322   85,291   85,291       4.42            6.38
December 31,
 1996 . . . . . .    50,000    65,444   109,397   88,350   88,350       4.36            6.04

MANAGED SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $ 81,811  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000      78,989    48,993    44,993    (14.60)%            --
December 31,
 1988 . . . . . .    50,000     50,000      82,078    52,204    48,204     (2.17)          34.59%
December 31,
 1989 . . . . . .    50,000     50,000      94,297    61,467    57,967      5.70           26.84
December 31,
 1990 . . . . . .    50,000     50,000      92,035    61,437    58,437      4.34           18.10
December 31,
 1991 . . . . . .    50,000     50,000     105,576    72,115    69,615      7.35           17.36
December 31,
 1992 . . . . . .    50,000     70,177     107,626    75,159    73,159      6.95           14.48
December 31,
 1993 . . . . . .    50,000     70,177     113,873    81,230    79,730      7.25           13.14
December 31,
 1994 . . . . . .    50,000     70,177     107,683    78,405    77,405      5.86           10.52
December 31,
 1995 . . . . . .    50,000     70,177     136,181   101,135   100,635      8.40           12.25
December 31,
 1996 . . . . . .    50,000     70,177     149,310   113,022   113,022      8.80           11.98


AVANTI GROWTH SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $ 81,811  $ 50,000  $ 46,000        --              --
December 31,
 1993 . . . . . .    50,000     50,000      90,861    56,477    52,477      7.47%             --
December 31,
 1994 . . . . . .    50,000     50,000      85,382    54,419    50,419       .50           37.74%
December 31,
 1995 . . . . . .    50,000     50,000     107,511    70,222    66,722     11.41           33.19
December 31,
 1996 . . . . . .    50,000     50,000     120,302    80,465    77,465     12.67           27.02



SMALL-CAP SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
May 2, 1994 . . .   $50,000    $50,000    $ 81,811  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000      76,327   47,342   43,342     (19.32)%            --
December 31,
 1995 . . . . . .    50,000     50,000      94,443   60,069   56,069       7.12           46.49%
December 31,
 1996 . . . . . .    50,000     50,000     117,621   76,670   73,170      15.35           37.84



BALANCED SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $ 81,811  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000      80,987   49,705   45,705     (41.58)%            --
December 31,
 1995 . . . . . .    50,000     50,000      96,746   60,900   56,900      11.71           76.04%
December 31,
 1996 . . . . . .    50,000     50,000     107,324   69,256   65,756      13.47           42.26

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $81,811   $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000     82,935    50,900   46,900     (31.81)%            --
December 31,
 1995 . . . . . .    50,000     50,000     84,624    53,270   49,270      (1.25)          56.96%
December 31,
 1996 . . . . . .    50,000     50,000     85,615    55,248   51,748       1.60           28.17



EQUITY GROWTH SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $ 81,811  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000     50,000      76,685   47,065   43,065     (59.08)%            --
December 31,
 1995 . . . . . .    50,000     50,000     110,247   69,399   65,399      25.86           96.89%
December 31,
 1996 . . . . . .    50,000     50,000     118,713   76,605   73,105      19.16           49.03



GROWTH AND INCOME SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30, 1993  .   $50,000    $50,000    $ 81,811  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000      90,467   56,232   52,232       6.72%             --
December 31,
 1994 . . . . . .    50,000     50,000      84,870   54,093   50,093        .11           37.24%
December 31,
 1995 . . . . . .    50,000     50,000     110,899   72,435   68,935      12.77           34.74
December 31,
 1996 . . . . . .    50,000     50,000     124,737   83,431   80,431      13.82           28.28



STOCK INDEX SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $ 81,811  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000      69,815    43,303    39,303    (30.24)%            --
December 31,
 1988 . . . . . .    50,000     50,000      76,718    48,796    44,796     (6.38)          29.25%
December 31,
 1989 . . . . . .    50,000     50,000      97,627    63,637    60,137      7.16           28.50
December 31,
 1990 . . . . . .    50,000     50,000      87,740    58,570    55,570      2.92           16.57
December 31,
 1991 . . . . . .    50,000     50,000     109,242    74,619    72,119      8.16           18.22
December 31,
 1992 . . . . . .    50,000     73,892     111,985    78,203    76,203      7.72           15.29
December 31,
 1993 . . . . . .    50,000     73,892     117,491    83,811    82,311      7.76           13.67
December 31,
 1994 . . . . . .    50,000     73,892     113,627    82,733    81,733      6.62           11.30
December 31,
 1995 . . . . . .    50,000     73,892     150,209   111,553   111,053      9.64           13.53
December 31,
 1996 . . . . . .    50,000     73,892     174,938   132,421   132,421     10.60           13.83

VENTURE VALUE SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $ 81,811  $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000      78,554   48,211   44,211     (52.11)%            --
December 31, 1995 .    50,000     50,000     104,505   65,784   61,784      19.88           88.07%
December 31, 1996 .    50,000     50,000     124,545   80,369   76,869      21.95           52.37



U.S. GOVERNMENT SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $81,811   $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000     81,555    50,053   46,053     (38.86)%            --
December 31, 1995 .    50,000     50,000     89,340    56,238   52,238       3.82           64.43%
December 31, 1996 .    50,000     50,000     88,027    56,804   53,304       3.00           29.82



STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $81,811   $50,000  $46,000         --              --
December 31, 1994 .    50,000     50,000     79,852    49,008   45,008     (46.71)%            --
December 31, 1995 .    50,000     50,000     91,137    57,369   53,369       5.75           67.26%
December 31, 1996 .    50,000     50,000     99,122    63,963   60,463       9.16           37.13

                     MALE STANDARD NON SMOKER, ISSUE AGE 65
                    FEMALE STANDARD NON SMOKER, ISSUE AGE 60
                              (JOINT EQUAL AGE 63)
                            $50,000 INITIAL PREMIUM
                         $114,909 INITIAL DEATH BENEFIT

BOND INCOME SUB-ACCOUNT




                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
August 26, 1983 .   $50,000    $ 50,000   $114,909  $ 50,000  $ 46,000        --              --
December 31,
 1983 . . . . . .    50,000      50,000    116,136    51,194    47,194    (15.29)%            --
December 31,
 1984 . . . . . .    50,000      50,000    123,559    56,620    52,620      3.86           95.65%
December 31,
 1985 . . . . . .    50,000      50,000    138,437    65,906    62,406      9.90           54.30
December 31,
 1986 . . . . . .    50,000      50,000    149,980    74,131    71,131     11.10           38.83
December 31,
 1987 . . . . . .    50,000      50,000    144,723    74,216    71,716      8.65           27.69
December 31,
 1988 . . . . . .    50,000      76,937    147,943    78,654    76,654      8.32           22.49
December 31,
 1989 . . . . . .    50,000      76,937    157,032    86,484    84,984      8.72           19.76
December 31,
 1990 . . . . . .    50,000      76,937    160,543    91,517    90,517      8.41           17.21
December 31,
 1991 . . . . . .    50,000      76,937    179,230   105,654   105,154      9.31           16.52
December 31,
 1992 . . . . . .    50,000      76,937    183,685   111,864   111,864      9.00           14.94
December 31,
 1993 . . . . . .    50,000     123,368    196,769   123,659   123,659      9.14           14.16
December 31,
 1994 . . . . . .    50,000     123,368    181,797   117,756   117,756      7.84           12.05
December 31,
 1995 . . . . . .    50,000     123,368    211,855   141,254   141,254      8.77           12.40
December 31,
 1996 . . . . . .    50,000     123,368    212,910   145,930   145,930      8.36           11.47



MONEY MARKET SUB-ACCOUNT




                                                                    INTERNAL RATE
                     TOTAL    MINIMUM  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS   DEATH    DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID    BENEFIT  BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  -------  --------  -------  --------  -------------  ---------------
August 26, 1983 .   $50,000   $50,000  $114,909  $50,000  $46,000         --              --
December 31,
 1983 . . . . . .    50,000    50,000   116,420   51,320   47,320     (14.64)%            --
December 31,
 1984 . . . . . .    50,000    50,000   121,496   55,674   51,674       2.47           93.22%
December 31,
 1985 . . . . . .    50,000    50,000   124,093   59,077   55,577       4.61           47.28
December 31,
 1986 . . . . . .    50,000    50,000   125,037   61,803   58,803       4.96           31.49
December 31,
 1987 . . . . . .    50,000    50,000   125,682   64,451   61,951       5.05           23.61
December 31,
 1988 . . . . . .    50,000    66,453   127,657   67,868   65,868       5.29           19.16
December 31,
 1989 . . . . . .    50,000    66,453   131,737   72,553   71,053       5.69           16.49
December 31,
 1990 . . . . . .    50,000    66,453   134,714   76,793   75,793       5.82           14.44
December 31,
 1991 . . . . . .    50,000    66,453   135,418   79,828   79,328       5.68           12.68
December 31,
 1992 . . . . . .    50,000    66,453   133,164   81,096   81,096       5.31           11.05
December 31,
 1993 . . . . . .    50,000    81,486   130,440   81,975   81,975       4.89            9.71
December 31,
 1994 . . . . . .    50,000    81,486   130,002   84,207   84,207       4.70            8.78
December 31,
 1995 . . . . . .    50,000    81,486   131,814   87,887   87,887       4.67            8.17
December 31,
 1996 . . . . . .    50,000    81,486   133,089   91,221   91,221       4.61            7.61

MANAGED SUB-ACCOUNT



                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1,
 1987 . . . . . .   $50,000    $50,000    $114,909  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000     110,338    49,114    45,114    (14.26)%            --
December 31,
 1988 . . . . . .    50,000     50,000     113,557    52,538    48,538     (1.76)          63.50%
December 31,
 1989 . . . . . .    50,000     50,000     129,144    62,065    58,565      6.10           42.70
December 31,
 1990 . . . . . .    50,000     50,000     124,677    62,198    59,198      4.71           28.28
December 31,
 1991 . . . . . .    50,000     50,000     141,388    73,167    70,667      7.96           24.94
December 31,
 1992 . . . . . .    50,000     71,261     142,449    76,409    74,409      7.27           20.29
December 31,
 1993 . . . . . .    50,000     71,261     148,947    82,746    81,246      7.55           17.78
December 31,
 1994 . . . . . .    50,000     71,261     139,206    80,028    79,028      6.15           14.28
December 31,
 1995 . . . . . .    50,000     71,261     174,028   103,435   102,935      8.69           15.47
December 31,
 1996 . . . . . .    50,000     71,261     188,682   115,824   115,824      9.08           14.72



AVANTI GROWTH SUB-ACCOUNT



                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30,
 1993 . . . . . .   $50,000    $50,000    $114,909  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     126,824   56,636   52,636       7.96%             --
December 31,
 1994 . . . . . .    50,000     50,000     118,034   54,784   50,784        .94           67.19%
December 31,
 1995 . . . . . .    50,000     50,000     147,115   70,924   67,424      11.84           49.78
December 31,
 1996 . . . . . .    50,000     50,000     162,823   81,480   78,480      13.07           37.93



SMALL-CAP SUB-ACCOUNT


                              MINIMUM                                 INTERNAL RATE
                     TOTAL   GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUM    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                 PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                -------  ----------  --------  -------  --------  -------------  ---------------
May 2, 1994 . . .   $50,000   $50,000    $114,909  $50,000  $46,000         --              --
December 31,
 1994 . . . . . .    50,000    50,000     106,618   47,459   43,459     (18.99)%            --
December 31,
 1995 . . . . . .    50,000    50,000     130,666   60,454   56,454       7.56           78.01%
December 31,
 1996 . . . . . .    50,000    50,000     161,089   77,417   73,917      15.79           55.10



BALANCED SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     113,571   49,740   45,740     (41.31)%             --
December 31,
 1995 . . . . . .    50,000     50,000     134,404   61,196   57,196      12.21           133.32%
December 31,
 1996 . . . . . .    50,000     50,000     147,631   69,842   66,342      13.94            64.81

INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     116,303   50,936   46,936     (31.50)%             --
December 31,
 1995 . . . . . .    50,000     50,000     117,564   53,529   49,529       (.81)          108.03%
December 31,
 1996 . . . . . .    50,000     50,000     117,768   55,715   52,215       2.02            48.49



EQUITY GROWTH SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
October 31,
 1994 . . . . . .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31,
 1994 . . . . . .    50,000     50,000     107,538   47,098   43,098     (58.89)%             --
December 31,
 1995 . . . . . .    50,000     50,000     153,160   69,736   65,736      26.42           160.95%
December 31,
 1996 . . . . . .    50,000     50,000     163,296   77,253   73,753      19.65            72.66



GROWTH AND INCOME SUB-ACCOUNT


                               MINIMUM                                 INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  -------  --------  -------------  ---------------
April 30,
 1993 . . . . . .   $50,000    $50,000    $114,909  $50,000  $46,000         --              --
December 31,
 1993 . . . . . .    50,000     50,000     126,274   56,391   52,391       7.21%             --
December 31,
 1994 . . . . . .    50,000     50,000     117,325   54,455   50,455        .54           66.59%
December 31,
 1995 . . . . . .    50,000     50,000     151,752   73,160   69,660      13.22           51.53
December 31,
 1996 . . . . . .    50,000     50,000     168,827   84,484   81,484      14.23           39.30



STOCK INDEX SUB-ACCOUNT


                               MINIMUM                                  INTERNAL RATE
                     TOTAL    GUARANTEED  VARIABLE                      OF RETURN ON    INTERNAL RATE
                    PREMIUMS    DEATH      DEATH      CASH    NET CASH    NET CASH      OF RETURN ON
DATE                  PAID     BENEFIT    BENEFIT    VALUE     VALUE        VALUE       DEATH BENEFIT
----                --------  ----------  --------  --------  --------  -------------  ---------------
May 1, 1987 . . .   $50,000    $50,000    $114,909  $ 50,000  $ 46,000        --              --
December 31,
 1987 . . . . . .    50,000     50,000      97,521    43,409    39,409    (29.96)%            --
December 31,
 1988 . . . . . .    50,000     50,000     106,142    49,107    45,107     (5.99)          57.01%
December 31,
 1989 . . . . . .    50,000     50,000     133,705    64,257    60,757      7.58           44.57
December 31,
 1990 . . . . . .    50,000     50,000     118,857    59,295    56,295      3.29           26.62
December 31,
 1991 . . . . . .    50,000     50,000     146,300    75,709    73,209      8.51           25.86
December 31,
 1992 . . . . . .    50,000     75,033     148,219    79,503    77,503      8.04           21.13
December 31,
 1993 . . . . . .    50,000     75,033     153,680    85,376    83,876      8.07           18.34
December 31,
 1994 . . . . . .    50,000     75,033     146,891    84,446    83,446      6.91           15.09
December 31,
 1995 . . . . . .    50,000     75,033     191,956   114,091   113,591      9.93           16.79
December 31,
 1996 . . . . . .    50,000     75,033     221,069   135,706   135,706     10.88           16.62

VENTURE VALUE SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     110,158   48,245   44,245     (51.89)%             --
December 31, 1995 .    50,000     50,000     145,183   66,104   62,104      20.41           149.26%
December 31, 1996 .    50,000     50,000     171,321   81,049   77,549      22.45            76.52



U.S. GOVERNMENT SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     114,367   50,088   46,088     (38.58)%             --
December 31, 1995 .    50,000     50,000     124,115   56,512   52,512       4.29           117.93%
December 31, 1996 .    50,000     50,000     121,085   57,284   53,784       3.42            50.40



STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT


                                 MINIMUM                                 INTERNAL RATE
                       TOTAL    GUARANTEED  VARIABLE                     OF RETURN ON    INTERNAL RATE
                      PREMIUMS    DEATH      DEATH     CASH    NET CASH    NET CASH      OF RETURN ON
DATE                    PAID     BENEFIT    BENEFIT    VALUE    VALUE        VALUE       DEATH BENEFIT
----                  --------  ----------  --------  -------  --------  -------------  ---------------
October 31, 1994  .   $50,000    $50,000    $114,909  $50,000  $46,000         --               --
December 31, 1994 .    50,000     50,000     111,979   49,043   45,043     (46.46)%             --
December 31, 1995 .    50,000     50,000     126,611   57,648   53,648       6.22           121.68%
December 31, 1996 .    50,000     50,000     136,347   64,504   61,004       9.61            58.87

                                   APPENDIX C

              EXAMPLE OF EFFECT OF NEGATIVE INVESTMENT PERFORMANCE
                      ON CALCULATION OF SURRENDER CHARGES

  As described under "Charges and Expenses," if there has been negative investment performance under your Policy (that is, cash value is less than your total premium payments because net investment experience of the Sub-Accounts has not been at least equal to total charges or has been negative), any Surrender Charge will be calculated by deeming additional payments to have been reduced before the initial premium. If negative investment performance has been deemed to completely reduce additional payments and to further reduce initial premium, any subsequent increase in cash value (from earnings or net additional payments) will be deemed to increase initial premium before additional payments.

  For example, assume that an initial premium of $30,000 and a net additional payment of $20,000 have been paid, so that the amount of total net premium payments equals $50,000. Assume further that because of negative investment performance, cash value is equal to $40,000, or $10,000 less than total net premium payments. For purposes of calculating the Surrender Charge upon a surrender, the amount of additional payments at this time would be deemed to be equal to $10,000, and the amount of the initial premium would be equal to $30,000. If, because of negative investment performance, cash value were equal to $20,000, the negative investment performance would be deemed to have completely reduced additional payments, and the initial premium remaining would be deemed to be $20,000. If, in this last situation, there was a subsequent increase in cash value (from earnings or net additional payments) of $15,000 occurring after the negative investment performance, $10,000 would be deemed to increase the initial premium first back to $30,000, and the remaining $5,000 would be deemed then to increase additional payments to $5,000.


 EXAMPLE OF ADJUSTMENT TO PREMIUM TAX CHARGE RESULTING FROM ADDITIONAL PAYMENTS

  As described under "Charges and Expenses," if an additional payment is accepted, a proportional adjustment will be made in the rate of the state premium tax charge deducted as part of the Monthly Deduction.

  For example, assume that the cash value immediately before acceptance of the additional payment is $30,000, and the net additional payment would increase the cash value to $50,000. As a result, the state premium tax charge deducted monthly as part of the Monthly Deduction would be 60% of what it was originally, resulting in deductions thereafter at an annual rate of 0.15% for the state premium tax charge.

                                   APPENDIX D

                  EXAMPLES OF EFFECT OF SURRENDERS AND PARTIAL
                       SURRENDERS ON OPERATION OF POLICY

  The following examples assume that an initial premium of $40,000 was paid. The examples further assume that no additional payments have been made and that there have been no partial surrenders.

  Based on these hypothetical assumptions, the examples demonstrate the effect of surrenders and partial surrenders on a hypothetical Policy at the beginning of Policy Year 5, assuming that current cash value is either $60,000 or $30,000.

  THE HYPOTHETICAL CURRENT CASH VALUES OF $60,000 AND $30,000 ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE.

SURRENDER CHARGE ON FULL SURRENDER

 $60,000 current cash value:


Preferred Surrender
 Amount:                $20,000
                        [The maximum of (1) $20,000 (cash value calculated on the date of surrender, or $60,000, in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge
 Imposed:               $2,000
                        [5% of $40,000 ($60,000, the amount being surrendered, less $20,000, the preferred surrender amount)]

Surrender Proceeds:     $58,000
                        [$60,000, the cash value of the Policy, less $2,000, the Surrender Charge]

 $30,000 current cash value:

Preferred Surrender
 Amount:                $4,000
                        [The maximum of (1)--$10,000 (cash value calculated on the date of surrender, or $30,000, in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge
 Imposed:               $1,300
                        [5% of $26,000 ($30,000, or the amount being
                        surrendered, less $4,000, the preferred surrender amount)]

Surrender Proceeds:     $28,700
                        [$30,000, the cash value of the Policy, less $1,300, the Surrender Charge]

SURRENDER CHARGE ON PARTIAL SURRENDER AND EFFECT ON CASH VALUE

 $60,000 current cash value:

Partial Surrender:      $30,000


Preferred Surrender
Amount:                 $20,000
                        The maximum of (1) $20,000 (cash value calculated on the date of surrender, or $60,000, in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]


Surrender Charge
 Imposed:               $500
                        [5% of $10,000 ($30,000, the amount being surrendered, less $20,000, the preferred surrender amount)]

Surrender Proceeds:     $29,500 ($30,000, the amount being surrendered, less
                        $500, the Surrender Charge being imposed)

Remaining Cash Value:   $30,000

Remaining Initial
 Premium:               $30,000

Remaining Surrender
 Charge:                $1,500 [5% of $30,000]

Remaining Cash
 Surrender Value:       $28,500

 $30,000 current cash value:

Partial Surrender:      $20,000

Preferred Surrender
 Amount:                $4,000
                        [The maximum of (1)--$10,000 (cash value calculated on the date of surrender, or $30,000, in excess of the initial premium paid, or $40,000); and (2) $4,000 (10% of the initial premium paid, or $40,000)]

Surrender Charge
 Imposed:               $800
                        [5% of $16,000 ($20,000, or the amount being
                        surrendered, less $4,000, the preferred surrender amount)]

Surrender Proceeds:     $19,200
                        [$20,000, the amount being surrendered, less $800, the surrender charge being imposed]

Remaining Cash Value:   $10,000

Remaining Initial
 Premium:               $20,000

Remaining Surrender
 Charge:                $1,000 [5% of $20,000]

Remaining Cash
 Surrender Value:       $9,000


EFFECT OF PARTIAL SURRENDER ON GUARANTEED DEATH BENEFIT

  Making a partial surrender will reduce the amount of the minimum guaranteed death benefit on a proportionate basis, based on the amount of the reduction in cash value (including any Surrender Charge) resulting from the partial surrender, as compared to the cash value before the reduction (but not more than the partial surrender amount).


Cash Value:             $60,000

Partial Surrender:      $15,000

Cash Value after
Surrender:              $45,000

Minimum Guaranteed
Death Benefit
before partial
surrender:              $40,000
                        [Initial premium paid]

Minimum Guaranteed
Death Benefit
after partial
surrender:              $30,000
                        [$40,000, or the minimum guaranteed death benefit before partial surrender, multiplied by $45,000, the cash value after the partial surrender, divided by $60,000, the cash value before the partial surrender]

                                   APPENDIX E

                            LONG-TERM MARKET TRENDS

  The information below is a comparison of the average annual returns of common stock, high grade corporate bonds and 30-day U.S. Treasury bills over 20-year and 30-year holding periods.* The average annual returns assume the reinvestment of dividends, capital gains and interest. This is an historical record and is not intended as a projection of future performance. Charges associated with a variable life policy are not reflected.

  The data indicates that, historically, the investment performance of common stocks over long periods of time has been positive and has generally been superior to that of long-term, high grade debt securities. Common stocks have, however, been subject to more dramatic market adjustments over short periods of time. These trends indicate the potential advantages of holding a variable life insurance policy for a long period of time.

  Over the 52 20-year time periods beginning in 1926 and ending in 1996 (i.e., 1926-1945, 1927-1946, and so on through 1977-1996):

  -- The average annual return of common stocks was superior to that of high grade, long-term corporate bonds in 49 of the 52 periods.

  -- The average annual return of common stocks surpassed that of U.S. Treasury bills in each of the 52 periods.

  -- Common stock average annual returns exceeded the average annual rate of inflation in each of the 52 periods.

  Over the 42 30-year periods beginning in 1926 and ending in 1996, the average annual return of common stocks was superior to that of high grade, long-term corporate bonds, U.S. Treasury bills and inflation in all 42 periods.

  From 1926 through 1996 the average annual return for common stocks was 10.7%, compared to 5.6% for high grade, long-term corporate bonds, 3.7% for U.S. Treasury bills and 3.1% for the Consumer Price Index.

---------

*Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook  (TM), Ibbotson
 Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

                              -----------------


     SUMMARY: HISTORIC S&P STOCK INDEX RESULTS FOR SPECIFIC HOLDING PERIODS

  The following chart categorizes the historical results of the Standard & Poor's 500 Stock Index with dividends reinvested, over one-year, five-year and twenty-year periods beginning in 1926 and ending in 1996.

  The chart shows that, historically, the longer that a portfolio matching the S&P 500 Stock Index was held, the less likely was the chance of a loss. Conversely, the shorter the holding period of such a portfolio, the more likely was the chance of a loss. The chart also shows that shorter term results tend to be more extreme than longer term results.

  The chart is not a projection or representation of future stock market results. It cannot be taken as representative of the performance of any one fund. Rather it shows the historic performance of a broad index of stocks.

                              -----------------

             PERCENT OF HOLDING PERIODS WITH THE FOLLOWING RETURNS:




                                                       GREATER
                              5.01-   10.01-  15.01-    THAN
 HOLDING   NEGATIVE  0-5.00%  10.00%  15.00%  20.00%   20.00%
 PERIOD     RETURN   RETURN   RETURN  RETURN  RETURN   RETURN
 ------    --------  -------  ------  ------  ------  ---------
 1 year      28%        4%     11%      7%     11%       38%
 5 years     10%       15%     15%     31%     19%        9%
10 years      3%       10%     34%     24%     26%        2%
20 years      0%        6%     32%     56%      6%        0%



---------
Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook (TM), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

                                 APPENDIX F

                             DOLLAR COST AVERAGING

  Dollar cost averaging allows a person to take advantage of the historical long-term stock market results, assuming that they continue, although it does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis, and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps an investor from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If the investor has the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. This price could be lower, however, if the fund chosen does not follow these historical trends.

  Investors contemplating the use of dollar cost averaging should consider their ability to continue the on-going purchases so that they can take advantage of periods of low price levels.

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, Venture Value Sub-Account, Bond Opportunities Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account) of New England Life Insurance Company (formerly New England Variable Life Insurance Company) as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended for all Sub-Accounts, except for U.S. Government Sub-Account and Bond Opportunities Sub-Account which are for the period July 1, 1996 (Commencement of Operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of New England Variable Life Separate Account for the years ended December 31, 1995 and 1994 were audited by other auditors whose report, dated February 6, 1996, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned sub-accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1996, and the results of their operations and changes in their net assets for the period then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 18, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners and Board of Directors of New England Variable Life Separate Account of New England Variable Life Insurance Company:

We have audited the statements of operations and changes in net assets of New England Variable Life Separate Account, comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Value Growth Sub-Account, Small Cap Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account for each of the periods ended December 31, 1995 and 1994, and also comprised of the Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, and Venture Value Sub-Account for the period May 1, 1995 (commencement of operations) through December 31, 1995, of New England Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of operation and changes in net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of operation and changes in net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statements of operation and changes in net assets. We believe that our audits of the statements of operation and changes in net assets provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the respective aforementioned sub-accounts comprising New England Variable Life Separate Account of New England Variable Life Insurance Company for each of the aforementioned periods ending December 31, 1995 and 1994, in conformity with generally accepted accounting principles.



                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 6, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996





                                                                                                      NEW ENGLAND ZENITH FUND
                                                            ----------------------------------------------------------------

                                                              CAPITAL        BOND         MONEY        STOCK
                                                               GROWTH       INCOME       MARKET        INDEX       MANAGED
                                                                SUB-         SUB-         SUB-         SUB-         SUB-
                                                              ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                                                            ------------  -----------  -----------  -----------  -----------
ASSETS
Investments in New England Zenith Fund, Variable Insurance
 Products Fund, and Variable Insurance Products Fund II at
 value (Note 2) . . . . . . . . . . . . . . . . . . . . .   $583,330,618  $36,866,420  $32,121,040  $35,364,494  $31,136,621
                                    SHARES        COST
                                   ---------  ------------
Capital Growth
 Series  . . . . . . . . . . . .   1,365,890  $445,321,213
Back Bay Advisors Bond Income
 Series. . . . . . . . . . . . .     349,015    36,825,901
Back Bay Advisors Money Market
 Series. . . . . . . . . . . . .     321,210    32,121,040
Westpeak Stock Index Series  . .     295,640    27,731,481
Back Bay Advisors Managed
 Series  . . . . . . . . . . . .     182,770    24,998,992
Loomis Sayles Avanti Growth
 Series. . . . . . . . . . . . .     168,672    21,813,307
Westpeak Growth and Income
 Series  . . . . . . . . . . . .     132,562    17,011,817
Loomis Sayles Small Cap
 Series  . . . . . . . . . . . .     173,260    21,938,318
Salomon Bros. U.S. Government
 Series. . . . . . . . . . . . .       4,330        47,709
Loomis Sayles Balanced Series  .     277,182     3,519,191
Alger Equity Growth Series . . .   1,694,286    24,312,591
Draycott International Equity
 Series. . . . . . . . . . . . .     441,122     4,844,072
Davis Venture Value Series . . .   1,191,836    16,778,624
Salomon Bros. Bond Opportunities
 Series. . . . . . . . . . . . .       2,345        28,407
VIP Equity-Income Series . . . .   3,994,844    67,601,587
VIP Overseas Series  . . . . . .   3,251,652    51,758,903
VIP High Income Series . . . . .     370,017     4,270,016
VIP II Asset Manager Series  . .     244,107     3,585,079
Amount due and accrued (payable) from policy-related
 transactions, net  . . . . . . . . . . . . . . . . . . .        378,429       37,297    1,495,891       73,267       36,326
Dividends receivable  . . . . . . . . . . . . . . . . . .             --           --      135,927           --           --
                                                            ------------  -----------  -----------  -----------  -----------
   Total Assets . . . . . . . . . . . . . . . . . . . . .    583,709,047   36,903,717   33,752,858   35,437,761   31,172,947
LIABILITIES
Due New England Life Insurance Company  . . . . . . . . .     58,709,427    4,152,861    3,940,579    4,110,599    2,587,943
                                                            ------------  -----------  -----------  -----------  -----------
   Total Liabilities  . . . . . . . . . . . . . . . . . .     58,709,427    4,152,861    3,940,579    4,110,599    2,587,943
                                                            ------------  -----------  -----------  -----------  -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE POLICIES . . . . .   $524,999,620  $32,750,856  $29,812,279  $31,327,162  $28,585,004
                                                            ============  ===========  ===========  ===========  ===========





                GROWTH
  AVANTI         AND
  GROWTH        INCOME
   SUB-          SUB-
  ACCOUNT      ACCOUNT
-----------  ----------


$26,636,623  $20,118,907



















     69,074       23,180
         --           --
-----------  -----------
 26,705,697   20,142,087

  4,214,337    2,970,391
-----------  -----------
  4,214,337    2,970,391
-----------  -----------
$22,491,360  $17,171,696
===========  ===========



                       See Notes to Financial Statements



                                                                                                      VARIABLE INSURANCE
                                                                                                        PRODUCTS FUND
-------------------------------------------------------------------------------------------  ------------------------------------

   SMALL        U.S.                   EQUITY     INTERNATIONAL    VENTURE        BOND         EQUITY-                    HIGH
    CAP      GOVERNMENT   BALANCED     GROWTH        EQUITY         VALUE     OPPORTUNITIES    INCOME      OVERSEAS      INCOME
   SUB-         SUB-        SUB-        SUB-          SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
  ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT     ACCOUNT
-----------  ----------  ----------  -----------  -------------  -----------  -------------  -----------  -----------  ----------


$24,997,883   $46,890    $3,755,816  $26,396,980   $4,980,263    $19,176,647     $27,254     $84,011,576  $61,261,119  $4,632,616
























     49,863       (56)          446       33,786       (6,452)        90,311          --          39,225       91,476         388

         --        --            --           --           --             --          --              --           --          --
-----------   -------    ----------  -----------   ----------    -----------     -------     -----------  -----------  ----------
 25,047,746    46,834     3,756,262   26,430,766    4,973,811     19,266,958      27,254      84,050,801   61,352,595   4,633,004


  3,525,015       797       522,853    4,360,484      735,836      2,604,988         486      11,691,229    9,943,254     534,363
-----------   -------    ----------  -----------   ----------    -----------     -------     -----------  -----------  ----------

  3,525,015       797       522,853    4,360,484      735,836      2,604,988         486      11,691,229    9,943,254     534,363
-----------   -------    ----------  -----------   ----------    -----------     -------     -----------  -----------  ----------

$21,522,731   $46,037    $3,233,409  $22,070,282   $4,237,975    $16,661,970     $26,768     $72,359,572  $51,409,341  $4,098,641
===========   =======    ==========  ===========   ==========    ===========     =======     ===========  ===========  ==========
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-----------  -------------

  ASSET
 MANAGER
   SUB-
 ACCOUNT          TOTAL
-----------  -------------

$4,132,726   $  998,994,493



















    (5,236)       2,407,215
        --          135,927
----------   --------------
 4,127,490    1,001,537,635

   547,395      115,152,837
----------   --------------
   547,395      115,152,837
----------   --------------
$3,580,095   $  886,384,798
==========   ==============



                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996





                                                                                                          NEW ENGLAND ZENITH FUND
                                            -------------------------------------------------------------------------------------
                                                                                                                          GROWTH
                                              CAPITAL        BOND        MONEY       STOCK                   AVANTI        AND
                                               GROWTH       INCOME       MARKET      INDEX      MANAGED      GROWTH       INCOME
                                                SUB-         SUB-         SUB-        SUB-        SUB-        SUB-         SUB-
                                              ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                            ------------  -----------  ----------  ----------  ----------  ----------  ------------
INCOME
Dividends . . . . . . . . . . . . . . . .   $ 32,991,113  $2,579,133   $1,306,712  $  841,454  $2,942,415  $1,494,679   $1,804,344
EXPENSE
Mortality and expense risk charge
 (Note 3) . . . . . . . . . . . . . . . .      2,981,244     192,456      160,903     168,590     158,607     137,775      100,738
                                            ------------  ----------   ----------  ----------  ----------  ----------   ----------
Net investment income (loss)  . . . . . .     30,009,869   2,386,677    1,145,809     672,864   2,783,808   1,356,904    1,703,606
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net unrealized appreciation (depreciation)
 on investments:
  Beginning of period . . . . . . . . . .     71,963,590     997,195           --   2,853,587   5,216,548   2,881,100    2,105,777
  End of period . . . . . . . . . . . . .    138,009,405      40,519           --   7,633,013   6,137,629   4,823,316    3,107,090
                                            ------------  ----------   ----------  ----------  ----------  ----------   ----------
Net change in unrealized appreciation
 (depreciation) . . . . . . . . . . . . .     66,045,815    (956,676)          --   4,779,426     921,081   1,942,216    1,001,313
Net realized gain (loss) on investments .        985,421         299           --       1,808      69,775      27,429       18,964
                                            ------------  ----------   ----------  ----------  ----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . .     67,031,236    (956,377)          --   4,781,234     990,856   1,969,645    1,020,277
                                            ------------  ----------   ----------  ----------  ----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . . .   $ 97,041,105  $1,430,300   $1,145,809  $5,454,098  $3,774,664  $3,326,549   $2,723,883
                                            ============  ==========   ==========  ==========  ==========  ==========   ==========



* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.
                       See Notes to Financial Statements



                                                                                                VARIABLE INSURANCE
                                                                                                   PRODUCTS FUND
---------------------------------------------------------------------------------------  ---------------------------------

  SMALL        U.S.                 EQUITY     INTERNATIONAL   VENTURE        BOND         EQUITY-                  HIGH
   CAP      GOVERNMENT  BALANCED    GROWTH        EQUITY        VALUE     OPPORTUNITIES    INCOME      OVERSEAS    INCOME
   SUB-        SUB-       SUB-       SUB-          SUB-          SUB-         SUB-          SUB-         SUB-       SUB-
 ACCOUNT     ACCOUNT*   ACCOUNT    ACCOUNT        ACCOUNT      ACCOUNT      ACCOUNT*       ACCOUNT     ACCOUNT    ACCOUNT
----------  ----------  --------  -----------  -------------  ----------  -------------  -----------  ----------  --------

$1,624,708    $ 702     $104,939  $   44,863     $ 71,347     $  444,012    $ 1,218      $ 2,662,990  $1,164,550  $199,463


    90,146       28       11,713     104,685       19,385         64,656         40          428,473     325,346    19,551
----------    -----     --------  ----------     --------     ----------    -------      -----------  ----------  --------
 1,534,562      674       93,226     (59,822)      51,962        379,356      1,178        2,234,517     839,204   179,912


   768,552       --        3,769      65,901       24,089        171,931         --        9,642,454   4,022,725   167,043

 3,059,565     (819)     236,625   2,084,389      136,191      2,398,023     (1,153)      16,409,989   9,502,216   362,600
----------    -----     --------  ----------     --------     ----------    -------      -----------  ----------  --------
 2,291,013     (819)     232,856   2,018,488      112,102      2,226,092     (1,153)       6,767,535   5,479,491   195,557

    31,570       --        2,318      11,723          159          4,907         --           27,750      44,049     1,942
----------    -----     --------  ----------     --------     ----------    -------      -----------  ----------  --------

 2,322,583     (819)     235,174   2,030,211      112,261      2,230,999     (1,153)       6,795,285   5,523,540   197,499
----------    -----     --------  ----------     --------     ----------    -------      -----------  ----------  --------

$3,857,145    $(145)    $328,400  $1,970,389     $164,223     $2,610,355    $    25      $ 9,029,802  $6,362,744  $377,411
==========    =====     ========  ==========     ========     ==========    =======      ===========  ==========  ========
VARIABLE
INSURANCE
PRODUCTS
 FUND II
---------  -----------

  ASSET
 MANAGER
  SUB-
 ACCOUNT       TOTAL
---------  -----------

$174,907   $ 50,453,549

  20,483      4,984,819
--------   ------------
 154,424     45,468,730


 269,255    101,153,516
 547,647    194,486,245
--------   ------------
 278,392     93,332,729
   4,122      1,232,236
--------   ------------
 282,514     94,564,965
--------   ------------
$436,938   $140,033,695
========   ============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995





                                                                             NEW ENGLAND ZENITH FUND
                        ----------------------------------------------------------------------------

                          CAPITAL        BOND         MONEY        STOCK                     AVANTI
                           GROWTH       INCOME        MARKET       INDEX       MANAGED       GROWTH
                            SUB-         SUB-          SUB-        SUB-          SUB-         SUB-
                          ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                        ------------  ------------  ----------  ------------  ----------  ------------
INCOME
Dividends . . . . . .   $ 58,318,276  $ 1,844,411   $1,109,838  $   627,118   $1,061,289   $  535,217
EXPENSE
Mortality and expense
 risk charge
 (Note 3) . . . . . .      2,173,846      143,873      112,033       95,240      113,501       77,636
                        ------------  -----------   ----------  -----------   ----------   ----------
Net investment
 income . . . . . . .     56,144,430    1,700,538      997,805      531,878      947,788      457,581
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of
   period . . . . . .      9,892,073   (2,028,893)          --   (1,645,744)     703,242      205,680
  End of period . . .     71,963,590      997,195           --    2,853,587    5,216,548    2,881,100
                        ------------  -----------   ----------  -----------   ----------   ----------
Net change in
 unrealized
 appreciation
 (depreciation) . . .     62,071,517    3,026,088           --    4,499,331    4,513,306    2,675,420
Net realized gain
 (loss) on
 investments  . . . .      1,613,390        7,382           --        7,637       42,457       21,233
                        ------------  -----------   ----------  -----------   ----------   ----------
Net realized and
 unrealized gain on
 investments. . . . .     63,684,907    3,033,470           --    4,506,968    4,555,763    2,696,653
                        ------------  -----------   ----------  -----------   ----------   ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS . . . . .   $119,829,337  $ 4,734,008   $  997,805  $ 5,038,846   $5,503,551   $3,154,234
                        ============  ===========   ==========  ===========   ==========   ==========



* For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
                       See Notes to Financial Statements

                                                                                                        VARIABLE
                                                                                                        INSURANCE
                                                                            VARIABLE INSURANCE          PRODUCTS
                                                                               PRODUCTS FUND             FUND II
-------------------------------------------------------------------  ---------------------------------  ---------
  GROWTH
   AND        SMALL                EQUITY   INTERNATIONAL  VENTURE     EQUITY-                  HIGH      ASSET
  INCOME       CAP      BALANCED   GROWTH      EQUITY       VALUE      INCOME      OVERSEAS    INCOME    MANAGER
   SUB-        SUB-       SUB-      SUB-        SUB-         SUB-       SUB-         SUB-       SUB-      SUB-
 ACCOUNT     ACCOUNT    ACCOUNT*  ACCOUNT*    ACCOUNT*     ACCOUNT*    ACCOUNT     ACCOUNT    ACCOUNT    ACCOUNT
----------  ----------  --------  --------  -------------  --------  -----------  ----------  --------  ---------

$  606,696  $  365,015  $17,538   $195,436    $12,460      $ 86,716  $ 2,284,557  $  282,520  $  8,412  $ 11,896


    52,633      24,746      743     11,686      2,165         7,251      233,864     240,253     6,639     9,537
----------  ----------  -------   --------    -------      --------  -----------  ----------  --------  --------
   554,063     340,269   16,795    183,750     10,295        79,465    2,050,693      42,267     1,773     2,359


     1,918       4,662       --         --         --            --      149,659     260,895       213    (1,503)

 2,105,777     768,552    3,769     65,901     24,089       171,931    9,642,454   4,022,725   167,043   269,255
----------  ----------  -------   --------    -------      --------  -----------  ----------  --------  --------
 2,103,859     763,890    3,769     65,901     24,089       171,931    9,492,795   3,761,830   166,830   270,758

     9,493       1,325      223        237        (34)          203       61,089      32,279     2,817     4,661
----------  ----------  -------   --------    -------      --------  -----------  ----------  --------  --------

 2,113,352     765,215    3,992     66,138     24,055       172,134    9,553,884   3,794,109   169,647   275,419
----------  ----------  -------   --------    -------      --------  -----------  ----------  --------  --------

$2,667,415  $1,105,484  $20,787   $249,888    $34,350      $251,599  $11,604,577  $3,836,376  $171,420  $277,778
==========  ==========  =======   ========    =======      ========  ===========  ==========  ========  ========



-----------




    TOTAL
-----------

$ 67,367,395

   3,305,646
------------
  64,061,749


   7,542,202
 101,153,516
------------
  93,611,314
   1,804,392
------------
  95,415,706
------------
$159,477,455
============


                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1994




                                                                            NEW ENGLAND ZENITH FUND
                                             -------------------------------------------------------------------------------------
                                                                                                                          GROWTH
                                               CAPITAL         BOND        MONEY       STOCK                    AVANTI     AND
                                                GROWTH        INCOME       MARKET      INDEX       MANAGED      GROWTH    INCOME
                                                 SUB-          SUB-         SUB-       SUB-          SUB-        SUB-      SUB-
                                               ACCOUNT        ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT     ACCOUNT   ACCOUNT
                                             -------------  ------------  --------  ------------  -----------  --------  ---------
INCOME
Dividends  . . . . . . . . . . . . . . . .   $ 13,519,083   $ 1,399,070   $691,932  $   307,159   $  678,949   $ 43,109  $ 89,817
EXPENSE
Mortality and expense risk charge
 (Note 3)  . . . . . . . . . . . . . . . .      1,637,278       107,252     93,830       59,230       86,049     31,737    18,214
                                             ------------   -----------   --------  -----------   ----------   --------  --------
Net investment income (loss) . . . . . . .     11,881,805     1,291,818    598,102      247,929      592,900     11,372    71,603
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net unrealized appreciation (depreciation)
 on investments:
  Beginning of period  . . . . . . . . . .     46,100,393        41,284         --   (1,457,732)   1,602,795    143,154    67,310
  End of period  . . . . . . . . . . . . .      9,892,073    (2,028,893)        --   (1,645,744)     703,242    205,680     1,918
                                             ------------   -----------   --------  -----------   ----------   --------  --------
Net change in unrealized appreciation
 (depreciation). . . . . . . . . . . . . .    (36,208,320)   (2,070,177)        --     (188,012)    (899,553)    62,526   (65,392)
Net realized gain (loss) on
 investments . . . . . . . . . . . . . . .         67,810         1,763         --        6,200       37,994        542       776
                                             ------------   -----------   --------  -----------   ----------   --------  --------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .    (36,140,510)   (2,068,414)        --     (181,812)    (861,559)    63,068   (64,616)
                                             ------------   -----------   --------  -----------   ----------   --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS . . . . . . . .   $(24,258,705)  $  (776,596)  $598,102  $    66,117   $ (268,659)  $ 74,440  $  6,987
                                             ============   ===========   ========  ===========   ==========   ========  ========
                                                                                         VARIABLE
                                                                                         INSURANCE
                                                             VARIABLE INSURANCE          PRODUCTS
                                                                PRODUCTS FUND             FUND II
                                                       --------------------------------  ---------  ---------------

                                              SMALL    EQUITY-                  HIGH       ASSET
                                               CAP      INCOME    OVERSEAS     INCOME     MANAGER
                                               SUB-      SUB-       SUB-        SUB-       SUB-
                                             ACCOUNT*  ACCOUNT     ACCOUNT    ACCOUNT**  ACCOUNT**      TOTAL
                                             --------  ---------  ----------  ---------  ---------  ---------------
INCOME
Dividends  . . . . . . . . . . . . . . . .    $  327   $670,101   $  69,390     $ --     $    --     $ 17,468,937
EXPENSE
Mortality and expense risk charge
 (Note 3)  . . . . . . . . . . . . . . . .        28     75,586     133,276        6          34        2,242,520
                                              ------   --------   ---------     ----     -------     ------------
Net investment income (loss) . . . . . . .       299    594,515     (63,886)      (6)        (34)      15,226,417
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net unrealized appreciation (depreciation)
 on investments:
  Beginning of period  . . . . . . . . . .        --     93,013     700,341       --          --       47,290,558
  End of period  . . . . . . . . . . . . .     4,662    149,659     260,895      213      (1,503)       7,542,202
                                              ------   --------   ---------     ----     -------     ------------
Net change in unrealized appreciation
 (depreciation). . . . . . . . . . . . . .     4,662     56,646    (439,446)     213      (1,503)     (39,748,356)
Net realized gain (loss) on
 investments . . . . . . . . . . . . . . .        --       (929)       (471)      --          --          113,685
                                              ------   --------   ---------     ----     -------     ------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .     4,662     55,717    (439,917)     213      (1,503)     (39,634,671)
                                              ------   --------   ---------     ----     -------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS . . . . . . . .    $4,961   $650,232   $(503,803)    $207     $(1,537)    $(24,408,254)
                                              ======   ========   =========     ====     =======     ============



 * For the period May 2, 1994 (Commencement of Operations) through December 31, 1994.
** For the period August 31, 1994 (Commencement of Operations) through December
 31, 1994.




                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996





                                                                                                         NEW ENGLAND ZENITH FUND
                               -------------------------------------------------------------------------------------------------
                                                                                                                        GROWTH
                                 CAPITAL         BOND          MONEY          STOCK                      AVANTI           AND
                                  GROWTH        INCOME         MARKET         INDEX        MANAGED       GROWTH         INCOME
                                   SUB-          SUB-           SUB-          SUB-          SUB-          SUB-           SUB-
                                 ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
                               -------------  ------------  -------------  ------------  ------------  ------------  --------------
FROM OPERATING ACTIVITIES
Net investment income
 (loss)  . . . . . . . . . .   $ 30,009,869   $ 2,386,677   $  1,145,809   $   672,864   $ 2,783,808   $ 1,356,904    $ 1,703,606
Net realized and unrealized
 gain (loss) on
 investments . . . . . . . .     67,031,236      (956,377)            --     4,781,234       990,856     1,969,645      1,020,277
                               ------------   -----------   ------------   -----------   -----------   -----------    -----------
  Net increase (decrease) in
   net assets resulting from
   operations  . . . . . . .     97,041,105     1,430,300      1,145,809     5,454,098     3,774,664     3,326,549      2,723,883
FROM POLICY-RELATED
 TRANSACTIONS
Net premiums transferred from
 New England Life Insurance
 Company (Note 4)  . . . . .    111,194,198     8,517,031     79,806,482     6,566,717     5,631,293     7,140,375      5,201,936
Net transfers (to) from other
 sub-accounts. . . . . . . .     (1,541,352)    1,894,963    (61,482,739)    5,875,439     1,412,522     2,859,556      2,274,270
Net transfers to New England
 Life Insurance Company  . .    (76,528,987)   (5,770,575)    (9,089,129)   (5,144,242)   (4,232,475)   (5,172,577)    (3,338,871)
                               ------------   -----------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets
 resulting from policy
 related transactions  . . .     33,123,859     4,641,419      9,234,614     7,297,914     2,811,340     4,827,354      4,137,335
                               ------------   -----------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets .    130,164,964     6,071,719     10,380,423    12,752,012     6,586,004     8,153,903      6,861,218
NET ASSETS, AT BEGINNING OF
 THE PERIOD  . . . . . . . .    394,834,656    26,679,137     19,431,856    18,575,150    21,999,000    14,337,457     10,310,478
                               ------------   -----------   ------------   -----------   -----------   -----------    -----------
NET ASSETS, AT END OF THE
 PERIOD. . . . . . . . . . .   $524,999,620   $32,750,856   $ 29,812,279   $31,327,162   $28,585,004   $22,491,360    $17,171,696
                               ============   ===========   ============   ===========   ===========   ===========    ===========



* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.
                       See Notes to Financial Statements




-----------------------------------------------------------------------------------------------

   SMALL         U.S.                    EQUITY      INTERNATIONAL    VENTURE         BOND
    CAP       GOVERNMENT   BALANCED      GROWTH         EQUITY         VALUE      OPPORTUNITIES
   SUB-          SUB-        SUB-         SUB-           SUB-          SUB-           SUB-
  ACCOUNT      ACCOUNT*    ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT*
------------  ----------  -----------  ------------  -------------  ------------  -------------

$ 1,534,562    $   674    $   93,226   $   (59,822)  $    51,962    $   379,356     $ 1,178

  2,322,583       (819)      235,174     2,030,211       112,261      2,230,999      (1,153)
-----------    -------    ----------   -----------   -----------    -----------     -------

  3,857,145       (145)      328,400     1,970,389       164,223      2,610,355          25


  5,440,860         --       811,932     9,286,073     1,454,605      4,876,053          --
 10,060,122     46,951     2,383,695    11,496,667     2,908,047      9,510,686      27,190

 (4,380,392)      (769)     (708,829)   (6,395,345)   (1,242,748)    (3,721,564)       (447)
-----------    -------    ----------   -----------   -----------    -----------     -------

 11,120,590     46,182     2,486,798    14,387,395     3,119,904     10,665,175      26,743
-----------    -------    ----------   -----------   -----------    -----------     -------
 14,977,735     46,037     2,815,198    16,357,784     3,284,127     13,275,530      26,768

  6,544,996         --       418,211     5,712,498       953,848      3,386,440          --
-----------    -------    ----------   -----------   -----------    -----------     -------

$21,522,731    $46,037    $3,233,409   $22,070,282   $ 4,237,975    $16,661,970     $26,768
===========    =======    ==========   ===========   ===========    ===========     =======
                                            VARIABLE
                                           INSURANCE
           VARIABLE INSURANCE               PRODUCTS
             PRODUCTS FUND                  FUND II
----------------------------------------   -----------  -------------

  EQUITY-                        HIGH        ASSET
   INCOME        OVERSEAS       INCOME      MANAGER
    SUB-           SUB-          SUB-         SUB-
  ACCOUNT        ACCOUNT       ACCOUNT      ACCOUNT         TOTAL
-------------  -------------  -----------  -----------  -------------

$  2,234,517   $    839,204   $  179,912   $  154,424   $  45,468,730
   6,795,285      5,523,540      197,499      282,514      94,564,965
------------   ------------   ----------   ----------   -------------
   9,029,802      6,362,744      377,411      436,938     140,033,695

  20,426,731     17,135,189      970,763    1,258,847     285,719,085
   9,029,810      1,051,463    1,631,762      560,948              --
 (13,479,623)   (11,522,274)    (623,788)    (649,631)   (152,002,266)
------------   ------------   ----------   ----------   -------------
  15,976,918      6,664,378    1,978,737    1,170,164     133,716,819
------------   ------------   ----------   ----------   -------------
  25,006,720     13,027,122    2,356,148    1,607,102     273,750,514
  47,352,852     38,382,219    1,742,493    1,972,993     612,634,284
------------   ------------   ----------   ----------   -------------
$ 72,359,572   $ 51,409,341   $4,098,641   $3,580,095   $ 886,384,798
============   ============   ==========   ==========   =============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995





                                                                                                         NEW ENGLAND ZENITH FUND
                                             -----------------------------------------------------------------------------------

                                               CAPITAL         BOND          MONEY          STOCK                       AVANTI
                                                GROWTH        INCOME         MARKET         INDEX        MANAGED        GROWTH
                                                 SUB-          SUB-           SUB-          SUB-          SUB-           SUB-
                                               ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT
                                             -------------  ------------  -------------  ------------  ------------  --------------
FROM OPERATING ACTIVITIES
Net investment income  . . . . . . . . . .   $ 56,144,430   $ 1,700,538   $    997,805   $   531,878   $   947,788    $   457,581
Net realized and unrealized gain on
 investments . . . . . . . . . . . . . . .     63,684,907     3,033,470             --     4,506,968     4,555,763      2,696,653
                                             ------------   -----------   ------------   -----------   -----------    -----------
  Increase in net assets resulting from
   operations. . . . . . . . . . . . . . .    119,829,337     4,734,008        997,805     5,038,846     5,503,551      3,154,234
FROM POLICY-RELATED TRANSACTIONS
Net premiums transferred from New England
 Life Insurance Company (Note 4) . . . . .    100,611,223     7,330,838     40,457,027     4,559,195     4,757,562      5,407,500
Net transfers (to) from other
 sub-accounts  . . . . . . . . . . . . . .     (7,820,362)    2,481,090    (32,083,917)    2,734,513       286,111      3,131,998
Net transfers to New England Life Insurance
 Company . . . . . . . . . . . . . . . . .    (67,280,279)   (4,616,930)    (6,819,802)   (3,436,368)   (3,307,802)    (3,767,486)
                                             ------------   -----------   ------------   -----------   -----------    -----------
Increase in net assets resulting from
 policy related transactions . . . . . . .     25,510,582     5,194,998      1,553,308     3,857,340     1,735,871      4,772,012
                                             ------------   -----------   ------------   -----------   -----------    -----------
Net increase in net assets . . . . . . . .    145,339,919     9,929,006      2,551,113     8,896,186     7,239,422      7,926,246
NET ASSETS, AT BEGINNING OF THE PERIOD . .    249,494,737    16,750,131     16,880,743     9,678,964    14,759,578      6,411,211
                                             ------------   -----------   ------------   -----------   -----------    -----------
NET ASSETS, AT END OF THE PERIOD . . . . .   $394,834,656   $26,679,137   $ 19,431,856   $18,575,150   $21,999,000    $14,337,457
                                             ============   ===========   ============   ===========   ===========    ===========



* For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
                       See Notes to Financial Statements



                                                                                           VARIABLE INSURANCE
                                                                                             PRODUCTS FUND
------------------------------------------------------------------------------   --------------------------------------
  GROWTH
    AND          SMALL                   EQUITY      INTERNATIONAL   VENTURE       EQUITY-                      HIGH
  INCOME          CAP       BALANCED     GROWTH         EQUITY        VALUE        INCOME       OVERSEAS       INCOME
   SUB-          SUB-         SUB-        SUB-           SUB-          SUB-         SUB-          SUB-          SUB-
  ACCOUNT       ACCOUNT     ACCOUNT*    ACCOUNT*       ACCOUNT*      ACCOUNT*      ACCOUNT       ACCOUNT      ACCOUNT
------------  ------------  ---------  ------------  -------------  -----------  ------------  ------------  -----------

$   554,063   $   340,269   $ 16,795   $   183,750    $  10,295     $   79,465   $ 2,050,693   $    42,267   $    1,773

  2,113,352       765,215      3,992        66,138       24,055        172,134     9,553,884     3,794,109      169,647
-----------   -----------   --------   -----------    ---------     ----------   -----------   -----------   ----------
  2,667,415     1,105,484     20,787       249,888       34,350        251,599    11,604,577     3,836,376      171,420


  3,473,273     2,237,626     81,978     1,048,361      241,835        625,044    13,985,879    17,076,602      395,370
  2,645,617     4,814,141    409,874     5,735,744      948,764      3,228,499    12,483,761    (2,007,296)   1,503,857

 (2,568,808)   (1,803,085)   (94,428)   (1,321,495)    (271,101)      (718,702)   (9,853,532)   (8,392,295)    (358,576)
-----------   -----------   --------   -----------    ---------     ----------   -----------   -----------   ----------

  3,550,082     5,248,682    397,424     5,462,610      919,498      3,134,841    16,616,108     6,677,011    1,540,651
-----------   -----------   --------   -----------    ---------     ----------   -----------   -----------   ----------
  6,217,497     6,354,166    418,211     5,712,498      953,848      3,386,440    28,220,685    10,513,387    1,712,071

  4,092,981       190,830         --            --           --             --    19,132,167    27,868,832       30,422
-----------   -----------   --------   -----------    ---------     ----------   -----------   -----------   ----------

$10,310,478   $ 6,544,996   $418,211   $ 5,712,498    $ 953,848     $3,386,440   $47,352,852   $38,382,219   $1,742,493
===========   ===========   ========   ===========    =========     ==========   ===========   ===========   ==========
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-----------  ----------------

  ASSET
 MANAGER
   SUB-
 ACCOUNT          TOTAL
-----------  ----------------

$    2,359    $  64,061,749
   275,419       95,415,706
----------    -------------
   277,778      159,477,455

   696,227      202,985,540
 1,507,606               --
  (709,312)    (115,320,001)
----------    -------------
 1,494,521       87,665,539
----------    -------------
 1,772,299      247,142,994
   200,694      365,491,290
----------    -------------
$1,972,993    $ 612,634,284
==========    =============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1994





                                                                        NEW ENGLAND ZENITH FUND
                                     ------------------------------------------------------------------------------------

                                       CAPITAL         BOND          MONEY          STOCK                      AVANTI
                                        GROWTH        INCOME         MARKET         INDEX        MANAGED       GROWTH
                                         SUB-          SUB-           SUB-          SUB-          SUB-          SUB-
                                       ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT
                                     -------------  ------------  -------------  ------------  ------------  ------------
FROM OPERATING ACTIVITIES
Net investment income (loss) . . .   $ 11,881,805   $ 1,291,818   $    598,102   $   247,929   $   592,900   $    11,372
Net realized and unrealized gain
 (loss) on investments . . . . . .    (36,140,510)   (2,068,414)            --      (181,812)     (861,559)       63,068
                                     ------------   -----------   ------------   -----------   -----------   -----------
  Increase (decrease) in net assets
   resulting from operations . . .    (24,258,705)     (776,596)       598,102        66,117      (268,659)       74,440
FROM POLICY-RELATED TRANSACTIONS
Net premiums transferred from New
 England Life Insurance Company
 (Note 4)  . . . . . . . . . . . .    101,802,783     6,362,705     39,544,492     3,600,140     4,112,835     3,173,029
Net transfers (to) from other
 sub-accounts. . . . . . . . . . .     (1,234,289)     (822,617)   (29,858,294)      718,688      (186,357)    2,527,486
Net transfers to New England Life
 Insurance Company . . . . . . . .    (56,761,722)   (4,458,223)    (6,161,941)   (2,075,140)   (3,102,454)   (2,027,427)
                                     ------------   -----------   ------------   -----------   -----------   -----------
  Increase in net assets resulting
   from policy-related
   transactions  . . . . . . . . .     43,806,772     1,081,865      3,524,257     2,243,688       824,024     3,673,088
                                     ------------   -----------   ------------   -----------   -----------   -----------
Net increase in net assets . . . .     19,548,067       305,269      4,122,359     2,309,805       555,365     3,747,528
NET ASSETS, AT BEGINNING OF THE
 PERIOD  . . . . . . . . . . . . .    229,946,670    16,444,862     12,758,384     7,369,159    14,204,213     2,663,683
                                     ------------   -----------   ------------   -----------   -----------   -----------
NET ASSETS, AT END OF THE PERIOD .   $249,494,737   $16,750,131   $ 16,880,743   $ 9,678,964   $14,759,578   $ 6,411,211
                                     ============   ===========   ============   ===========   ===========   ===========
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                       VARIABLE INSURANCE            PRODUCTS
                                                                         PRODUCTS FUND                FUND II
                                                              -------------------------------------  ---------  ---------------
                                       GROWTH
                                         AND         SMALL      EQUITY-                     HIGH       ASSET
                                       INCOME         CAP       INCOME       OVERSEAS      INCOME     MANAGER
                                        SUB-         SUB-        SUB-          SUB-         SUB-       SUB-
                                       ACCOUNT     ACCOUNT*     ACCOUNT       ACCOUNT     ACCOUNT**  ACCOUNT**      TOTAL
                                     ------------  ---------  ------------  ------------  ---------  ---------  ---------------
FROM OPERATING ACTIVITIES
Net investment income (loss) . . .   $    71,603   $    299   $   594,515   $   (63,886)  $    (6)   $    (34)   $ 15,226,417
Net realized and unrealized gain
 (loss) on investments . . . . . .       (64,616)     4,662        55,717      (439,917)      213      (1,503)    (39,634,671)
                                     -----------   --------   -----------   -----------   -------    --------    ------------
  Increase (decrease) in net assets
   resulting from operations . . .         6,987      4,961       650,232      (503,803)      207      (1,537)    (24,408,254)
FROM POLICY-RELATED TRANSACTIONS
Net premiums transferred from New
 England Life Insurance Company
 (Note 4)  . . . . . . . . . . . .     1,762,484      4,323     9,237,234    11,268,285       102       8,495     180,876,907
Net transfers (to) from other
 sub-accounts. . . . . . . . . . .     2,012,595    226,677     9,868,299    16,487,055    36,048     224,709              --
Net transfers to New England Life
 Insurance Company . . . . . . . .    (1,190,128)   (45,131)   (4,905,512)   (8,836,370)   (5,935)    (30,973)    (89,600,956)
                                     -----------   --------   -----------   -----------   -------    --------    ------------
  Increase in net assets resulting
   from policy-related
   transactions  . . . . . . . . .     2,584,951    185,869    14,200,021    18,918,970    30,215     202,231      91,275,951
                                     -----------   --------   -----------   -----------   -------    --------    ------------
Net increase in net assets . . . .     2,591,938    190,830    14,850,253    18,415,167    30,422     200,694      66,867,697
NET ASSETS, AT BEGINNING OF THE
 PERIOD  . . . . . . . . . . . . .     1,501,043         --     4,281,914     9,453,665        --          --     298,623,593
                                     -----------   --------   -----------   -----------   -------    --------    ------------
NET ASSETS, AT END OF THE PERIOD .   $ 4,092,981   $190,830   $19,132,167   $27,868,832   $30,422    $200,694    $365,491,290
                                     ===========   ========   ===========   ===========   =======    ========    ============



 * For the period May 2, 1994 (Commencement of Operations) through December 31, 1994.
** For the period August 31, 1994 (Commencement of Operations) through
 December 31, 1994.


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO"), formerly New England Variable Life Insurance Company ("NEVLICO"), was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO.

Effective with the merger on August 30, 1996 of New England Mutual Life Insurance Company ("NEMLICO") and Metropolitan Life Insurance Company ("MLI"), NEMLICO ceased to exist, with MLI the surviving company of the merger. NELICO then became an indirect wholly-owned subsidiary of MLI.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has eighteen investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the eighteen Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" and "Zenith Life Plus II") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable policies. For the modified single premium ("American Gateway") variable life policies mortality and expense risk charges are not charged against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90%.

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash values in the sub-accounts. These deductions, depending on the policy, could include sales loads, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, Inc. which is a subsidiary of NELICO, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.


        SERIES                 ADVISER                    SUB-ADVISER
        ------          ----------------------  -----------------------------
Capital Growth          Capital Growth
                        Management, L.P.
                        ("CGM")*
Back Bay Advisors       TNE Advisers, Inc.**    Back Bay Advisors, L.P.*
 Money Market
Back Bay Advisors Bond  TNE Advisers, Inc.**    Back Bay Advisors, L.P.*
 Income
Back Bay Advisors       TNE Advisers, Inc.**    Back Bay Advisors, L.P.*
 Managed
Westpeak Stock Index    TNE Advisers, Inc.**    Westpeak Investment Advisors,
                                                L.P.*
Westpeak Growth and     TNE Advisers, Inc.**    Westpeak Investment Advisors,
 Income                                         L.P.*
Loomis Sayles Avanti    TNE Advisers, Inc.**    Loomis, Sayles & Company, L.P.*
 Growth
Loomis Sayles Small     TNE Advisers, Inc.**    Loomis, Sayles & Company, L.P.*
 Cap
Loomis Sayles Balanced  TNE Advisers, Inc.**    Loomis, Sayles & Company, L.P.*
Draycott International  TNE Advisers, Inc.**    Draycott Partners, Ltd.
 Equity
Davis Venture Value     TNE Advisers, Inc.**    Davis Selected Advisers, Inc.
Alger Equity Growth     TNE Advisers, Inc.**    Fred Alger Management, Inc.
Salomon Brothers U.S.   TNE Advisers, Inc.**    Salomon Brothers Asset
 Government                                     Management, Inc.
Salomon Brothers        TNE Advisers, Inc.**    Salomon Brothers Asset
 Strategic Bond                                 Management, Inc.
 Opportunities



 * An affiliate of NELICO
** A subsidiary of NELICO

In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Loomis Sayles Avanti Growth Series and Loomis Sayles Small Cap Series, TNE Advisers became the adviser on May 1, 1995. Prior to that date those Series were advised by their current sub-adviser, except as follows. NEMLICO, the former parent of NELICO, itself served as investment adviser to the Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series until September 10, 1986 when Back Bay Advisors assumed its responsibilities under the investment advisory agreements with those Series. Back Bay Advisors served as investment adviser to the Westpeak Stock Index Series until August 2, 1993, when Westpeak became the investment adviser. The Capital Growth Series was managed by Loomis, Sayles until March 1, 1990, when its Capital Growth Management division was reorganized into CGM. The Equity-Income, Overseas, and High Income Portfolios of the Variable Insurance Products Fund and the Asset Manager Portfolio of the Variable Insurance Products Fund II receive investment advice from Fidelity Management & Research Company.

On January 22, 1997, the Board of Trustees of New England Zenith Fund approved a new subadvisory agreement relating to the Draycott International Equity Series between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc. ("MSAM"). This new agreement, is expected to become effective May 1, 1997 (subject to shareholder approval, if necessary). Under this new agreement MSAM would become subadviser of the Series, succeeding Draycott Partners, Ltd. and would be responsible for the day to day management of the Series. The new name of the Series will be Morgan Stanley International Magnum Equity Series.

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1996:


                                                    PURCHASES        SALES
                                                   ------------  --------------
Capital Growth Series                              $192,435,910   $125,337,191
Back Bay Advisors Money Market Series                98,065,488     87,200,674
Back Bay Advisors Bond Income Series                 18,719,861     11,239,097
Back Bay Advisors Managed Series                     13,159,539      7,382,329
Westpeak Stock Index Series                          16,840,737      7,613,106
Westpeak Growth and Income Series                    11,290,092      4,514,904
Loomis Sayles Avanti Growth Series                   14,804,586      7,554,161
Loomis Sayles Small Cap Series                       20,487,120      6,016,762
Loomis Sayles Balanced Series                         3,720,239        699,768
Draycott International Equity Series                  5,234,589      1,560,413
Davis Venture Value Series                           16,761,770      3,814,839
Alger Equity Growth Series                           25,051,802      7,538,044
Salomon Brothers U.S. Government Series*                 47,709             --
Salomon Brothers Strategic Bond Opportunities
 Series*                                                 28,407             --
VIP Equity-Income Series                             40,788,600     18,781,619
VIP Overseas Series                                  29,417,696     19,661,090
VIP High Income Series                                3,849,778      1,456,754
VIP II Asset Manager Series                           2,822,409      1,496,363



* For the period July 1, 1996 (Commencement of Operations of the sub-account) through December 31, 1996.

8. NET INVESTMENT RETURNS. The following table shows the net investment return of the sub-account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of the American Gateway Series, the mortality and expense risk charge is deducted monthly from cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

FIXED PREMIUM ("ZENITH LIFE") POLICIES


                                                             NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                                 ----------------------------------------------------------------------------------------
                                 1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                      12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                      --------  --------  --------  --------  --------  --------  --------  --------  --------
Capital Growth . . . . . . . . .  52.17%   (9.11%)    30.30%   (3.82%)    53.45%   (6.38%)    14.57%   (7.39%)    37.55%
Bond Income  . . . . . . . . . .   1.91%    7.99%     11.91%    7.71%     17.55%    7.80%     12.22%   (3.70%)    20.78%
Money Market . . . . . . . . . .   6.16%    7.14%      8.87%    7.81%      5.84%    3.43%      2.61%    3.61%      5.33%


SUB-ACCOUNT                       1/1/96-
-----------                       12/31/96
                                 ----------
Capital Growth . . . . . . . . .   20.65%
Bond Income  . . . . . . . . . .    4.24%
Money Market . . . . . . . . . .    4.76%




                                 5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                      12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                      --------  --------  --------  --------  --------  --------  --------  --------  --------
Stock Index  . . . . . . . . . . (12.40%)   15.93%    29.70%   (4.48%)    29.98%    6.92%      9.34%    0.76%     36.44%
Managed  . . . . . . . . . . . .  (0.89%)    9.10%    18.67%    2.85%     19.75%    6.33%     10.26%   (1.46%)    30.81%
                                  1/1/96-
SUB-ACCOUNT                       12/31/96
-----------                      ----------
Stock Index  . . . . . . . . . .   22.04%
Managed  . . . . . . . . . . . .   14.62%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Avanti Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.47%   (0.62%)    29.90%     17.20%
Growth and Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.97%   (1.55%)    35.99%     17.68%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Equity-Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.29%    6.69%     34.62%     13.88%
Overseas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.57%    1.37%      9.30%     12.82%




                                                                                                     5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
Small Cap  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.45%)    28.40%     30.22%




                                                                                                     8/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
High Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.58%)    20.18%     13.63%
Asset Manager  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.41%)    16.55%     14.20%




                                                                                                               5/1/95-    1/1/96-
SUB-ACCOUNT                                                                                                    12/31/95   12/31/96
-----------                                                                                                    --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24.84%     12.78%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.75%     16.50%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.85%      6.30%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.64%     25.40%

SINGLE PREMIUM ("ZENITH LIFE ONE") POLICIES


                                                              NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                                  ----------------------------------------------------------------------------------------
                                  1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                       12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                       --------  --------  --------  --------  --------  --------  --------  --------  --------
Capital Growth  . . . . . . . . .  52.02%   (9.20%)    30.17%   (3.91%)    53.29%   (6.47%)    14.46%   (7.38%)    37.41%
Bond Income . . . . . . . . . . .   1.81%    7.88%     11.79%    7.60%     17.43%    7.69%     12.10%   (3.80%)    20.66%
Money Market  . . . . . . . . . .   6.05%    7.03%      8.77%    7.71%      5.74%    3.33%      2.51%    3.35%      5.23%


SUB-ACCOUNT                        1/1/96-
-----------                        12/31/96
                                  ----------
Capital Growth  . . . . . . . . .   20.53%
Bond Income . . . . . . . . . . .    4.14%
Money Market  . . . . . . . . . .    4.65%




                                  5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                       12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                       --------  --------  --------  --------  --------  --------  --------  --------  --------
Stock Index . . . . . . . . . . . (12.46%)   15.82%    29.57%   (4.58%)    29.85%    6.81%      9.23%    0.66%     36.30%
Managed . . . . . . . . . . . . .  (0.96%)    8.99%    18.55%    2.75%     19.63%    6.22%     10.15%   (1.56%)    30.67%
                                   1/1/96-
SUB-ACCOUNT                        12/31/96
-----------                       ----------
Stock Index . . . . . . . . . . .   21.91%
Managed . . . . . . . . . . . . .   14.51%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Avanti Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.39%   (0.72%)    29.77%     17.08%
Growth and Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.90%   (1.65%)    35.85%     17.56%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Equity-Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.22%    6.59%     34.49%     13.77%
Overseas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.49%    1.27%      9.19%     12.70%




                                                                                                     5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
Small Cap  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.52%)    28.27%     30.09%




                                                                                                     8/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
High Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.61%)    20.06%     13.52%
Asset Manager  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.45%)    16.43%     14.09%




                                                                                                           5/1/95-    1/1/96-
SUB-ACCOUNT                                                                                                12/31/95   12/31/96
-----------                                                                                                --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24.76%     12.66%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.67%     16.39%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.79%      6.19%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.56%     25.27%

VARIABLE ORDINARY ("ZENITH LIFE PLUS" AND "ZENITH LIFE PLUS II") AND LIMITED PAYMENT ("ZENITH LIFE EXECUTIVE 65") POLICIES


                                                      NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                          ------------------------------------------------------------------------------------------------
                          1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT               12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95   12/31/96
-----------               --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Capital Growth  . . . . .  51.79%   (9.34%)    29.98%   (4.06%)    53.06%   (6.61%)    14.28%   (7.62%)    37.21%     20.34%
Bond Income . . . . . . .   1.65%    7.72%     11.63%    7.44%     17.25%    7.53%     11.94%   (3.94%)    20.47%      3.98%
Money Market  . . . . . .   5.89%    6.87%      8.60%    7.54%      5.58%    3.18%      2.36%    3.35%      5.07%      4.50%




                          5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT               12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95   12/31/96
-----------               --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Stock Index . . . . . . . (12.55%)   15.65%    29.37%   (4.72%)    29.65%    6.65%     9.07%     0.51%     36.10%     21.73%
Managed . . . . . . . . .  (1.06%)    8.83%    18.37%    2.59%     19.45%    6.06%     9.99%    (1.70%)    30.48%     14.34%




                                                                                      4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                           12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                           --------  --------  --------  ----------
Avanti Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.28%   (0.87%)    29.57%     16.90%
Growth and Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.78%   (1.80%)    35.65%     17.38%




                                                                                      4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                           12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                           --------  --------  --------  ----------
Equity-Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.11%    6.43%     34.29%     13.59%
Overseas  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.38%    1.12%      9.02%     12.53%




                                                                                                5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                     12/31/94  12/31/95   12/31/96
-----------                                                                                     --------  --------  ----------
Small Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.61%)    28.08%     29.90%




                                                                                                8/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                     12/31/94  12/31/95   12/31/96
-----------                                                                                     --------  --------  ----------
High Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.66%)    19.88%     13.35%
Asset Manager . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.49%)    16.26%     13.91%




                                                                                                           5/1/95-    1/1/96-
SUB-ACCOUNT                                                                                                12/31/95   12/31/96
-----------                                                                                                --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24.64%     12.49%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.56%     16.21%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.68%      6.03%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.44%     25.08%

VARIABLE SURVIVORSHIP ("ZENITH SURVIVORSHIP LIFE") POLICIES


                                                            NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                                ------------------------------------------------------------------------------------------------
                                1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                     12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95   12/31/96
-----------                     --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Capital Growth  . . . . . . . .  51.34%   (9.61%)    29.59%   (4.35%)    52.61%   (6.90%)    13.94%   (7.90%)    36.80%     19.98%
Bond Income . . . . . . . . . .   1.35%    7.40%     11.29%    7.11%     16.90%    7.21%     11.60%   (4.23%)    20.12%      3.67%
Money Market  . . . . . . . . .   5.57%    6.55%      8.28%    7.22%      5.26%    2.87%      2.05%    3.04%      4.75%      4.18%




                                5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                     12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                     --------  --------  --------  --------  --------  --------  --------  --------  --------
Stock Index . . . . . . . . . . (12.73%)   15.30%    28.99%   (5.01%)    29.27%    6.33%     8.74%     0.21%     35.69%
Managed . . . . . . . . . . . .  (1.26%)    8.50%    18.02%    2.28%     19.10%    5.74%     9.69%    (2.00%)    30.09%
                                 1/1/96-
SUB-ACCOUNT                      12/31/96
-----------                     ----------
Stock Index . . . . . . . . . .   21.36%
Managed . . . . . . . . . . . .   13.99%




                                                                             4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                  12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                  --------  --------  --------  ----------
Avanti Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.05%   (1.16%)    29.19%     16.55%
Growth and Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.55%   (2.09%)    35.25%     17.03%




                                                                             4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                  12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                  --------  --------  --------  ----------
Equity-Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.89%    6.11%     33.89%     13.25%
Overseas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.15%    0.82%      8.70%     12.19%




                                                                                      5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                           12/31/94  12/31/95   12/31/96
-----------                                                                           --------  --------  ----------
Small Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.80%)    27.69%     29.50%




                                                                                      8/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                           12/31/94  12/31/95   12/31/96
-----------                                                                           --------  --------  ----------
High Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.76%)    19.53%     13.00%
Asset Manager . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.59%)    15.91%     13.57%




                                                                                               5/1/95-    1/1/96-
SUB-ACCOUNT                                                                                    12/31/95   12/31/96
-----------                                                                                    --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24.39%     12.15%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.33%     15.86%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.48%      5.71%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.20%     24.71%

FLEXIBLE PREMIUM ("ZENITH FLEXIBLE LIFE") POLICIES


                                                           NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                               ------------------------------------------------------------------------------------------------
                               1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                    12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95   12/31/96
-----------                    --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Capital Growth . . . . . . . .  51.56%   (9.47%)    31.88%   (5.73%)    52.83%   (6.75%)    14.11%   (7.76%)    37.00%     20.16%
Bond Income  . . . . . . . . .   1.50%    7.56%     11.46%    7.28%     17.08%    7.37%     11.77%   (4.08%)    20.29%      3.82%
Money Market . . . . . . . . .   5.73%    6.71%      8.44%    7.38%      5.42%    3.02%      2.20%    3.20%      4.91%      4.34%




                               5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                    12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95   12/31/96
-----------                    --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Stock Index . . . . . . . .    (13.06%)   15.47%    29.18%   (4.86%)    29.46%    6.49%     8.90%     0.36%     35.90%     21.55%
Managed  . . . . . . . . . . .  (1.15%)    8.67%    18.20%    2.44%     19.28%    5.90%     9.82%    (1.85%)    30.28%     14.16%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Avanti Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.16%   (1.01%)    29.38%     16.72%
Growth and Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.67%   (1.94%)    35.45%     17.21%




                                                                                           4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                                --------  --------  --------  ----------
Equity-Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.00%    6.27%     34.09%     13.42%
Overseas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.26%    0.97%      8.86%     12.36%




                                                                                                     5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
Small Cap  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.71%)    27.88%     29.70%




                                                                                                     8/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                                          12/31/94  12/31/95   12/31/96
-----------                                                                                          --------  --------  ----------
High Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.71%)    19.71%     13.17%
Asset Manager  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.54%)    16.08%     13.74%




                                                                                                               5/1/95-    1/1/96-
SUB-ACCOUNT                                                                                                    12/31/95   12/31/96
-----------                                                                                                    --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24.51%     12.32%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.44%     16.03%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.58%      5.87%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.32%     24.89%

MODIFIED SINGLE PREMIUM ("AMERICAN GATEWAY") POLICIES


                                                             NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                                 ----------------------------------------------------------------------------------------
                                 1/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                      12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                      --------  --------  --------  --------  --------  --------  --------  --------  --------
Bond Income  . . . . . . . . . .  2.27%     8.37%     12.30%    8.09%     17.96%    8.18%     12.61%   (3.36%)    21.20%
Money Market . . . . . . . . . .  6.53%     7.52%      9.25%    8.19%      6.21%    3.80%      2.97%    3.97%      5.70%


SUB-ACCOUNT                       1/1/96-
-----------                       12/31/96
                                 ----------
Bond Income  . . . . . . . . . .   4.61%
Money Market . . . . . . . . . .   5.13%




                                 5/1/87-   1/1/88-   1/1/89-   1/1/90-   1/1/91-   1/1/92-   1/1/93-   1/1/94-   1/1/95-
SUB-ACCOUNT                      12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95
-----------                      --------  --------  --------  --------  --------  --------  --------  --------  --------
Stock Index  . . . . . . . . . . (12.20%)   16.34%    30.15%   (4.14%)    30.43%    7.30%      9.72%    1.12%     36.92%
Managed  . . . . . . . . . . . .  (0.66%)    9.48%    19.08%    3.21%     20.17%    6.70%     10.65%   (1.11%)    31.26%
                                  1/1/96-
SUB-ACCOUNT                       12/31/96
-----------                      ----------
Stock Index  . . . . . . . . . .   22.47%
Managed  . . . . . . . . . . . .   15.03%




                                                                                 4/30/93-  1/1/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                      12/31/93  12/31/94  12/31/95   12/31/96
-----------                                                                      --------  --------  --------  ----------
Avanti Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.74%   (0.27%)    30.35%     17.61%
Growth and Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14.24%   (1.21%)    36.47%     18.10%




                                                                                          5/2/94-   1/1/95-    1/1/96-
SUB-ACCOUNT                                                                               12/31/94  12/31/95   12/31/96
-----------                                                                               --------  --------  ----------
Small Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.23%)    28.84%     30.68%




                                                                                         10/31/94-  1/1/95-    1/1/96-
SUB-ACCOUNT                                                                              12/31/94   12/31/95   12/31/96
-----------                                                                              ---------  --------  ----------
Equity Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (4.20%)    48.69%     13.17%
Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (0.10%)    24.79%     16.91%
International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.60%      6.23%      6.67%
Venture Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (3.50%)    39.28%     25.84%
U.S. Government  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.60%     15.02%      3.31%
Strategic Bond Opportunities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (1.40%)    19.38%     14.36%



The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

                          INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheet of New England Life Insurance Company (formally New England Variable Life Insurance Company) and subsidiaries as of December 31, 1996, and the related consolidated statement of earnings, equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 consolidated financial statements present fairly, in all material respects, the financial position of the New England Life Insurance Company and subsidiaries as of December 31, 1996 and the results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.

In 1996, as discussed in Note 1 to the financial statements, the Company (1) has adopted all applicable generally accepted accounting principles as required for mutual life insurance enterprises (or wholly-owned stock life insurance company subsidiaries of mutual life insurance enterprises) by Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, and Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Policies; and (2) has reflected the effects of the changes in corporate organization.

The consolidated balance sheet of the Company and subsidiaries as of December 31, 1995 and the related consolidated statements of earnings, equity, and cash flows for the periods ended December 31, 1995 and 1994 present the combination of the individual financial statements of New England Variable Life Insurance Company and other entities listed in Note 1. Such individual financial statements were audited by other auditors before the applicable effects of the changes described in the paragraph above and their reports on the financial statements of each of the insurance entities listed in Note 1 expressed an adverse opinion as to the conformity with generally accepted accounting principles and an unqualified opinion as to conformity with statutory principles and their reports on the financial statements of each of the other entities expressed an unqualified opinion. We have audited the adjustments that were applied to restate the 1995 and 1994 financial statements to reflect the effects of the changes for the adoption of generally accepted accounting principles and the changes in corporate organization as described in Note 1. In our opinion, such adjustments are appropriate and have been properly applied.



DELOITTE & TOUCHE LLP


February 18, 1997
Boston, Massachusetts

                       NEW ENGLAND LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                           DECEMBER 31, 1996 AND 1995


                                   ASSETS

                                        NOTES       1996             1995
                                        -----  --------------  ----------------
Investments:
  Fixed Maturities:
     Available for Sale, at Estimated
      Fair Value  . . . . . . . . . .   2,11   $  524,284,643   $  575,834,866
     Held to Maturity, at Amortized
      Cost. . . . . . . . . . . . . .              29,666,318       36,550,618
  Mortgage Loans on Real Estate . . .   2,11               --        2,210,153
  Policy Loans  . . . . . . . . . . .    11        76,262,779       58,210,498
  Real Estate . . . . . . . . . . . .               1,701,981               --
  Short-Term Investments  . . . . . .    11       156,559,460       20,828,254
  Other Invested Assets . . . . . . .              12,956,434          206,000
                                               --------------   --------------
        Total Investments . . . . . .             801,431,615      693,840,389
Cash and Cash Equivalents . . . . . .    11        49,147,342       35,129,015
Deferred Policy Acquisition Costs . .             434,636,666      353,809,245
Accrued Investment Income . . . . . .              13,712,748       14,621,811
Premiums and Other Receivables  . . .     4         5,941,433       10,311,027
Other Assets  . . . . . . . . . . . .              95,106,160       11,148,103
Separate Account Assets . . . . . . .           1,206,959,498      748,184,716
                                               --------------   --------------
        TOTAL ASSETS  . . . . . . . .          $2,606,935,462   $1,867,044,306
                                               ==============   ==============

                           LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits  . . . . . . .     4    $  464,888,914   $  446,687,020
Policyholder Account Balances . . . .   4,11      181,594,090      138,831,391
Other Policyholder Funds  . . . . . .    11         2,071,162        2,353,586
Policyholder Dividends Payable  . . .               9,018,002        7,346,500
Short and Long-Term Debt  . . . . . .   8,11       84,056,337       79,347,546
Income Taxes Payable:                     5
  Current . . . . . . . . . . . . . .               6,272,302        9,179,749
  Deferred  . . . . . . . . . . . . .              39,463,081       54,981,645
Other Liabilities . . . . . . . . . .              62,190,384       25,629,031
Separate Account Liabilities  . . . .           1,206,959,498      748,184,716
                                               --------------   --------------
        Total Liabilities . . . . . .           2,056,513,770    1,512,541,184
                                               --------------   --------------
Commitments and Contingencies
 (Notes 2, 4, 8 and 9)
EQUITY
Common Stock  . . . . . . . . . . . .               2,500,000        2,500,000
Contributed Capital . . . . . . . . .             497,945,598      289,099,450
Retained Earnings . . . . . . . . . .              46,248,721       36,547,252
Net Unrealized Investment Gains . . .     3         3,727,373       26,356,420
                                               --------------   --------------
        Total Equity  . . . . . . . .             550,421,692      354,503,122
                                               --------------   --------------
        TOTAL LIABILITIES AND
         EQUITY . . . . . . . . . . .          $2,606,935,462   $1,867,044,306
                                               ==============   ==============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF EARNINGS

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                            NOTES       1996          1995           1994
                            ------  ------------  ------------  ---------------
REVENUES
Premiums, net . . . . . .     4     $ 37,410,040  $ 38,565,735   $206,099,650
Universal Life and
 Investment-Type Product
 Policy Fee Income  . . .            101,755,632    79,371,437     63,349,660
Net Investment Income . .     3       49,628,343    41,815,075      4,069,355
Investment Gains (Losses),
 Net. . . . . . . . . . .     3       15,979,267    21,979,906        (64,081)
Commissions, Fees and
 Other Income . . . . . .             44,929,609    34,554,617    264,883,323
                                    ------------  ------------   ------------
Total Revenues  . . . . .            249,702,891   216,286,770    538,337,907

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits,
 net  . . . . . . . . . .     4       65,520,519    55,810,172    435,150,792
Interest Credited to
 Policyholder Account
 Balances . . . . . . . .              5,557,652     2,564,651        904,003
Policyholder Dividends  .             14,829,641    13,953,664      7,232,042
Other Operating Costs and
 Expenses . . . . . . . .            151,043,021   110,890,061     83,725,839
                                    ------------  ------------   ------------
Total Benefits and Other
 Deductions . . . . . . .            236,950,833   183,218,548    527,012,676
                                    ------------  ------------   ------------
Earnings from Continuing
 Operations before Income
 Taxes  . . . . . . . . .             12,752,058    33,068,222     11,325,231
Income Taxes  . . . . . .     5        3,050,589    12,302,605      4,188,483
                                    ------------  ------------   ------------

NET EARNINGS  . . . . . .           $  9,701,469  $ 20,765,617   $  7,136,748
                                    ============  ============   ============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF EQUITY

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                                       NET
                           COMMON                   UNREALIZED
                          STOCK &                   INVESTMENT
                        CONTRIBUTED    RETAINED       GAINS
                          CAPITAL      EARNINGS      (LOSSES)         TOTAL
                        ------------  -----------  -------------  ---------------
BALANCES AT JANUARY 1,
 1994 . . . . . . . .   $175,028,227  $ 8,644,887  $    104,801    $183,777,915
Net Earnings  . . . .                   7,136,748                     7,136,748
Change in Net
 Unrealized Investment
 Gains (Losses) . . .                                  (774,432)       (774,432)
Contributed Capital .     53,028,000                                 53,028,000
                        ------------  -----------  ------------    ------------

BALANCES AT DECEMBER
 31, 1994 . . . . . .    228,056,227   15,781,635      (669,631)    243,168,231
Net Earnings  . . . .                  20,765,617                    20,765,617
Change in Net
 Unrealized Investment
 Gains (Losses) . . .                                27,026,051      27,026,051
Contributed Capital .     63,543,223                                 63,543,223
                        ------------  -----------  ------------    ------------

BALANCES AT DECEMBER
 31, 1995 . . . . . .    291,599,450   36,547,252    26,356,420     354,503,122
Net Earnings  . . . .                   9,701,469                     9,701,469
Change in Net
 Unrealized Investment
 Gains (Losses) . . .                               (22,629,047)    (22,629,047)
Contributed Capital .    208,846,148                                208,846,148
                        ------------  -----------  ------------    ------------

BALANCES AT DECEMBER
 31, 1996 . . . . . .   $500,445,598  $46,248,721  $  3,727,373    $550,421,692
                        ============  ===========  ============    ============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                   1996            1995             1994
                               --------------  --------------  ----------------
NET CASH USED IN OPERATING
 ACTIVITIES. . . . . . . . .   $ (85,673,871)  $(111,833,907)   $ (46,062,592)
                               -------------   -------------    -------------
Cash Flows from Investing
 Activities:
  Sales, Maturities and
    Repayments of:
     Available for Sale Fixed
      Maturities . . . . . .     276,420,158     538,296,916       13,480,392
     Held to Maturity Fixed
      Maturities . . . . . .      10,519,220         625,000               --
     Mortgage Loans on Real
      Estate . . . . . . . .       2,210,152          11,789            8,000
  Purchases of:
     Available for Sale Fixed
      Maturities . . . . . .    (259,713,146)   (983,517,566)    (121,490,180)
     Real Estate . . . . . .        (480,007)             --               --
     Fixed Asset Property and
      Equipment. . . . . . .      (3,786,192)             --               --
     Other Assets  . . . . .     (11,024,000)        (15,000)         (32,000)
  Net Change in Short-Term
    Investments. . . . . . .    (135,731,206)    379,325,026       13,737,203
  Net Change in Policy Loans     (18,052,280)    (14,243,155)     (13,293,625)
  Other, Net . . . . . . . .          66,820        (114,000)       2,255,589
                               -------------   -------------    -------------
NET CASH USED IN INVESTING
 ACTIVITIES. . . . . . . . .    (139,570,481)    (79,630,990)    (105,334,621)
                               -------------   -------------    -------------
Cash Flows from Financing
 Activities:
  Common Stock . . . . . . .
  Capital Contributions  . .     159,162,170       9,515,000       52,698,000
  Borrowed Money . . . . . .                      25,000,000       50,000,000
  Policyholder Account
    Balances:
     Deposits  . . . . . . .     482,551,966     281,761,424      201,732,909
     Withdrawals . . . . . .    (364,932,882)   (148,402,748)    (108,766,575)
  Financial Reinsurance
    Receivables. . . . . . .     (37,518,575)             --               --
                               -------------   -------------    -------------
NET CASH PROVIDED BY
 FINANCING ACTIVITIES  . . .     239,262,679     167,873,676      195,664,334
                               -------------   -------------    -------------
Change in Cash and Cash
 Equivalents . . . . . . . .      14,018,327     (23,591,221)      44,267,121
Cash and Cash Equivalents,
 Beginning of Year . . . . .      35,129,015      58,720,236       14,453,115
                               -------------   -------------    -------------
CASH AND CASH EQUIVALENTS,
 END OF YEAR . . . . . . . .   $  49,147,342   $  35,129,015    $  58,720,236
                               =============   =============    =============
Supplemental Cash Flow
 Information:
  Interest Paid  . . . . . .   $   1,523,134   $   1,277,033    $          --
                               =============   =============    =============
  Income Taxes Paid  . . . .   $   4,720,928   $   6,764,653    $     132,000
                               =============   =============    =============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994



                                   1996            1995             1994
                               --------------  --------------  ----------------
NET EARNINGS . . . . . . . .   $   9,701,469   $  20,765,617    $   7,136,748
Adjustments to Reconcile Net
 Earnings to Net Cash
 Provided by (Used in)
 Operating Activities:
  Change in Deferred Policy
    Acquisition Costs, Net .     (68,626,162)    (45,823,425)    (128,219,002)
  Change in Accrued
    Investment Income  . . .         909,063     (11,507,438)         (87,020)
  Change in Premiums and
    Other Receivables  . . .       4,369,594      (4,072,681)      (1,494,680)
  Investment (Gains) Losses,
    Net. . . . . . . . . . .     (15,979,267)    (21,979,906)          64,081
  Depreciation and
    Amortization Expenses  .       4,119,881       5,724,945           99,912
  Change in Transfer to
    Separate Account . . . .      (2,242,885)      1,412,264          105,477
  Interest Credited to
    Policyholder Account
    Balances . . . . . . . .       5,557,652       2,564,651          904,003
  Universal Life and
    Investment-Type Product
    Policy Fee Income  . . .    (101,755,632)    (79,371,437)     (63,349,660)
  Change in Future Policy
    Benefits . . . . . . . .      18,201,894      14,538,593      125,898,745
  Change in Other
    Policyholder Funds . . .        (282,879)      1,789,475          156,400
  Change in Policyholder
    Dividends Payable  . . .       1,671,502         114,458        7,232,042
  Change in Income Taxes
    Payable. . . . . . . . .      (6,633,789)     10,210,526       10,337,032
  Other, Net . . . . . . . .      65,315,688      (6,199,549)      (4,846,670)
                               -------------   -------------    -------------
NET CASH USED IN OPERATING
 ACTIVITIES. . . . . . . . .   $ (85,673,871)  $(111,833,907)   $ (46,062,592)
                               =============   =============    =============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  BUSINESS

  New England Life Insurance Company and its subsidiaries (the "Company") is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company principally provides variable life insurance and variable annuity products through a network of general agencies located throughout the United States.

  Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 31, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. NEMLICO was merged directly into MetLife and ceased to exist as a separate mutual life insurance company. In conjunction with the merger, NEVLICO became a subsidiary of MetLife and changed its name to New England Life Insurance Company. NELICO has continued after the merger to conduct its existing businesses and is also administering the business activities for the former parent NEMLICO. (Note 13)

  NELICO is headquartered in Boston, Massachusetts and became a Massachusetts chartered company through a legal process known as redomestication. Prior to the merger, NEVLICO was organized under Delaware law. The capital structure of NELICO continues in the same form subsequent to the merger with common stock authorized at 50,000 shares and 20,000 shares issued and outstanding with a par value of $125 per share. MetLife made an additional statutory capital contribution to NELICO at the merger date totaling $208,003,770 consisting of $128,412,170 of cash and $79,591,600 of bonds, real estate, mortgages, common stock of affiliates and furniture and equipment. Prior to the merger, NELICO received a capital contribution from NEMLICO for $20,000,000 in cash. The total contributed capital for 1996 equaled $228,003,770.

  Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are Exeter Reassurance Company, Ltd., New England Pension and Annuity Company and Newbury Insurance Company Limited for insurance operations and New England Securities Corporation and TNE Advisers, Inc. for other operations. The principal business activities of the subsidiaries are disclosed below.

  Exeter Reassurance Company, Ltd., (Exeter) was incorporated in Bermuda on November 15, 1994, and registered as an insurer under The Insurance Act 1978 (Bermuda). Exeter engages in financial reinsurance of life insurance and annuity policies.

  New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses in 20 states, but is currently not actively engaged in the sale or distribution of insurance products.

  New England Securities Corporation (NES), a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC") and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO. NES is the sole owner of Hereford Insurance Agency, Inc.

  Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability

                       NEW ENGLAND LIFE INSURANCE COMPANY
and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. The policy applies to claims made during the policy period or during the discovery period with limits of $1,000,000 each claim, $1,000,000 annual aggregate each insured, $3,500,000 and $3,000,000 annual aggregate all insured in 1996 and 1995 respectively.

  TNE Advisers, Inc. was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. TNE Advisers, Inc. was organized to serve as an investment adviser to certain mutual funds of the New England Zenith Fund and does not intend to engage in any business activities other than providing investment management and administrative services.

  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

  The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), and include the accounts of NELICO and its subsidiaries in which NELICO has control and a majority economic interest. The consolidated financial statements have been prepared as though the current reporting entity had always existed. Significant intercompany transactions and balances have been eliminated in consolidation.

  Prior to 1996, NELICO, as a wholly owned stock life insurance subsidiary of a mutual life insurance company, prepared its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (statutory financial statements), which accounting practices were considered to be GAAP. In 1996, NELICO adopted Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises (the "Interpretation") and Statement of Financial Accounting Standards ("SFAS") No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Policies (the "Standard"), of the Financial Accounting Standards Board ("FASB"). The Interpretation and Standard required mutual life insurance companies to adopt all standards promulgated by the FASB in their general purpose financial statements. The financial statements of NELICO for 1995 and 1994 have been retroactively restated to reflect the adoption of all applicable authoritative GAAP pronouncements. The cumulative effect of such adoption as of January 1, 1994 has been reflected in an adjustment of equity at January 1, 1994 (see Note 12).

  As of December 31, 1993, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of SFAS No. 115 increased consolidated equity by $104,801, net of deferred income taxes and adjustments of deferred policy acquisition costs and future policy benefits.

  VALUATION OF INVESTMENTS

  Fixed maturity securities for which the Company has the positive intent and ability to hold to maturity are stated principally at amortized cost and include bonds and redeemable preferred stock. All other fixed maturity securities are classified as available for sale and are reported at estimated fair market value. Unrealized holding gains and losses on fixed maturity securities available for sale are reported as a separate component of equity. Such amounts are net of related deferred income taxes and adjustments of deferred policy acquisition costs and future policy benefits relating to unrealized gains on available for sale securities. Amortized cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. All securities are recorded on a trade date basis.

  The Company's mortgage loan on real estate was carried at outstanding principal balance. Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contract terms of the loan agreement. The mortgage loan was in good standing at December 31, 1995 and no allowance for loss was required.

                       NEW ENGLAND LIFE INSURANCE COMPANY

  Real estate is considered held for sale by management and is reported at the lower of cost or estimated fair market value less allowances for the estimated cost of sales. No impairment allowance is required on the property.

  Policy loans are stated at unpaid principal balances.

  Short-term investments are stated at amortized cost which approximates fair value.

  Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. These are carried at cost, which approximates fair value.

  INVESTMENT RESULTS

  Realized investment gains and losses are determined by specific identification and are presented as a component of revenues.

  PROPERTY AND EQUIPMENT

  Property and equipment and leasehold improvements are included in other assets and are stated at cost, less accumulated depreciation and amortization. Depreciation, including charges relating to capitalized leases, is provided using the straight line method over the estimated useful lives of the assets which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight line method over the lesser of the term of the leases or the estimated useful life of the improvements.

  Accumulated depreciation and amortization on property and equipment and leasehold improvements was $3,117,743 and $0 at December 31, 1996 and 1995, respectively. Related depreciation and amortization expense was $3,117,743, $0 and $0 for the years ended December 31, 1996, 1995 and 1994, respectively.

  RECOGNITION OF INCOME AND EXPENSES

  Premiums from traditional life policies are recognized generally as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contract. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Reinsurance allowances for individual non-medical health contracts are recognized as income when due.

  Premiums from variable life, universal life and investment-type contracts are reported as deposits to policyholder account balances. Revenues from these contracts consist of amounts assessed during the period against policyholder account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholder account balances and interest credited to policyholder account balances.

  DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business, principally commissions, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

                       NEW ENGLAND LIFE INSURANCE COMPANY

  Deferred policy acquisition costs are amortized over a period up to 40 years for traditional life, variable life, universal life products and for investment-type products as a constant percentage of estimated gross margins or profits arising principally from surrender charges and interest, mortality and expense margins based on historical and anticipated future experience, updated regularly. The effects of revisions to experience on previous amortization of deferred policy acquisition costs are reflected in earnings in the period estimated gross margins or profits are revised.

  For non-medical health insurance contracts, deferred policy acquisition costs are amortized over the life of the contracts (generally between 10 and 30 years) in proportion to anticipated reinsurance allowances.

  FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserve for death and endowment policy benefits and the liability for terminal dividends. The net level premium reserve is calculated based on the dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in such contracts. Interest rates used in establishing future policy benefit liabilities range from 4 percent to 5 percent for life insurance policies.

  Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

  Benefit liabilities for non-medical health insurance are calculated as the net GAAP liability plus the unamortized deferred acquisition costs. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

  INCOME TAXES

  NELICO files a consolidated Federal Income Tax return with Exeter Reassurance Company, Ltd. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred tax assets or liabilities.

  SEPARATE ACCOUNT OPERATIONS

  Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceed the Separate Account liabilities.

  Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts are reported as increases in Separate Account liabilities and are not reported in revenues. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

  POLICYHOLDER DIVIDENDS

  The amount of policyholder dividends to be paid is determined annually by the Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year and management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

                       NEW ENGLAND LIFE INSURANCE COMPANY

  CONSOLIDATED STATEMENTS OF CASH FLOWS--NON CASH TRANSACTIONS

  For the years ended December 31, 1996 and 1995, respectively, the Company received capital contributions in the form of transfer of assets of $49,683,978 and $54,028,223. In 1994, $296,815,969 of bonds were received in support of the coinsurance treaty with NEMLICO.

  ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

  DEBT SECURITIES

  The carrying value, gross unrealized gain (loss) and estimated fair value of fixed securities, by category, as of December 31, 1996 and 1995 are shown below.

                          HELD TO MATURITY SECURITIES


                                               GROSS UNREALIZED
                                  ESTIMATED   ------------------    AMORTIZED
                                 FAIR VALUE     GAIN      LOSS        COST
                                 -----------  --------  --------  -------------
1996
Fixed Maturities:
  Bonds:
     U.S. Treasury Securities
      and obligations of U.S.
      government corporations
      and agencies . . . . . .   $ 7,344,149  $ 51,289  $  6,095   $ 7,298,955
     States and political
      subdivisions . . . . . .       517,770    38,031                 479,739
     Corporate . . . . . . . .    22,648,666   860,180    99,138    21,887,624
                                 -----------  --------  --------   -----------
Total Fixed Maturities . . . .   $30,510,585  $949,500  $105,233   $29,666,318
                                 ===========  ========  ========   ===========

1995
Fixed Maturities:
  Bonds:
     U.S. Treasury Securities
      and obligations of U.S.
      government corporations
      and agencies . . . . . .   $ 9,695,983  $179,024  $          $ 9,516,959
     States and political
      subdivisions . . . . . .       530,650    60,604                 470,046
     Corporate . . . . . . . .    26,599,841   257,222   170,994    26,513,613
     Other . . . . . . . . . .        50,000                            50,000
                                 -----------  --------  --------   -----------
Total Fixed Maturities . . . .   $36,876,474  $496,850  $170,994   $36,550,618
                                 ===========  ========  ========   ===========

                       NEW ENGLAND LIFE INSURANCE COMPANY

                         AVAILABLE FOR SALE SECURITIES


                                           GROSS UNREALIZED
                           AMORTIZED    -----------------------    ESTIMATED
                              COST         GAIN         LOSS       FAIR VALUE
                          ------------  -----------  ----------  --------------
1996
Fixed Maturities:
  Bonds:
     U.S. Treasury
      Securities and
      obligations of
      U.S. government
      corporations and
      agencies. . . . .   $  5,464,659  $    46,737  $   24,580   $  5,486,816
     Foreign
      governments . . .      1,577,439        1,147      57,272      1,521,314
     Corporate  . . . .    505,682,553   18,637,259   7,092,856    517,226,956
     Mortgage-backed
      securities. . . .         48,759          798                     49,557
                          ------------  -----------  ----------   ------------
Total Fixed
 Maturities . . . . . .   $512,773,410  $18,685,941  $7,174,708   $524,284,643
                          ============  ===========  ==========   ============

1995
Fixed Maturities:
  Bonds:
     U.S. Treasury
      Securities and
      obligations of
      U.S. government
      corporations and
      agencies. . . . .   $  1,991,186  $       746  $    1,135   $  1,990,797
     Foreign
      governments . . .      3,017,691      178,111                  3,195,802
     Corporate  . . . .    512,320,546   58,440,764     183,844    570,577,466
     Mortgage-backed
      securities. . . .         69,877          924                     70,801
                          ------------  -----------  ----------   ------------
Total Fixed
 Maturities . . . . . .   $517,399,300  $58,620,545  $  184,979   $575,834,866
                          ============  ===========  ==========   ============



  Included in net unrealized appreciation (depreciation) of investments are unrealized gains on foreign currency investments as well as unrealized gains on the associated forward foreign exchange contracts. Unrealized appreciation (depreciation) of investments consists of the following:


                                                            1996       1995
                                                           -------  -----------
Net unrealized gains on investments  . . . . . . . . . .   $ 8,213   $372,881
Unrealized gains (losses) on the maturity of forward
 contracts . . . . . . . . . . . . . . . . . . . . . . .    13,665    (76,214)
                                                           -------   --------
                                                           $21,878   $296,667
                                                           =======   ========



  The estimated fair value and amortized cost of bonds classified as held to maturity, by contractual maturity, at December 31, 1996 are shown below.


                                                      ESTIMATED     AMORTIZED
                                                     FAIR VALUE       COST
                                                     -----------  -------------
Due in one year or less  . . . . . . . . . . . . .   $ 3,792,488   $ 3,783,539
Due after one year through five years  . . . . . .     8,714,767     8,791,593
Due after five years through ten years . . . . . .    17,503,330    16,591,186
Due after ten years  . . . . . . . . . . . . . . .       500,000       500,000
                                                     -----------   -----------
  Total  . . . . . . . . . . . . . . . . . . . . .   $30,510,585   $29,666,318
                                                     ===========   ===========

                       NEW ENGLAND LIFE INSURANCE COMPANY

  The amortized cost and estimated fair value of bonds classified as available for sale, by contractual maturity, at December 31, 1996 are shown below.


                                                    AMORTIZED      ESTIMATED
                                                       COST        FAIR VALUE
                                                   ------------  --------------
Due in one year or less  . . . . . . . . . . . .   $              $
Due after one year through five years  . . . . .     23,380,259     23,820,548
Due after five years through ten years . . . . .     51,941,867     51,169,921
Due after ten years  . . . . . . . . . . . . . .    437,402,525    449,244,617
                                                   ------------   ------------
  Subtotal . . . . . . . . . . . . . . . . . . .    512,724,651    524,235,086
Mortgage-backed securities . . . . . . . . . . .         48,759         49,557
                                                   ------------   ------------
  Total  . . . . . . . . . . . . . . . . . . . .   $512,773,410   $524,284,643
                                                   ============   ============



  Bonds not due at a single maturity date have been included in the above tables in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

  ASSETS HELD IN TRUST FOR THE BENEFIT OF OTHER PARTIES

  Exeter has deposited in a trust for the benefit of MetLife certain assets for the purpose of allowing MetLife to record a reserve credit as permitted by regulations of the State of New York. Under the terms of the Trust Agreement MetLife enjoys broad powers to withdraw funds from the trust for the payment of policyholder claims incurred by Exeter under its reinsurance treaty and to direct the investment of funds held in the trust. The Trust Agreement limits the types of investments that may be held in trust to cash and certificates of deposit, U.S. Government bonds and notes and publicly traded securities of U.S. companies having a National Association of Insurance Commissioners (NAIC) rating of 1. At December 31, 1996, the trust held $786,828 of cash and $468,847,351 of bonds and short-term investments, and at December 31, 1995 $487,268,195 of bonds and short-term investments.

  MORTGAGE LOANS

  As of December 31, 1995 the mortgage loan investment was collateralized by industrial property in Baltimore, Maryland.

  ASSETS ON DEPOSIT

  As of December 31, 1996 and 1995, the Company had assets on deposit with regulatory agencies of $5,884,253 and $6,486,794, respectively.

                       NEW ENGLAND LIFE INSURANCE COMPANY

3. INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

  The sources of investment income are as follows:


                                            1996         1995          1994
                                         -----------  -----------  ------------
Fixed maturities . . . . . . . . . . .   $44,629,921  $39,264,322   $1,597,939
Mortgage loans on real estate  . . . .       110,037      233,974      235,138
Real estate  . . . . . . . . . . . . .        55,149
Policy loans . . . . . . . . . . . . .     3,734,183    2,831,097    1,996,359
Cash, cash equivalents and short-term
 investments . . . . . . . . . . . . .     3,656,448    1,173,815      597,425
Other investment income  . . . . . . .        37,135
                                         -----------  -----------   ----------
Gross investment income  . . . . . . .    52,222,873   43,503,208    4,426,861
Investment expenses  . . . . . . . . .     2,594,530    1,688,133      357,506
                                         -----------  -----------   ----------
Investment income, net . . . . . . . .   $49,628,343  $41,815,075   $4,069,355
                                         ===========  ===========   ==========



  Investment gains (losses), are summarized as follows:


                                            1996         1995          1994
                                         -----------  ------------  -----------
Fixed maturities . . . . . . . . . . .   $15,467,124  $21,981,201    $(64,090)
Other  . . . . . . . . . . . . . . . .       512,143       (1,295)          9
                                         -----------  -----------    --------
Investment gains (losses), net . . . .   $15,979,267  $21,979,906    $(64,081)
                                         ===========  ===========    ========



  Proceeds from the sales of bonds classified as available for sale during 1996, 1995 and 1994 were $275,008,306, $518,416,727 and $13,127,940 respectively.
During 1996, 1995 and 1994, respectively, gross gains of $19,109,340, $22,557,997 and $77,319, and gross losses of $3,878,497, $576,796, and $141,409 were realized on those sales.

  Proceeds from the call of direct issue bonds classified as held to maturity during 1996, 1995 and 1994 were $5,290,796, $0, and $0, respectively. During 1996, 1995 and 1994, respectively, gross gains of $236,280, $0 and $0, and gross losses of $0, $0, and $0 were realized due to prepayment premiums received. There were no sales of fixed maturities classified as held to maturity.

  The unrealized investment gains (losses), which are included in the consolidated balance sheets as a component of equity and the changes for the corresponding years are summarized as follows:


                                         1996           1995          1994
                                     -------------  -------------  ------------
YEAR ENDED DECEMBER 31
Balance, beginning of year . . . .   $ 26,356,420   $   (669,631)   $ 104,801
  Change in unrealized investment
    gains (losses) . . . . . . . .    (46,851,102)    58,946,561           --
  Effect of adopting SFAS No. 115              --             --     (931,481)
  Change in unrealized investment
    gains (losses) attributable to:
     Deferred policy acquisition
      cost allowances  . . . . . .     12,210,988    (17,883,703)      98,294
     Deferred income tax (expense)
      benefit. . . . . . . . . . .     12,011,067    (14,036,807)      58,755
                                     ------------   ------------    ---------
Balance, end of year . . . . . . .   $  3,727,373   $ 26,356,420    $(669,631)
                                     ============   ============    =========


                       NEW ENGLAND LIFE INSURANCE COMPANY

                                         1996           1995          1994
                                      ------------  -------------  ------------
DECEMBER 31
Balance, end of year, comprises:
  Unrealized investment gains
    (losses) on:
     Fixed maturities . . . . . . .   $11,524,866   $ 58,369,351    $(574,586)
     Other  . . . . . . . . . . . .        (4,327)         2,290         (334)
                                      -----------   ------------    ---------
                                       11,520,539     58,371,641     (574,920)
Amounts of unrealized investment
 gains (loss) attributable to:
  Deferred policy acquisition cost
    allowances. . . . . . . . . . .    (5,755,640)   (17,966,628)     (82,925)
  Deferred income taxes . . . . . .    (2,037,526)   (14,048,593)     (11,786)
                                      -----------   ------------    ---------
Balance, end of year  . . . . . . .   $ 3,727,373   $ 26,356,420    $(669,631)
                                      ===========   ============    =========


  Net unrealized investment gains at December 31, 1996, before deferred Federal income tax, reflects gross unrealized gains of $18,685,941 and gross unrealized losses of $7,174,708.

4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  In the normal course of business, the Company assumes and cedes reinsurance with other insurance companies. The accompanying consolidated statements of earnings are presented net of reinsurance ceded.

  The effect of reinsurance on premiums earned is as follows:


                                     1996           1995            1994
                                 -------------  -------------  ----------------
Direct premiums  . . . . . . .   $  2,681,689   $  2,794,103    $     329,113
Reinsurance assumed  . . . . .     67,482,752     69,329,831      402,121,966
Reinsurance ceded  . . . . . .    (32,754,401)   (33,558,199)    (196,351,429)
                                 ------------   ------------    -------------
Net premiums earned  . . . . .   $ 37,410,040   $ 38,565,735    $ 206,099,650
                                 ============   ============    =============



  Policyholder benefits in the accompanying consolidated statements of earnings are presented net of reinsurance recoveries of $23,961,773, $22,577,080 and $4,948,808 for the years ended December 31, 1996, 1995 and 1994, respectively. Premiums and other receivables in the accompanying consolidated balance sheets include reinsurance recoveries of $0.2 million and $0 million at December 31, 1996 and 1995, respectively.

  A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

5. INCOME TAXES

  Income tax expense for U.S. operations has been calculated in accordance with the provisions of the Internal Revenue Code, as amended.

  NELICO and its eligible subsidiary file a consolidated U. S. income tax return and other subsidiaries file separate income tax returns as required. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between income determined for financial reporting purposes and income tax purposes.

                       NEW ENGLAND LIFE INSURANCE COMPANY

  A summary of income tax expense (benefit) in the consolidated statements of earnings is shown below:


                                       CURRENT      DEFERRED         TOTAL
                                     ------------  ------------  --------------
1996
Federal  . . . . . . . . . . . . .   $ 5,333,391   $(1,531,395)   $ 3,801,996
State and Local  . . . . . . . . .                    (751,407)      (751,407)
                                     -----------   -----------    -----------
Total  . . . . . . . . . . . . . .   $ 5,333,391   $(2,282,802)   $ 3,050,589
                                     ===========   ===========    ===========
1995
Federal  . . . . . . . . . . . . .   $ 5,503,644   $ 6,354,610    $11,858,254
State and Local  . . . . . . . . .                     444,351        444,351
                                     -----------   -----------    -----------
Total  . . . . . . . . . . . . . .   $ 5,503,644   $ 6,798,961    $12,302,605
                                     ===========   ===========    ===========
1994
Federal  . . . . . . . . . . . . .   $(1,960,017)  $ 5,557,870    $ 3,597,853
State and Local  . . . . . . . . .                     590,630        590,630
                                     -----------   -----------    -----------
Total  . . . . . . . . . . . . . .   $(1,960,017)  $ 6,148,500    $ 4,188,483
                                     ===========   ===========    ===========



  Reconciliations of the differences between income taxes computed at the federal statutory tax rates and consolidated provisions for income taxes are as follows:


                                        1996          1995           1994
                                    -------------  ------------  --------------
Income before taxes . . . . . . .   $ 12,752,058   $33,068,222    $11,325,231
Income tax rate . . . . . . . . .             35%           35%            35%
                                    ------------   -----------    -----------
Expected income tax expense at
 federal statutory income tax
 rate . . . . . . . . . . . . . .      4,463,220    11,573,878      3,963,831
Tax effect of:
  Change in valuation allowance .    (13,948,000)     (413,000)      (402,850)
  NOL benefit write-off . . . . .     13,012,000            --             --
  State and local income taxes  .       (488,415)      288,828        383,910
  Tax credits . . . . . . . . . .
  Other, net  . . . . . . . . . .         11,784       852,899        243,592
                                    ------------   -----------    -----------
Income Tax Expense (Benefit)  . .   $  3,050,589   $12,302,605    $ 4,188,483
                                    ============   ===========    ===========

                       NEW ENGLAND LIFE INSURANCE COMPANY

  The deferred tax asset or liability recorded represents the net temporary differences between the tax bases of assets and liabilities and their amounts for financial reporting. The components of the net deferred tax asset or liability at December 31, 1996 and 1995 are as follows:


                                                   1996             1995
                                               --------------  ----------------
Deferred tax assets:
  Policyholder liabilities . . . . . . . . .   $  83,303,973    $  69,491,980
  Net operating loss carryforward  . . . . .      12,547,940       13,012,000
  Other  . . . . . . . . . . . . . . . . . .      14,690,260        9,890,697
                                               -------------    -------------
Total gross assets . . . . . . . . . . . . .     110,542,173       92,394,677
  Less valuation allowance . . . . . . . . .                      (13,948,000)
                                               -------------    -------------
Asset, net of valuation allowance  . . . . .     110,542,173       78,446,677
                                               -------------    -------------
Deferred tax liabilities
  Investments  . . . . . . . . . . . . . . .      (2,526,047)      (7,185,868)
  Deferred policy acquisition costs  . . . .    (132,964,603)    (106,477,179)
  Net unrealized capital gains . . . . . . .      (2,037,526)     (14,048,593)
  Other  . . . . . . . . . . . . . . . . . .     (12,477,078)      (5,716,682)
                                               -------------    -------------
Total gross liabilities  . . . . . . . . . .    (150,005,254)    (133,428,322)
                                               -------------    -------------
Net deferred tax liability . . . . . . . . .   $ (39,463,081)   $ (54,981,645)
                                               =============    =============



  The sources of the deferred tax expense (benefit) and their tax effects are as follows:


                                       1996          1995            1994
                                   -------------  ------------  ---------------
Policyholder liabilities . . . .   $(17,818,264)  $(4,109,738)   $(25,551,114)
Net operating loss
 carryforward  . . . . . . . . .        464,060
Deferred policy acquisition
 costs . . . . . . . . . . . . .     21,827,603    13,877,584      32,756,212
Other, net . . . . . . . . . . .     (6,756,201)   (2,968,885)     (1,056,598)
                                   ------------   -----------    ------------
Total  . . . . . . . . . . . . .   $ (2,282,802)  $ 6,798,961    $  6,148,500
                                   ============   ===========    ============



6. EMPLOYEE BENEFIT PLANS

  The Home Office Retirement Plan and related Select Employees' Supplemental Retirement Plan (together the "Plan") cover substantially all of the Company's employees. Retirement benefits are based primarily on years of service and the employee's average salary. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. The net pension cost charged to income in 1996, 1995, and 1994 was $159,000, $150,000, and $145,000, respectively. These amounts are not representative of the net pension cost that can be expected to be charged to income in future years, because substantially all the Company's employees were employed by NEMLICO prior to the merger, and, correspondingly, substantially all net pension cost was incurred by NEMLICO. The amounts of net periodic pension cost disclosed below are more indicative of the net pension cost that will be incurred in future years.


                                      1996           1995            1994
                                  -------------  -------------  ---------------
Service cost  . . . . . . . . .   $  5,761,000   $  4,797,000    $  6,575,000
Interest cost on projected
 benefit obligation . . . . . .     12,489,000     11,012,000      10,590,000
Actual return on assets . . . .    (15,468,000)   (21,221,000)      2,121,000
Net amortization and
 deferrals  . . . . . . . . . .      6,009,000     13,059,000     (10,002,000)
                                  ------------   ------------    ------------
Net periodic pension cost . . .   $  8,791,000   $  7,647,000    $  9,284,000
                                  ============   ============    ============

                       NEW ENGLAND LIFE INSURANCE COMPANY

  The assumed long-term rate of return on assets used in determining the net periodic pension cost was 8.5 percent.

  The following information for the plan includes amounts relating to NEMLICO.


                                                     1996            1995
                                                 -------------  ---------------
Actuarial present value of accumulated plan
 benefits. . . . . . . . . . . . . . . . . . .   $133,000,000    $119,000,000
                                                 ============    ============
Projected benefit obligation . . . . . . . . .    182,000,000     168,000,000
                                                 ============    ============
Net assets available for plan benefits . . . .    130,992,000     116,000,000
                                                 ============    ============
Unrecognized prior service cost  . . . . . . .        224,000       3,954,000
                                                 ============    ============
Unrecognized net (loss) from past experience
 difference from that assumed  . . . . . . . .    (37,327,000)    (47,300,000)
                                                 ============    ============
Unamortized transition gains . . . . . . . . .   $  4,015,000    $  5,185,000
                                                 ============    ============



  The weighted average discount rate was 7.5%, 8.0% and 7.5% in 1996, 1995 and 1994, respectively. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit was 5.0% for 1996, 1995 and 1994. Plan assets consist of bonds, stocks, real estate, and insurance contracts and have an assumed long-term rate of return of 8.5% for 1996, 1995 and 1994.

  OTHER POSTRETIREMENT BENEFITS

  In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

  The following sets forth the plan's fiscal year end funded status reconciled with amounts reported in the financial statements of MetLife. Subsequent to the merger, substantially all employees covered by the plan are employed by the Company. Accordingly, in future years these disclosures will reconcile to amounts reported on the Company's balance sheet and income statement.


                                                        1996          1995
                                                     -----------  -------------
Accumulated postretirement benefit obligation:
  Retirees . . . . . . . . . . . . . . . . . . . .   $28,566,000   $31,696,000
  Fully eligible active plan participants  . . . .     5,482,000     7,075,000
  All other actives  . . . . . . . . . . . . . . .    11,098,000    14,200,000
                                                     -----------   -----------
Total  . . . . . . . . . . . . . . . . . . . . . .    45,146,000    52,971,000
  plus: unrecognized net gain  . . . . . . . . . .    19,997,000    12,654,000
                                                     -----------   -----------
Accrued postretirement benefit liability . . . . .   $65,143,000   $65,625,000
                                                     ===========   ===========




                                         1996          1995           1994
                                      ------------  ------------  -------------
The components of net postretirement
 benefit cost were:
  Service cost  . . . . . . . . . .   $   876,000   $   876,000    $1,070,000
  Interest cost . . . . . . . . . .     3,183,000     3,768,000     3,926,000
  Amortization of gain  . . . . . .    (1,155,000)   (1,043,000)     (922,000)
                                      -----------   -----------    ----------
Net periodic postretirement benefit
 cost . . . . . . . . . . . . . . .   $ 2,904,000   $ 3,601,000    $4,074,000
                                      ===========   ===========    ==========



  Net periodic postretirement benefit costs for the years ended December 31, 1996 and 1995, includes the cost of benefits earned by active employees, interest cost, gains and losses arising from differences between actuarial

                       NEW ENGLAND LIFE INSURANCE COMPANY
assumptions and actual experience, and amortization of the transition obligation. The discount rate used to determine the net periodic postretirement benefit cost was 7.25%, 8.5% and 8.0% for 1996, 1995 and 1994, respectively. The Company made contributions to the plan of $3,386,000 in 1996, $3,700,000 in 1995 and $3,579,000 in 1994, as claims were incurred.

  The discount rate used to determine the accumulated postretirement benefit obligation was 7.50% and 7.25% as of December 31, 1996 and 1995 respectively. The health care cost trend rate was 8.2% graded to 5.0% over 8 years for 1996, and 8.6% graded to 5.5% over 8 years for 1995. The health care cost trend rate assumption has a minimal impact on the amounts reported, since the Company has capped its contributions at 200% of 1993 levels.

7. LEASES

  LEASE EXPENSE

  The Company has entered into various lease agreements for office space, data processing and other equipment. Future gross minimum rental payments under non-cancelable leases for 1997 and the succeeding four years are $10,942,951, $10,690,820, $10,919,215, $9,269,160 and $8,686,613, respectively, and
$51,208,079 thereafter. Minimum future sub-lease rental income on these noncancelable leases is $3,202,010, $3,336,379, $3,336,379, $3,336,379 and
$3,336,379 for 1997 and the succeeding four years, respectively, and $16,518,626 thereafter.

8. DEBT

  In 1995, the Company borrowed $25,000,000 from a bank, bearing interest at a variable rate, equal to the greater of the bank's base rate or money market rates plus .6% per annum payable monthly, 5.7% at December 31, 1996 and 5.8% at December 31, 1995. The loan is collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment is structured in a manner to result in repayment over a term of five years. The carrying value of the loan approximates its fair value.

  Exeter privately placed $75,118,152 aggregate principal amount, subordinated notes payable (the "Notes"), on December 30, 1994 which are due December 30, 2004, with no interest payments for the first five years and semiannual interest payments thereafter. The Notes have been discounted to yield 8.45% for the first five years and pay interest at 8.845% thereafter. The Notes are expressly subordinated in right of payment to the insurance liabilities of Exeter. The Notes are not subject to redemption by Exeter or through the operation of a sinking fund prior to maturity. Proceeds of the issuance of the Notes, net of discount, amounted to $50,000,000. The issue costs of the Notes of $130,000 were deducted from Notes, net of discount, to arrive at net subordinated notes payable of $49,870,000. The issue cost will be amortized over the life of the Notes. The Notes are held by MetLife, and the carrying value of the loan approximates its fair value.

9. CONTINGENCIES

  The Company has no contingent liabilities which might materially affect the financial position of the Company or the results of its operations. There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect.

                       NEW ENGLAND LIFE INSURANCE COMPANY

10. OTHER OPERATING COSTS AND EXPENSES

  Other operating costs and expenses consisted of the following:


                                      1996           1995            1994
                                  -------------  -------------  ---------------
Compensation costs  . . . . . .   $ 36,172,270   $ 23,629,621    $ 18,807,641
Commissions . . . . . . . . . .     51,616,356     37,476,445      37,220,361
Debt expense  . . . . . . . . .      6,261,153      5,658,756              --
Amortization of policy
 acquisition costs  . . . . . .     29,390,090     32,664,723      23,130,743
Capitalization of policy
 acquisition costs  . . . . . .    (98,016,252)   (65,850,148)    (63,779,884)
Rent expense, net of sub-lease
 income of $119,272,
 $0 and $0  . . . . . . . . . .      3,060,243      1,609,487       1,288,197
Other . . . . . . . . . . . . .    122,559,161     75,701,177      67,058,781
                                  ------------   ------------    ------------
Total . . . . . . . . . . . . .   $151,043,021   $110,890,061    $ 83,725,839
                                  ============   ============    ============



11. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments presented below have been determined by the Company using market information available as of December 31, 1996 and 1995 and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.


                                                     CARRYING      ESTIMATED
                                                      VALUE        FAIR VALUE
                                                   ------------  --------------
DECEMBER 31, 1996:
Assets
  Fixed Maturities . . . . . . . . . . . . . . .   $553,950,961   $554,795,228
  Policy loans . . . . . . . . . . . . . . . . .     76,262,779     76,262,779
  Short-term investments . . . . . . . . . . . .    156,559,460    156,559,460
  Cash and cash equivalents  . . . . . . . . . .     49,147,342     49,147,342
  Separate Account Assets  . . . . . . . . . . .    192,632,348    192,632,348
Liabilities
  Policyholder account balances  . . . . . . . .      6,269,574      6,031,664
  Other policyholder funds . . . . . . . . . . .      2,071,162      2,071,162
  Short and long-term debt . . . . . . . . . . .     84,056,337     84,056,337
  Separate Account Balances  . . . . . . . . . .    208,269,567    192,632,348

DECEMBER 31, 1995:
Assets
  Fixed Maturities . . . . . . . . . . . . . . .   $612,385,484   $612,711,339
  Mortgage loans . . . . . . . . . . . . . . . .      2,210,153      2,210,153
  Policy loans . . . . . . . . . . . . . . . . .     58,210,498     58,210,498
  Short-term investments . . . . . . . . . . . .     20,828,254     20,828,254
  Cash and cash equivalents  . . . . . . . . . .     35,129,015     35,129,015
  Separate Account Assets  . . . . . . . . . . .     39,701,263     39,701,263
Liabilities
  Policyholder account balances  . . . . . . . .      2,582,913      2,382,538
  Other policyholder funds . . . . . . . . . . .      2,353,586      2,353,586
  Short and long-term debt . . . . . . . . . . .     79,347,546     79,347,546
  Separate Account Balances  . . . . . . . . . .     42,297,885     39,701,263

                       NEW ENGLAND LIFE INSURANCE COMPANY

  For bonds that are publicly traded, estimated fair value was obtained from an independent market pricing service. Publicly traded bonds represented approximately 96 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1996 and 71 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1995. For all other bonds, estimated fair value was determined by management, based primarily on interest rates, maturity, credit quality and average life. Estimated fair values of mortgage loans were generally based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities. Estimated fair values of policy loans were based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and Company experience to project patterns of loan accrual and repayment. For cash and cash equivalents and short-term investments, the carrying amount is a reasonable estimate of fair value.

  The fair values for policyholder account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

  The estimated fair value of short and long-term debt was determined using rates currently available to the Company for debt with similar terms and remaining maturities.

12. STATUTORY FINANCIAL INFORMATION

  The Interpretation and Standard required life insurance companies to adopt all standards promulgated by the FASB in their general purpose financial statements. The effect of all adjustments of initially applying the Interpretation and Standard has been presented as an adjustment to the 1994 opening balance of equity. The components of such adjustments are as follows:


January 1, 1994:
  NELICO Historical  . . . . . . . . . . . . . . . . . . . . .    $ 94,378,654
  Other Subsidiaries Combined Historical . . . . . . . . . . .      13,965,944
                                                                  ------------
                                                                   108,344,598
  Adjustments to GAAP for life insurance companies:
     Future policy benefits and policyholder account
      balances . . . . . . . . . . . . . . . . . . . . . . . .     (92,581,713)
     Deferred policy acquisition costs . . . . . . . . . . . .     197,723,446
     Deferred federal income taxes . . . . . . . . . . . . . .     (28,204,895)
     Valuation of investments  . . . . . . . . . . . . . . . .         116,100
     Statutory investment valuation reserves . . . . . . . . .         206,448
     Statutory interest maintenance reserve  . . . . . . . . .          75,672
     Other, net  . . . . . . . . . . . . . . . . . . . . . . .      (1,901,741)
                                                                  ------------
  Equity . . . . . . . . . . . . . . . . . . . . . . . . . . .    $183,777,915
                                                                  ============

                       NEW ENGLAND LIFE INSURANCE COMPANY

  The following reconciles statutory net income and statutory surplus and reflects the corporate reorganization described in Note 1 determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with net earnings and equity on a GAAP basis.


                                         YEARS ENDED DECEMBER 31,
                               ---------------------------------------------
                                   1996            1995             1994
                               --------------  --------------  ----------------
Statutory net income
 (loss)  . . . . . . . . . .   $ (46,020,586)  $     374,833    $ (56,208,918)
Adjustments to GAAP for life
 insurance companies:
  Future policy benefits and
    policyholders account
    balances . . . . . . . .     (41,173,515)     (9,616,060)     (51,901,361)
  Deferred policy acquisition
    costs. . . . . . . . . .      68,626,162      45,823,425      128,219,002
  Deferred Federal Income
    taxes. . . . . . . . . .       2,282,802      (6,798,961)      (6,148,500)
  Statutory interest
    maintenance reserve  . .         231,011            (744)            (221)
  Other, net . . . . . . . .      25,755,595      (9,016,876)      (6,823,254)
                               -------------   -------------    -------------
Net GAAP Earnings  . . . . .   $   9,701,469   $  20,765,617    $   7,136,748
                               =============   =============    =============
Statutory surplus  . . . . .   $ 355,853,248   $ 203,373,628    $ 142,727,150
Adjustments to GAAP for life
 insurance companies:
  Future policy benefits and
    policyholders account
    balances . . . . . . . .    (195,272,649)   (154,099,134)    (144,483,074)
  Deferred policy acquisition
    costs. . . . . . . . . .     434,636,395     353,809,245      325,859,523
  Deferred Federal Income
    taxes. . . . . . . . . .     (40,185,081)    (55,200,949)     (34,365,181)
  Valuation of investments .      11,502,988      58,062,684          114,109
  Statutory interest
    maintenance reserve  . .         305,720          74,707           75,451
  Statutory investment
    valuation reserves . . .       3,334,658         372,954          137,202
  Surplus notes  . . . . . .     (58,910,797)    (54,210,173)     (49,870,000)
  Receivables from
    reinsurance
    transactions . . . . . .      26,029,575              --               --
  Other, net . . . . . . . .      13,127,635       2,320,160        2,973,051
                               -------------   -------------    -------------
GAAP Equity  . . . . . . . .   $ 550,421,692   $ 354,503,122    $ 243,168,231
                               =============   =============    =============



13. RELATED PARTY TRANSACTIONS

  Prior to the merger NELICO operated under a service agreement with its parent NEMLICO to receive all executive, legal, clerical and other personnel services. Subsequent to the merger, the Company has entered into a Service Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain Administered Contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger of NEMLICO and MetLife and those policies and contracts defined in the Service Agreement as Transition Policies which were sold by the Company's field force post-merger.

  The Company charged MetLife $88,043,274 including accruals for administrative services on NEMLICO administered contracts for the period of September 1, 1996 through December 31, 1996. Prior to the merger, the Company paid $62,643,521 to NEMLICO for administrative services on variable-life and variable-annuity contracts for the period of January 1, 1996 through August 31, 1996. In 1995, the Company paid $50,875,006 to NEMLICO for administrative services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

  In 1996, MetLife made a non-cash capital contribution to the Company of common stock of affiliated companies consisting of Exeter, NEPA, NES, Newbury, Omega Reinsurance Corp., TNE Advisers Inc., and TNE Information Services Inc. with a total estimated statutory fair value of $29,557,626. MetLife also made non-cash capital contributions of home-office properties of $10,301,481, socially-responsible investments with a book value

                       NEW ENGLAND LIFE INSURANCE COMPANY
of $11,916,278, furniture, equipment and leasehold improvements of $27,816,216 and a cash contribution of $128,412,170. Prior to the merger, NEMLICO made a cash contribution to NELICO of $20,000,000.

  In 1995, NEMLICO made a non-cash capital contribution to NELICO of publicly-traded debt securities and private-placement obligations with an estimated fair value of $54,028,223. NELICO received cash contributions from NEMLICO of $8,215,000 and $11,648,000 in 1995 and 1994, respectively.

  The Company entered into a lease agreement with MetLife on August 30, 1996 for the home-office building which it occupies on 501 Boylston Street in Boston, Massachusetts. The Company paid $780,160 for lease payments to MetLife for 1996.

  Commissions earned by NES from sales of New England Funds (NEF) shares, a subsidiary of MetLife, amounted to $14,791,000 in 1996. Included in accrued income at December 31, 1996, were amounts receivable for assets-based commissions from NEF totaling $226,000. In 1996, NES earned asset based income of $7,605,000 on average assets of approximately $3.5 billion under management with NEF.

  Exeter has a privately-placed subordinated notes payable to MetLife for $58,910,797 at December 31, 1996 and $54,210,173 at December 31, 1995.

  On June 21, 1996, NEMLICO purchased a mortgage from NELICO for $2,216,703 which included principal of $2,203,774, and interest of $12,929.

  Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or
(2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

  Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of New England Variable Life Insurance Company:

We have audited the statutory balance sheet of New England Variable Life Insurance Company (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995, and the related statutory statements of operations, surplus, and cash flows for each of the two years in the period ended December 31, 1995. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the aforementioned financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware
(SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP).

In our report dated March 8, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects the financial position of New England Variable Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above (and not included herein) do not present fairly, in conformity with GAAP, the financial position of New England Variable Life Insurance Company as of December 31, 1995, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 1995.

In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of New England Variable Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995, on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.



                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
March 6, 1996, except for the information in the penultimate paragraph under
"Basis of Presentation and Principles of Consolidation" of Note 1, for which the date is February 18, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of New England Pension and Annuity Company:

We have audited the statutory balance sheet of New England Pension and Annuity Company (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995, and the related statutory statements of operations and surplus, and cash flows for each of the two years in the period ended December 31, 1995. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the aforementioned financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware
(SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP).

In our report dated March 8, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects the financial position of New England Pension and Annuity Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above (and not included herein) do not present fairly, in conformity with GAAP, the financial position of New England Pension and Annuity Company as of December 31, 1995, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 1995.

In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of New England Pension and Annuity Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995, on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.



                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
March 6, 1996, except for the information in the penultimate paragraph under
"Basis of Presentation and Principles of Consolidation" of Note 1, for which the date is February 18, 1997

April 23, 1996


                          INDEPENDENT AUDITORS' REPORT

To The Board of Directors and Shareholder of
Exeter Reassurance Company, Ltd.

We have audited the statutory balance sheet of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995 and the related statutory statements of operations and surplus, and cash flows for the year then ended. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The statutory financial statements have been prepared in conformity with The Insurance Act 1978, amendments thereto and related regulations and are not intended to be presented in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above (and not included herein) do not present fairly in conformity with U.S. GAAP, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 1995, or the results of its operations or its cash flows for the year then ended. In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of Exeter Reassurance Company, Ltd. as of December 31, 1995, and the results of its operations and its cash flows for the year then ended in conformity with the Insurance Act 1978, amendments thereto and related regulations.


COOPERS & LYBRAND
CHARTERED ACCOUNTANTS

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New England Securities Corporation:

We have audited the consolidated statement of financial condition of New England Securities Corporation as of December 31, 1995, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above (and not included herein) present fairly, in all material respects, the consolidated financial position of New England Securities Corporation as of December 31, 1995, and the consolidated results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.



                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 9, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of TNE Advisers, Inc.:

We have audited the balance sheet of TNE Advisers, Inc. as of December 31, 1995, and the related statements of operations, changes in shareholder's equity (deficit), and cash flows for the year ended December 31, 1995, and for the period August 26, 1994 (commencement of operations) through December 31, 1994. These financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above (and not included herein) present fairly, in all material respects, the financial position of TNE Advisers, Inc. as of December 31, 1995, and the results of its operations and its cash flows for the year ended December 31, 1995, and for the period August 26, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.



                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 29, 1996

March 14, 1996


                          INDEPENDENT AUDITORS' REPORT

To The Shareholders of
Newbury Insurance Company, Limited

We have audited the accompanying balance sheets of Newbury Insurance Company, Limited as of December 31, 1995, and the related statements of earnings and retained earnings and cash flows for each of the two years in the period ended December 31, 1995 (not presented separately herein). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

Except as discussed in the following paragraph, we conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The provision for losses incurred but not reported is calculated in the manner described in note 3b). We have not reviewed the underlying information used in the calculation of the provision and therefore we have been unable to determine whether the provisions for the years ended December 31, 1995 and 1994 are adequate, deficient or excessive.

In our opinion, except for the effects of such adjustments, if any, that might have been determined to be necessary had we been able to assess fully the matter described in the preceding paragraph, the financial statements referred to above (and not included herein) present fairly, in all material respects, the financial position of Newbury Insurance Company, Limited as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 and 1994, in conformity with accounting principles generally accepted in the United States of America.


COOPERS & LYBRAND
CHARTERED ACCOUNTANTS

                                    PART II

                              RULE 484 UNDERTAKING

  Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                REPRESENTATIONS

  New England Life Insurance Company hereby represents that the fees and charges deducted under the modified single premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

  This Registration Statement comprises the following papers and documents:

  The facing sheet.

  A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.#

  The prospectus consisting of 138 pages.

  The undertaking to file reports.#

  The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

  The signatures.

  Written consents of the following persons:

    H. James Wilson, Esq. (see Exhibit 3(i) below)

    Rodney J. Chandler, F.S.A., M.A.A.A. (see Exhibit 3(ii) below) Sutherland, Asbill & Brennan, L.L.P. (see Exhibit 6 below)
    Independent Auditors (see Exhibit 11 below)

  The following exhibits:

  1.A.  (1)   January 31, 1983 resolution of the Board of Directors of
               NEVLICO**
        (2)   None

   (3)(a)      Distribution Agreement between NEVLICO and NELESCO*
      (b)(i)   Form of Contract between NEVLICO and its General Agents+++
         (ii)  Form of contract between NEVLICO and its AGENTS+++
      (c)      Commission Schedule for Policies###
      (d)      Prototype Form of contract among NES, TNE, NEVLICO and other broker dealers++
      (e)      Additional Forms of Selling Agreement among NELICO, NES and other broker dealers
   (4)         None
   (5)(a)      Specimens of Policy#
   (6)(a)      Amended and restated Articles of Incorporation and amended and restated By-Laws of NELICO####
   (7)         None
   (8)         None
   (9)         None
   (10)        Specimen of Applications for Policy#
 2.            See Exhibit 3(i)
 3.(i)         Opinion and Consent of H. James Wilson, Esquire###
   (ii)        Opinion and Consent of Rodney J. Chandler F.S.A., M.A.A.A.
 4.            None
 5.            Inapplicable
 6.            Consent of Sutherland, Asbill & Brennan, L.L.P.
 7.            Powers of Attorney####
 8.            Inapplicable
 9.            Inapplicable
10.            Inapplicable
11.            Consents of Independent Auditors
12.            Schedule for computation of performance quotations+
13.            Consolidated memorandum describing certain procedures, filed pursuant to
                Rule 6e-3(T)(b)(12)(iii)##
27.            Financial Data Schedule

---------

   * Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed July 28, 1983.

  ** Incorporated herein by reference to the Variable Account's Form S-6
     Registration Statement, File No. 2-82838, filed April 4, 1983.

   + Incorporated herein by reference to Post-Effective Amendment No. 2 to the Variable Account's Form S-6 Registration Statement, File No. 33-19540, filed April 28, 1989.

  ++ Incorporated herein by reference to the Variable Account's Form S-6
     Registration Statement, File No. 33-52050, filed September 16, 1992.

 +++ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed January 12, 1993.

  # Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed December 21, 1995.

  ## Incorporated herein by reference to Post-Effective Amendment No. 6 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 28, 1995.

 ### Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed June 10, 1996.

#### Incorporated herein by reference to the Variable Account's Form S-6
     Registration Statement, File No. 333-21767, filed February 13, 1997.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1997.
                                    New England Variable Life Separate
                                     Account
                                      (Registrant)

                                    By:  New England Life Insurance
                                          Company
                                            (Depositor)


                                    By:       /s/ Chester R. Frost
                                         -----------------------------------
                                            Chester R. Frost
                                            Senior Vice President and
                                            Treasurer
Attest:

        /s/ Marie C. Swift
------------------------------------
          Marie C. Swift

  Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1997.

                                          New England Life Insurance Company
(Seal)

Attest:        /s/ Marie C. Swift         By:     /s/ Chester R. Frost
         --------------------------------      --------------------------------
                 Marie C. Swift                   Chester R. Frost
                                                  Senior Vice President and
                                                  Treasurer



  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1997.

                 *                           Chairman, President and
-------------------------------------        Chief Executive Officer
          Robert A. Shafto

                 *                                  Director
-------------------------------------
         Susan C. Crampton

                 *                          Senior Vice President and
-------------------------------------              Treasurer,
         Chester R. Frost                   Chief Accounting Officer

                 *                                  Director
-------------------------------------
           Edward A. Fox

                 *                                  Director
-------------------------------------
         George J. Goodman

                 *                                  Director
-------------------------------------
           Paul E. Gray

                 *                                  Director
-------------------------------------
         Evelyn E. Handler

                 *                                  Director
-------------------------------------
         Philip K. Howard

                 *                                  Director
-------------------------------------
          Harry P. Kamen

                 *                                  Director
-------------------------------------
          Terence Lennon

                 *                                  Director
-------------------------------------
       Bernard A. Leventhal

                 *                                  Director
-------------------------------------
           Thomas J. May

                 *                                  Director
-------------------------------------
         Stewart G. Nagler

                 *                        Executive Vice President and
-------------------------------------        Chief Financial Officer
        Robert E. Schneider

                 *                                  Director
-------------------------------------
          Rand N. Stowell

                 *                                  Director
-------------------------------------
      Alexander B. Trowbridge


                                          By:        /s/ Anne M. Goggin
                                               ------------------------------
                                                    Anne M. Goggin, Esq.
                                                      Attorney-in-fact


* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997.

                                  EXHIBIT LIST

                                                                 Sequentially
EXHIBIT NUMBER                      TITLE                       Numbered Page*
--------------                      -----                      ----------------
   1.A.3(e)     Form of Selling agreement with broker-dealers

   3.(ii)       Opinion and Consent of Rodney J. Chandler,
                F.S.A., M.A.A.A.

   6.           Consent of Sutherland, Asbill & Brennan,
                L.L.P.

  11.           Consents of the Independent Auditors

  27.           Financial Data Schedule



---------
* Page numbers inserted on manually-signed copy only.